PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 101.3%
Asset-Backed Securities 17.3%
Automobiles 0.4%
Ally Bank Auto Credit-Linked Notes,
Series 2024-A, Class C, 144A	6.022%	05/17/32		1,354	$1,369,264
Series 2024-A, Class D, 144A	6.315	05/17/32		677	684,298
Series 2024-B, Class D, 144A	5.410	09/15/32		1,979	1,983,346
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-04A, Class A, 144A	5.490	06/20/29		7,163	7,238,787
Series 2024-01A, Class A, 144A	5.360	06/20/30		98,743	99,786,842

Bayview Opportunity Master Fund VII LLC, Series 2024-CAR01, Class C, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.116(c)	12/26/31		875	877,529
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		2,038	2,041,356
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class D, 144A	5.900	12/16/30		8,465	8,482,710
Series 2025-01A, Class A, 144A	5.360	04/16/35		67,700	68,447,726

Santander Drive Auto Receivables Trust, Series 2024-02, Class D	6.280	08/15/31		6,220	6,341,225
					197,253,083
Collateralized Loan Obligations 13.1%
720 East CLO Ltd. (Cayman Islands), Series 2023-IA, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.123(c)	04/15/38		32,250	32,303,216
AGL CLO Ltd. (Cayman Islands),
Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.929(c)	01/20/39		27,700	27,700,449
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.034(c)	07/21/38		35,494	35,576,548
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.099(c)	10/20/37		47,750	47,830,745

AlbaCore Euro CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.200(c)	06/15/34	EUR	8,414	9,618,733
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.183(c)	07/15/37		124,500	124,704,964
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class ARR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.843(c)	10/22/38	EUR	64,200	74,279,860
Series 08A, Class B1R, 144A, 3 Month EURIBOR + 2.100% (Cap N/A, Floor 2.100%)	4.572(c)	10/25/38	EUR	18,400	21,263,218

Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.170(c)	10/26/37		35,350	35,386,976
Ares CLO Ltd. (United Kingdom), Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.060(c)	01/25/39		75,000	75,050,872
Armada Euro CLO DAC (Ireland), Series 07A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)	3.621(c)	04/15/39	EUR	85,900	99,545,177
Aurium CLO DAC (Ireland),
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.280(c)	06/22/34	EUR	13,992	16,034,533
Series 08A, Class AR, 144A, 3 Month EURIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.772(c)	10/16/38	EUR	80,474	93,066,735
Avoca CLO DAC (Ireland),
Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.721(c)	10/15/38	EUR	91,000	105,145,820
Series 18A, Class BR, 144A, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 1.950%)	4.381(c)	01/15/38	EUR	31,700	36,601,060
Series 29A, Class AR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.711(c)	10/15/38	EUR	7,750	8,960,653
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.173(c)	10/16/37		27,000	27,040,446
Series 2022-05A, Class ARR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.915(c)	01/24/37		57,750	57,716,505

Bain Capital Euro CLO DAC (Ireland), Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	3.311(c)	07/15/34	EUR	34,970	40,347,889
Barings CLO Ltd., Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.049(c)	03/31/38		30,000	30,067,500
Battalion CLO Ltd. (Cayman Islands), Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.173(c)	10/15/37		27,500	27,553,050
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.993(c)	01/15/39		86,650	86,731,607
BlueMountain CLO Ltd. (Cayman Islands), Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.903(c)	04/15/35		71,825	71,848,056

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Bryant Park Funding Ltd. (Cayman Islands), Series 2023-21A, Class AR, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.999%(c)	10/18/38		40,500	$40,561,925
Capital Four CLO DAC (Ireland), Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.742(c)	01/25/38	EUR	127,100	146,782,018
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.134(c)	10/21/37		16,250	16,282,776
Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.049(c)	03/31/38		98,380	98,602,240

CarVal CLO Ltd. (United Kingdom), Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.153(c)	10/22/37		20,000	20,040,000
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.450(c)	10/17/38		29,090	29,171,455
CBAMR Ltd. (Cayman Islands),
Series 2017-02A, Class A1RR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.008(c)	04/17/39		66,200	66,374,920
Series 2017-03A, Class A2R2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.267(c)	07/17/39		18,200	18,255,424
Series 2017-03AR, Class BR2, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.317(c)	07/17/39		33,425	33,404,604
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.099(c)	10/20/37		56,010	56,105,217
Series 2021-07A, Class AR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	4.842(c)	01/23/35		63,250	63,265,376
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.993(c)	10/15/38		58,300	58,327,051
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.084(c)	07/21/38		70,150	70,279,392

Contego CLO DAC (Ireland), Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.631(c)	10/15/37	EUR	102,050	118,261,021
CVC Cordatus Loan Fund DAC (Ireland), Series 15A, Class ARR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.626(c)	02/26/39	EUR	5,000	5,778,448
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.079(c)	10/20/37		48,010	48,067,962
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.429(c)	10/20/37		47,450	47,559,619
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.110(c)	10/17/37		59,650	59,650,000
Series 2020-04A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.450(c)	10/17/37		23,500	23,495,307
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.429(c)	10/20/37		43,000	43,099,330
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.990(c)	03/22/38		111,310	111,388,284
Series 2025-04A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.100(c)	07/17/38		100,000	100,185,160
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.079(c)	03/31/38		93,500	93,669,328
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.021(c)	10/14/36		86,000	86,086,258
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.209(c)	10/20/37		102,500	102,765,014

Garnet CLO Ltd., Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	4.999(c)	10/20/38		18,495	18,515,326
Golub Capital Partners CLO, Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.930(c)	10/25/37		50,000	49,965,450
Golub Capital Partners CLO Ltd. (Cayman Islands), Series 2017-19RA, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.879(c)	10/20/36		25,000	24,987,473
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.442(c)	12/25/35	EUR	17,250	19,891,826
Series 05A, Class B2, 144A	2.100	10/25/34	EUR	15,000	16,253,475
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.672(c)	04/25/39	EUR	77,200	89,076,327
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.802(c)	03/25/38	EUR	121,000	139,667,891

HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.049(c)	07/20/38		45,750	45,855,637
ICG US CLO Ltd. (Cayman Islands), Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.230(c)	01/25/38		45,950	46,043,738
Invesco Euro CLO DAC (Ireland),
Series 04A, Class B2, 144A	1.950	04/15/33	EUR	10,000	11,128,866
Series 09A, Class AR, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.865(c)	07/20/38	EUR	40,000	46,161,512
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.159(c)	07/20/37		21,850	21,873,430
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.109(c)	01/20/38		39,700	39,746,779
Series 2024-18A, Class B, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.479(c)	01/20/38		37,500	37,586,618
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.163(c)	10/16/37		78,750	78,836,625

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Madison Park Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.229%(c)	04/18/37		126,465	$126,640,420
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.090(c)	07/27/34		78,500	78,525,128
Series 2025-70A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.029(c)	09/04/38		50,000	50,112,805

Magnetite Ltd. (Cayman Islands), Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.120(c)	01/25/38		70,000	70,163,268
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.101(c)	08/15/37		55,000	55,031,872
Marble Point CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.919(c)	10/20/36		55,000	54,961,769
Market Street CLO Ltd. (Cayman Islands), Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.059(c)	03/20/38		100,100	100,263,864
Monument CLO DAC (Ireland),
Series 01A, Class AR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.500(c)	05/15/39	EUR	130,000	150,127,214
Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.580% (Cap N/A, Floor 1.580%)	4.065(c)	01/20/39	EUR	6,000	6,927,378
Series 02A, Class AR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.852(c)	09/20/40	EUR	80,000	92,252,000
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.811(c)	04/15/38	EUR	75,650	87,493,370
Nassau Euro CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.781(c)	10/15/39	EUR	53,930	62,375,948
Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.705(c)	07/20/38	EUR	52,200	60,236,524

Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.089(c)	10/19/38		28,850	28,887,476
NGC Euro CLO DAC (Ireland), Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.651(c)	01/15/39	EUR	72,550	83,702,696
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.363(c)	07/22/34	EUR	95,665	109,821,110
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200(c)	07/22/34	EUR	18,472	21,059,685
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R3, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.039(c)	03/20/38		138,750	138,980,811
Series 2019-20A, Class AR2, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.150(c)	10/25/38		75,000	75,111,600

Oak Hill Credit Partners Ltd. (Cayman Islands), Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	4.859(c)	04/20/38		50,300	50,219,978
Obra CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.209(c)	01/20/38		87,000	87,255,467
Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.869(c)	10/20/36		72,250	72,222,256
Octagon Investment Partners Ltd. (Cayman Islands), Series 2018-01A, Class A3R, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.529(c)	10/20/37		35,000	34,994,400
Octagon Investment Partners Ltd., Series 2017-01A, Class BR3, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)	5.553(c)	10/31/37		18,750	18,796,879
Octagon Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.994(c)	07/21/35		32,100	32,131,230
Series 2022-01A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.799(c)	02/16/37		77,500	77,459,545
OFSI BSL Ltd. (Cayman Islands),
Series 2021-10A, Class BR, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	5.559(c)	04/20/34		25,650	25,636,152
Series 2022-11A, Class A1RR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.029(c)	03/31/38		53,800	53,883,422

Palmer Square European CLO DAC (Ireland), Series 2021-02A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.281(c)	03/15/38	EUR	24,300	28,079,000
Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.049(c)	03/06/38		49,800	49,915,028
Providus CLO DAC (Ireland), Series 02A, Class BRR, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.331(c)	10/15/38	EUR	27,915	32,236,729
Rad CLO Ltd. (Cayman Islands), Series 2021-10A, Class B, 144A, 3 Month SOFR + 1.662% (Cap N/A, Floor 1.400%)	5.414(c)	04/23/34		12,000	11,997,841
Ravensdale Park CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.335(c)	04/25/38	EUR	131,500	151,606,046
Regatta Funding Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.093(c)	07/15/38		34,750	34,822,767
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.133(c)	09/06/37		76,500	76,636,399
Series 2025-04A, Class A1, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.150(c)	07/25/38		24,510	24,562,255

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.153%(c)	01/15/38		20,500	$20,526,681
Series 2022-02A, Class A1R2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.029(c)	03/20/38		40,250	40,318,377
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.053(c)	03/15/38		70,600	70,719,025
Series 2024-01A, Class A2R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.322(c)	07/20/39		24,000	24,053,280
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.129(c)	03/31/38		32,000	32,071,158
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.731(c)	07/15/38	EUR	44,500	51,425,769
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.692(c)	10/25/37	EUR	108,875	125,548,968

Signal Harmonic CLO DAC (Ireland), Series 01A, Class BR, 144A, 3 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	4.481(c)	07/15/38	EUR	24,600	28,409,880
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.119(c)	10/20/37		40,000	40,080,000
Signal Peak CLO Ltd. (United Kingdom), Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.129(c)	07/18/37		50,000	50,053,315
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.149(c)	10/20/37		22,600	22,648,251
Sixth Street CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.950(c)	01/17/39		64,350	64,335,135
Sona Fios CLO DAC (Ireland), Series 05A, Class A, 144A, 3 Month EURIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.535(c)	08/25/38	EUR	31,000	35,832,515
St. Paul’s CLO DAC (Ireland), Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	3.375(c)	07/18/34	EUR	42,777	49,327,894
TCW CLO AMR Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.750%)	5.599(c)	08/16/34		16,600	16,610,953
TCW CLO Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.155(c)	03/31/38		20,950	20,993,132
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.153(c)	03/15/38		50,000	50,099,950
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.703(c)	01/15/36		27,500	27,519,206
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.179(c)	07/18/37		56,000	56,060,323

Toro European CLO DAC (Ireland), Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.681(c)	04/15/38	EUR	149,000	171,527,085
Trimaran CAVU Ltd., Series 2025-02A, Class A, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.089(c)	03/18/38		70,750	70,885,062
Trinitas Euro CLO DAC (Ireland), Series 06A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.231(c)	01/15/39	EUR	31,600	36,519,197
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.275(c)	01/15/32		2,376	2,378,214
Series 2018-32A, Class A1, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.091(c)	07/18/31		539	538,596
Series 2018-33A, Class BR, 144A, 3 Month SOFR + 1.812% (Cap N/A, Floor 0.000%)	5.565(c)	07/15/31		8,000	7,996,560

Wellfleet CLO Ltd. (Cayman Islands), Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.149(c)	10/18/37		47,690	47,791,170
Wind River CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.159(c)	07/20/37		41,700	41,700,000
					6,948,523,742
Consumer Loans 0.6%
Affirm Master Trust,
Series 2026-03A, Class B, 144A	5.030	08/15/34		8,250	8,253,208
Series 2026-03A, Class C, 144A	5.180	08/15/34		7,000	7,002,765

Cherry Securitization Trust, Series 2026-01A, Class A, 144A	5.430	01/17/34		19,900	19,866,188
GreenSky Home Improvement Issuer Trust, Series 2026-REV01, Class A, 144A	4.930	05/15/41		51,600	51,448,472
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		4,868	4,830,191
Mariner Finance Issuance Trust,
Series 2025-BA, Class A, 144A	4.590	11/22/38		22,300	22,028,002

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust, (cont’d.)
Series 2026-AA, Class A, 144A	5.010%	05/20/39	7,000	$6,973,922
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	26,049	25,791,353
Series 2023-01A, Class D, 144A	7.490	06/14/38	1,300	1,349,585
Series 2023-02A, Class C, 144A	6.740	09/15/36	20,700	21,148,784
Series 2023-02A, Class D, 144A	7.520	09/15/36	25,130	25,750,319
Series 2024-01A, Class A, 144A	5.790	05/14/41	44,500	45,646,640
Series 2026-01A, Class D, 144A	5.940	07/14/39	6,900	6,876,191

Sotheby’s Artfi Master Trust, Series 2026-01A, Class A1, 144A	4.800	06/20/33	62,000	61,613,579
				308,579,199
Credit Cards 0.3%
CCI GPCC JV SPE III LLC, Series 2026-01A, Class A, 144A	5.960	06/16/36	86,800	86,713,157
Genesis Sales Finance Master Trust, Series 2024-B, Class A, 144A	5.870	12/20/32	87,700	88,015,211
				174,728,368
Equipment 0.3%
HPEFS Equipment Trust,
Series 2025-01A, Class C, 144A	4.790	09/20/32	6,500	6,483,882
Series 2025-01A, Class D, 144A	4.990	03/21/33	4,500	4,474,934

Lmdv Issuer Co. LLC, Series 2026-01A, Class A2, 144A	5.380	07/17/56	46,800	46,456,324
MetroNet Infrastructure Issuer LLC,
Series 2025-02A, Class A2, 144A	5.400	08/20/55	64,345	64,246,012
Series 2025-04A, Class A2, 144A	5.163	12/20/55	10,000	9,835,839

SLR Equipment Finance LLC, Series 2026-01A, Class A2, 144A	5.010	04/15/33	1,000	1,000,787
VB-S1 Issuer LLC, Series 2026-01A, Class C2, 144A	4.693	03/15/56	36,500	35,374,055
				167,871,833
Home Equity Loans 1.3%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	4.479(c)	04/25/33	533	533,360
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.814(c)	11/25/33	242	249,204
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.814(c)	12/25/34	820	786,130
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.814(c)	09/25/34	206	204,927
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	2,314	2,323,253
EFMT, Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	11,108	11,084,167
FIGRE Trust, Series 2025-FL01, Class A1, 144A	5.265(cc)	07/25/55	7,747	7,707,793
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month SOFR + 3.039% (Cap N/A, Floor 2.925%)	6.764(c)	10/25/31	23	26,944
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.116(c)	01/25/55	36,113	36,225,596
Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.166(c)	10/25/55	15,001	15,056,332
Series 2026-CES02, Class A1A, 144A	5.227(cc)	06/25/56	28,174	27,944,958

GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	532	176,029

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.321%(c)	03/20/54	3,716	$3,721,274
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.221(c)	05/20/54	2,551	2,556,791
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.821(c)	10/20/54	4,931	4,937,234
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month SOFR + 0.914% (Cap N/A, Floor 0.800%)	4.639(c)	03/25/34	483	472,889
Series 2004-HE08, Class A7, 1 Month SOFR + 1.174% (Cap N/A, Floor 1.060%)	4.899(c)	09/25/34	663	697,161

New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A, 1 Month SOFR + 0.834% (Cap N/A, Floor 0.720%)	3.094(c)	10/25/33	708	725,727
NLT Trust, Series 2025-CES01, Class A1, 144A	5.038(cc)	08/25/60	4,299	4,259,943
OBX Trust,
Series 2025-HE02, Class A1, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.066(c)	08/25/55	32,095	32,157,549
Series 2025-HE02, Class M1, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 0.000%)	5.366(c)	08/25/55	6,750	6,779,032
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	4,699	4,708,168
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	2,627	2,641,620
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	12,546	12,568,261
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	16,209	16,144,485
Series 2024-CES08, Class A1A, 144A	5.490(cc)	11/25/44	28,590	28,606,561
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	34,874	34,895,670
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	34,942	35,001,731
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	14,185	14,155,322
Series 2025-CES08, Class A1A, 144A	5.148(cc)	08/25/55	59,051	58,723,786
Series 2025-CES09, Class A1A, 144A	4.795(cc)	09/25/55	15,375	15,145,225
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	16,616	16,632,928
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	5,932	5,931,676
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	5,365	5,372,377
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	17,500	17,577,885
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	60,335	60,115,967
Series 2024-CES06, Class A1, 144A	5.725(cc)	11/25/64	34,505	34,577,540
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	35,607	35,672,234
Series 2025-CES03, Class A1A, 144A	5.278(cc)	08/25/65	30,058	29,937,176
Series 2025-CES04, Class A1A, 144A	5.091(cc)	10/25/65	22,059	21,828,304
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	43,759	43,820,380
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	12,301	12,160,966
Series 2025-HE01, Class A1A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	4.966(c)	07/25/65	28,716	28,771,370
				693,615,925
Other 1.2%
ALLO Issuer LLC, Series 2026-01A, Class A2, 144A	5.607	06/20/56	22,200	22,252,960
BCREDPP, Series 2025^	6.540	06/11/32	25,300	24,920,500
Business Jet Securities LLC, Series 2026-01A, Class A, 144A	5.464	06/15/41	35,280	35,095,934
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC,
Series 2025-01A, Class A2, 144A	6.000	05/20/55	22,969	23,176,151
Series 2025-04A, Class A2, 144A	5.522	12/20/55	16,645	16,632,491
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A	5.350	10/20/46	10,899	10,878,653
Series 2025-01A, Class A, 144A	5.380	02/20/49	24,419	24,392,281
Series 2025-02A, Class A, 144A	5.320	06/20/49	17,921	17,806,889
GoodLeap Sustainable Home Solutions Trust,
Series 2023-04C, Class A, 144A	6.480	03/20/57	21,586	20,979,555
Series 2024-01GS, Class A, 144A	6.250	06/20/57	36,492	34,993,564
GreenSky Home Improvement Issuer Trust,
Series 2024-02, Class A4, 144A	5.150	10/27/59	7,023	7,037,568
Series 2025-02A, Class A4, 144A	4.890	06/25/60	8,397	8,362,394

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550%	06/25/59		6,118	$6,188,360
Series 2024-01, Class A4, 144A	5.670	06/25/59		10,810	10,917,729

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.516(c)	04/25/34		9,000	9,037,269
Oryx Funding LLC, Series 2026-01A, Class A2, 144A	6.299	06/05/56		95,350	94,764,217
PK Alift Loan Funding 7 LP, Series 2025-02, Class A, 144A	4.750	03/15/43		11,490	11,348,118
PK Alift Loan Funding 8 LP, Series 2026-01, Class A, 144A	4.614	09/15/43		3,500	3,433,337
PK Alift Loan Funding 9 LP, Series 2026-02, Class A, 144A	5.217	02/15/44		50,500	50,450,510
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27		20,000	20,168,276
Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.316(c)	11/25/31		2,717	2,725,333
Sunrun Artemis Issuer LLC, Series 2024-02A, Class A1, 144A	6.250	07/30/59		25,028	24,820,826
Sunrun Prometheus Issuer LLC, Series 2026-01A, Class A1, 144A	6.300	08/01/61		8,481	8,281,018
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		14,680	14,291,952
Series 2024-03A, Class A2, 144A	5.880	10/30/59		64,229	61,951,221

Volofin Finance Designated Activity Co., Series 2026-01A, Class A, 144A	5.505	12/31/37		55,400	55,399,452
					620,306,558
Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates, Series 2003-BC05, Class 2A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	4.539(c)	12/25/33		147	144,296
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.259(c)	08/25/34		2,456	2,421,043
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)	4.619(c)	11/25/34		247	240,392
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	4.889(c)	11/25/34		4	6,360

GSAMP Trust, Series 2004-AR01, Class M1, 1 Month SOFR + 1.089% (Cap N/A, Floor 0.975%)	4.814(c)	06/25/34		528	603,370
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.195(c)	11/25/60	EUR	2,489	2,871,791
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)	5.684(c)	01/25/35		781	760,220
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month SOFR + 1.239% (Cap N/A, Floor 1.125%)	4.964(c)	06/25/34		243	239,101
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	4.789(c)	07/25/33		334	325,103
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.839(c)	09/25/34		472	479,361
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)	4.779(c)	09/25/34		341	355,776

VCAT LLC, Series 2026-NPL03, Class A1, 144A	5.567(cc)	05/25/56		13,084	13,066,686
					21,513,499
Student Loans 0.1%
Bayview Opportunity Master Fund VII LLC, Series 2024-EDU01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)	5.066(c)	06/25/47		14,726	14,818,366
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000(cc)	02/25/43		82,210	9,744,910
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		10,075	9,416,466

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust, (cont’d.)
Series 2018-D, Class A, 144A	0.773%(cc)	11/25/43		13,332	$12,648,665
Series 2019-A, Class R, 144A	0.000	10/25/48		19,830	10,991,061
					57,619,468

Total Asset-Backed Securities (cost $9,096,945,554)					9,190,011,675
Commercial Mortgage-Backed Securities 8.6%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A(x)	3.100(cc)	05/15/35		39,245	30,879,143
Series 2018-20TS, Class H, 144A(x)	3.100(cc)	05/15/35		40,253	30,061,775

ALA Trust, Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)	5.420(c)	06/15/40		16,110	16,170,413
Arena Finance Securities Designated Activity Co. (United Kingdom),
Series 2026-01A, Class D, 144A, SONIA + 3.750% (Cap N/A, Floor 0.000%)	7.504(c)	08/18/36	GBP	7,700	10,378,708
Series 2026-01A, Class E, 144A, SONIA + 5.950% (Cap N/A, Floor 0.000%)	9.704(c)	08/18/36	GBP	7,400	9,853,577

ARES Trust, Series 2025-IND03, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.176(c)	04/15/42		47,990	48,019,975
Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.184(cc)	05/15/49		1,354	1,338,981
BANK,
Series 2017-BNK08, Class A3	3.229	11/15/50		8,520	8,360,752
Series 2019-BN20, Class A2	2.758	09/15/62		48,568	45,541,450
Series 2019-BN21, Class XB, IO	0.340(cc)	10/17/52		206,158	2,105,203
Series 2019-BN24, Class A2	2.707	11/15/62		68,466	63,920,677
Series 2020-BN29, Class A3	1.742	11/15/53		31,478	27,695,283
Series 2023-BNK46, Class A21	6.725(cc)	08/15/56		74,030	75,535,467
BANK5,
Series 2025-5YR19, Class A3	5.270	12/15/58		56,800	57,115,950
Series 2026-05YR22, Class A3	5.713(cc)	06/15/59		20,000	20,442,844
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.267(cc)	08/05/38		7,345	6,945,331
Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		10,055	9,350,208
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		19,295	17,724,769
Series 2020-C08, Class XB, IO	1.004(cc)	10/15/53		119,592	4,887,390
Series 2024-05C27, Class A3	6.014	07/15/57		12,730	13,003,810
Series 2024-05C29, Class A3	5.208	09/15/57		57,800	57,902,086
Benchmark Mortgage Trust,
Series 2018-B02, Class A3	3.544	02/15/51		11,073	10,864,215
Series 2019-B10, Class A3	3.455	03/15/62		39,418	38,115,170
Series 2019-B11, Class A4	3.281	05/15/52		51,710	49,493,343
Series 2019-B12, Class A4	2.859	08/15/52		81,000	76,747,840
Series 2019-B13, Class A3	2.701	08/15/57		38,700	36,245,487
Series 2019-B14, Class A3	3.090	12/15/62		48,180	46,502,324
Series 2019-B14, Class A4	2.795	12/15/62		57,600	53,950,516
Series 2020-B17, Class A4	2.042	03/15/53		78,000	70,462,634
Series 2020-B20, Class A3	1.945	10/15/53		7,897	7,562,209
Series 2020-B21, Class A4	1.704	12/17/53		37,450	33,289,620
Series 2020-IG01, Class A2	2.677	09/15/43		28,000	25,628,551
Series 2023-V03, Class A3	6.363(cc)	07/15/56		20,000	20,427,902
Series 2024-V08, Class A3	6.189(cc)	07/15/57		95,000	97,660,817

BFLD Mortgage Trust, Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.168(c)	07/15/39		39,027	39,026,575
BFLD Trust, Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.226(c)	06/15/42		17,700	17,699,998
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.876(c)	03/15/42		16,266	16,255,691
BMO Mortgage Trust,
Series 2023-C05, Class A2	6.518	06/15/56		23,379	23,642,463

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BMO Mortgage Trust, (cont’d.)
Series 2024-05C5, Class A3	5.857%	02/15/57	50,000	$50,942,695

BPR Trust, Series 2023-BRK02, Class A, 144A	6.899(cc)	10/05/38	77,084	78,250,389
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class B, 144A, 1 Month SOFR + 1.364% (Cap N/A, Floor 1.250%)	5.040(c)	11/15/38	8,909	8,909,094
Series 2024-AIR02, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.169(c)	10/15/41	70,644	70,842,303
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.368(c)	08/15/41	74,185	74,502,105
Series 2025-COPT, Class A, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.426(c)	08/15/42	40,960	41,011,024
Series 2025-JDI, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.076(c)	11/15/42	66,293	66,459,251
Series 2025-SPOT, Class A, 144A, 1 Month SOFR + 1.443% (Cap N/A, Floor 1.443%)	5.120(c)	04/15/40	38,398	38,421,672
BX Trust,
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42	100,000	99,335,400
Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.176(c)	06/15/40	27,239	27,290,188

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	24,549	24,124,645
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	45,083	44,845,808
Series 2017-CD06, Class A4	3.190	11/13/50	73,591	72,639,227
Series 2018-CD07, Class A3	4.013	08/15/51	25,927	25,532,826

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	22,698	22,567,829
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,740,218
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	20,190,415

CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	17,904	17,665,308
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.209	10/12/50	56,039	55,216,150
Series 2017-P07, Class A3	3.442	04/14/50	13,583	13,512,889
Series 2019-GC41, Class A4	2.620	08/10/56	94,960	88,840,208
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	81,966,438
Commercial Mortgage Trust,
Series 2016-COR01, Class A4	3.091	10/10/49	4,952	4,934,123
Series 2017-COR02, Class A2	3.239	09/10/50	74,027	73,520,471
Series 2018-COR03, Class A2	3.961	05/10/51	54,997	54,345,268
Series 2019-GC44, Class A4	2.698	08/15/57	20,000	18,600,572
Series 2024-277P, Class A, 144A	6.338	08/10/44	29,200	30,025,449
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	97,400	1,915,449

CONE Commercial Mortgage Trust, Series 2026-ACD06, Class A, 144A	6.063(cc)	07/15/43	30,000	29,751,849
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	88,940	82,080,325
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2	3.067	06/15/52	20,133	19,293,070
Series 2019-C17, Class A4	2.763	09/15/52	35,056	32,810,051

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	23,403,596
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	4,558	4,504,335
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0058, Class XAM, IO	0.807(cc)	08/25/26	59,334	593
Series K0069, Class X1, IO	0.340(cc)	09/25/27	488,080	1,550,434
Series K0087, Class X1, IO	0.339(cc)	12/25/28	381,927	2,919,833
Series K0090, Class X1, IO	0.705(cc)	02/25/29	444,383	7,319,170
Series K0091, Class X1, IO	0.557(cc)	03/25/29	532,961	7,257,646
Series K0092, Class XAM, IO	0.982(cc)	04/25/29	53,046	1,329,619
Series K0093, Class X1, IO	0.940(cc)	05/25/29	371,393	8,255,353
Series K0095, Class X1, IO	0.936(cc)	06/25/29	491,526	11,054,025
Series K0096, Class XAM, IO	1.395(cc)	07/25/29	56,489	2,117,213
Series K0097, Class X1, IO	1.079(cc)	07/25/29	424,405	11,660,007
Series K0101, Class X1, IO	0.826(cc)	10/25/29	450,381	10,215,229

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K0108, Class X1, IO	1.688%(cc)	03/25/30	320,785	$16,466,300
Series K0114, Class X1, IO	1.106(cc)	06/25/30	252,040	9,126,302
Series K1513, Class X1, IO	0.848(cc)	08/25/34	327,589	14,992,489
Series Q001, Class XA, IO	2.045(cc)	02/25/32	20,067	1,039,690
Series Q002, Class XA, IO	0.898(cc)	07/25/33	25,719	728,669
GS Mortgage Securities Trust,
Series 2014-GC22, Class XB, IO	0.167(cc)	06/10/47	37,110	158,360
Series 2017-GS06, Class A2	3.164	05/10/50	9,214	9,130,745
Series 2018-GS09, Class A3	3.727	03/10/51	10,441	10,318,494
Series 2019-GC39, Class A3	3.307	05/10/52	64,721	62,227,290
Series 2019-GC40, Class A3	2.904	07/10/52	40,481	38,343,914
Series 2019-GSA01, Class A3	2.794	11/10/52	37,760	35,609,305

JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.639	11/15/47	441	429,794
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	65,849	64,886,608
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	30,873,809
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	30,605,275
Series 2019-COR04, Class A5	4.029	03/10/52	4,797	4,587,479
Series 2019-COR05, Class A3	3.123	06/13/52	19,844	18,895,632
Series 2019-COR05, Class XB, IO	0.928(cc)	06/13/52	65,497	1,474,403
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	7,941	7,909,118
Series 2017-C07, Class A4	3.147	10/15/50	60,711	59,764,559
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	75,260,373

JPMF1 Multifamily Mortgage Trust, Series 2026-FX01, Class A3	5.309	05/15/59	45,950	46,042,484
KRE Commercial Mortgage Trust, Series 2025-AIP04, Class A, 144A, 1 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.976(c)	03/15/42	31,862	31,792,489
MLTI Trust, Series 2026-MLTI, Class A10, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.076(c)	06/15/39	85,000	85,206,916
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C34, Class A3	3.276	11/15/52	18,615	18,341,911
Series 2025-05C1, Class A3	5.635	03/15/58	42,000	42,694,907
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50	44,039	43,666,445
Series 2018-H03, Class A4	3.914	07/15/51	6,427	6,310,584
Series 2018-H04, Class A3	4.043	12/15/51	15,087	14,828,471
Series 2019-H06, Class A3	3.158	06/15/52	31,535	30,148,301
Series 2019-H07, Class A3	3.005	07/15/52	65,898	62,381,923
Series 2019-L02, Class A3	3.806	03/15/52	43,236	41,995,103
Series 2019-L03, Class A3	2.874	11/15/52	35,030	33,082,543

NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.070(c)	10/15/40	40,000	40,100,000
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)	4.889(c)	02/15/42	20,000	19,987,500
Series 2025-03BP, Class C, 144A, 1 Month SOFR + 1.892% (Cap N/A, Floor 1.892%)	5.568(c)	02/15/42	18,945	18,968,681
Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.118(c)	02/15/42	35,000	35,087,500

One Bryant Park Trust, Series 2019-OBP, Class A, 144A	2.516	09/15/54	22,000	20,260,277
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	31,903,715
SLG Office Trust, Series 2026-OMA, Class A, 144A	4.965(cc)	04/15/41	60,800	60,121,733
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A3	3.196	06/15/50	6,356	6,315,381
Series 2017-C05, Class A4	3.212	11/15/50	17,445	17,176,850
Series 2017-C06, Class A4	3.320	12/15/50	22,761	22,473,990
Series 2018-C10, Class A3	4.048	05/15/51	59,378	58,547,068
Series 2018-C11, Class A4	3.977	06/15/51	32,390	31,966,164
Series 2018-C15, Class A3	4.075	12/15/51	16,998	16,626,752

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2019-C16, Class A3	3.344%	04/15/52	31,500	$30,370,955
Series 2019-C16, Class XB, IO	0.852(cc)	04/15/52	96,253	1,987,711
Series 2019-C17, Class A3	2.669	10/15/52	80,671	75,491,649
Series 2019-C18, Class A3	2.782	12/15/52	22,850	21,378,204

UBS-Barclays Commercial Mortgage Trust, Series 2013-C05, Class XB, IO, 144A	0.071(cc)	03/10/46	41,314	413
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, 144A, 1 Month SOFR + 2.241% (Cap N/A, Floor 2.241%)	5.918(c)	11/15/41	15,200	15,242,750
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO	0.816(cc)	07/15/48	25,475	255
Series 2016-C36, Class A3	2.807	11/15/59	6,048	6,021,609
Series 2017-C39, Class A4	3.157	09/15/50	35,389	34,933,367
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	986,752
Series 2018-C44, Class A4	3.948	05/15/51	19,054	18,746,706
Series 2018-C45, Class A3	3.920	06/15/51	23,154	22,785,767
Series 2018-C47, Class A3	4.175	09/15/61	37,090	36,545,593
Series 2019-C50, Class A4	3.466	05/15/52	34,566	33,455,954
Series 2019-C52, Class A4	2.643	08/15/52	68,838	64,735,854
Series 2019-C53, Class A3	2.787	10/15/52	5,951	5,597,485
Series 2019-C54, Class A3	2.892	12/15/52	40,450	37,987,304
Series 2020-C55, Class A4	2.474	02/15/53	58,725	54,040,260
Series 2024-01CHI, Class A, 144A	5.307(cc)	07/15/35	75,100	75,081,233

Total Commercial Mortgage-Backed Securities (cost $4,713,520,531)				4,560,725,026
Corporate Bonds 30.1%
Aerospace & Defense 0.5%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,733,450
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28	14,855	14,547,801
Sr. Unsec’d. Notes	3.550	03/01/38	15,098	12,288,212
Sr. Unsec’d. Notes(a)	3.600	05/01/34	14,772	13,073,904
Sr. Unsec’d. Notes	3.625	03/01/48	2,130	1,463,802
Sr. Unsec’d. Notes	3.850	11/01/48	990	700,752
Sr. Unsec’d. Notes	3.900	05/01/49	44,475	31,656,370
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	9,828,991
Sr. Unsec’d. Notes	5.705	05/01/40	22,420	22,135,419
Sr. Unsec’d. Notes	5.805	05/01/50	8,671	8,185,525
Sr. Unsec’d. Notes	5.930	05/01/60	61,059	56,904,650
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.875	01/15/35	2,800	2,768,500
Sr. Unsec’d. Notes, 144A	6.750	06/15/33	7,645	7,874,350

HEICO Corp., Gtd. Notes(a)	5.250	08/01/28	9,750	9,851,949
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A	4.600	03/16/33	24,281	23,459,704
Gtd. Notes, 144A	4.950	03/16/36	16,550	15,953,818

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	5.050	06/01/29	15,850	15,961,851
				263,389,048
Agriculture 0.6%
Altria Group, Inc.,
Gtd. Notes	3.400	02/04/41	39,709	29,423,362
Gtd. Notes	4.250	08/09/42	15,984	12,668,588
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	41,745	40,157,375
Gtd. Notes(a)	3.557	08/15/27	12,287	12,167,918

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom), (cont’d.)
Gtd. Notes	4.390%	08/15/37	69,276	$61,864,805
Gtd. Notes	5.834	02/20/31	4,000	4,128,227
Gtd. Notes	6.343	08/02/30	10,195	10,685,041
Gtd. Notes	7.750	10/19/32	5,000	5,629,351

BAT International Finance PLC (United Kingdom), Gtd. Notes(a)	5.931	02/02/29	23,565	24,168,318
Bunge Ltd. Finance Corp., Gtd. Notes	2.750	05/14/31	6,500	5,882,461
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A, MTN	5.500	02/01/30	10,804	10,947,579
Gtd. Notes, 144A, MTN	5.875	07/01/34	1,395	1,412,582
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	2.100	05/01/30	30,645	27,783,900
Sr. Unsec’d. Notes(a)	3.125	03/02/28	1,802	1,762,247
Sr. Unsec’d. Notes	4.875	02/13/29	1,198	1,203,251
Sr. Unsec’d. Notes	5.250	02/13/34	4,551	4,550,689
Sr. Unsec’d. Notes	5.375	02/15/33	6,409	6,481,744
Sr. Unsec’d. Notes	5.625	09/07/33	34,317	35,136,376
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	5.700	08/15/35	737	745,414
Gtd. Notes	7.250	06/15/37	983	1,099,994
				297,899,222
Airlines 0.4%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	5,305	5,251,591
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.600	03/22/29	6,591	6,522,880
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	5,188	5,155,906
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	19,660	18,972,432
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	62,318	62,136,418
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	38,315	38,424,023
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29	5,743	5,631,523
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	9,601	9,255,791
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.500	09/01/31	7,650	7,348,294
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.700	11/01/33	7,016	6,356,736
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	15,000	14,774,267
Gtd. Notes(a)	5.375	03/01/31	18,380	18,150,968

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	9,496,405
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	1,925	1,809,500
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	3,635	3,571,388
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	3,650	3,695,625
				216,553,747
Apparel 0.0%
PVH Corp., Sr. Unsec’d. Notes(a)	5.500	06/13/30	1,940	1,950,953

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250%	02/12/32	1,055	$922,510
Sr. Unsec’d. Notes	4.750	01/15/43	13,282	10,177,337
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	24,254	24,242,518
Sr. Unsec’d. Notes	2.900	02/16/28	16,452	15,917,559
Sr. Unsec’d. Notes	2.900	02/10/29	3,279	3,080,831
Sr. Unsec’d. Notes	3.625	06/17/31	2,010	1,823,746
Sr. Unsec’d. Notes	4.125	08/17/27	11,147	11,066,776
Sr. Unsec’d. Notes	4.271	01/09/27	22,374	22,324,363
Sr. Unsec’d. Notes	4.950	05/28/27	2,000	2,000,894
Sr. Unsec’d. Notes(a)	5.125	11/05/26	864	864,378
Sr. Unsec’d. Notes	5.730	09/05/30	3,250	3,250,865
Sr. Unsec’d. Notes	5.800	03/05/27	4,115	4,134,064
Sr. Unsec’d. Notes	5.800	03/08/29	32,216	32,422,513
Sr. Unsec’d. Notes	5.850	05/17/27	12,674	12,759,927
Sr. Unsec’d. Notes	5.875	11/07/29	17,500	17,639,423
Sr. Unsec’d. Notes	7.350	03/06/30	1,815	1,907,104
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	2,660	2,272,446
Sr. Unsec’d. Notes	5.350	04/15/28	1,535	1,548,426
Sr. Unsec’d. Notes(a)	6.250	10/02/43	5,906	5,744,170
Sr. Unsec’d. Notes	6.600	04/01/36	3,260	3,434,079
Sr. Unsec’d. Notes(a)	6.750	04/01/46	3,172	3,235,922
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	20,219,415
Gtd. Notes	4.350	01/17/27	4,416	4,413,291
Sr. Unsec’d. Notes	2.350	01/08/31	35,370	31,434,391
Sr. Unsec’d. Notes	2.400	10/15/28	1,680	1,595,429
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,388,030
Sr. Unsec’d. Notes	5.550	07/15/29	720	731,773
Sr. Unsec’d. Notes	5.650	01/17/29	2,775	2,818,374
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,000	3,950,011
Sr. Unsec’d. Notes, 144A	4.750	06/18/29	12,710	12,623,801
Sr. Unsec’d. Notes, 144A	5.100	06/24/30	25,370	25,289,519
Sr. Unsec’d. Notes, 144A(a)	5.350	03/19/29	7,175	7,237,158
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/06/29	20,000	19,862,298
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.750	05/13/30	6,000	5,682,634
Gtd. Notes, 144A(a)	4.950	08/15/29	1,490	1,484,265
Gtd. Notes, 144A	5.050	03/27/28	26,852	26,912,981
Gtd. Notes, 144A(a)	5.250	03/22/29	23,837	23,905,717
				371,318,938
Auto Parts & Equipment 0.1%
Aptiv Swiss Holdings Ltd., Gtd. Notes	6.875(ff)	12/15/54	4,965	5,014,650
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	2,150	2,203,664
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	62,743	62,910,079
				70,128,393
Banks 8.5%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	40,600	40,808,039
Sub. Notes	2.749	12/03/30	6,400	5,764,181

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes	6.250%(ff)	07/26/30(oo)	32,759	$32,720,317
Jr. Sub. Notes, Series FF(a)	5.875(ff)	03/15/28(oo)	5,595	5,612,521
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	267,035	239,544,687
Sr. Unsec’d. Notes	4.477(ff)	04/23/30	405	400,588
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	77,119,326
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	48,286	42,847,076
Sr. Unsec’d. Notes, MTN	1.922(ff)	10/24/31	14,481	12,759,457
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	224,880	206,591,667
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	26,185	23,371,674
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	40,320	38,422,352
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	26,727,981
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	21,644	16,275,705
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	605	599,867
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	36,285,702
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.667(ff)	03/10/32	7,000	6,250,619
Sr. Unsec’d. Notes	2.894(ff)	11/24/32	3,745	3,314,745
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	9,395	9,286,551
Sr. Unsec’d. Notes	4.911(ff)	06/26/30	25,987	25,792,098
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	11,071	11,008,580
Sr. Unsec’d. Notes	5.102(ff)	06/26/32	3,110	3,068,724
Sr. Unsec’d. Notes(a)	5.501(ff)	08/09/28	6,885	6,938,314
Sr. Unsec’d. Notes	5.586(ff)	06/26/37	26,910	26,244,968
Sr. Unsec’d. Notes(a)	5.785(ff)	02/25/36	6,035	6,027,297
Sr. Unsec’d. Notes	6.224(ff)	05/09/34	1,014	1,047,973
Sr. Unsec’d. Notes	6.692(ff)	09/13/34	4,100	4,347,027
Sub. Notes	4.836	05/09/28	7,715	7,695,929
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	32,200	31,204,019
Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	14,645	13,831,072
Sr. Non-Preferred Notes, 144A(a)	2.591(ff)	01/20/28	19,375	19,187,187
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	21,170	19,063,879
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	15,150	13,541,252
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	8,585	8,017,308
Sr. Non-Preferred Notes, 144A, MTN(a)	3.500	11/16/27	17,175	16,947,981
Sr. Non-Preferred Notes, 144A, MTN	4.892(ff)	06/30/30	20,700	20,591,925
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	5.936(ff)	05/30/35	10,486	10,547,490
Sr. Non-Preferred Notes, 144A	6.293(ff)	01/14/36	4,055	4,143,434
Sr. Non-Preferred Notes, 144A, MTN	3.500	10/23/27	4,330	4,268,959
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	6,850	6,716,561
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	5.581(ff)	07/03/36	56,418	56,056,592
Sr. Non-Preferred Notes, 144A	6.037(ff)	06/15/35	52,618	53,825,620
Sr. Non-Preferred Notes, 144A	6.840(ff)	09/13/34	61,848	66,216,262
Sr. Non-Preferred Notes, 144A, MTN(a)	5.402(ff)	04/22/37	9,085	8,798,699
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	12,600	12,338,142
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	20,510	21,080,545
Citigroup, Inc.,
Jr. Sub. Notes	6.625(ff)	02/15/31(oo)	23,660	23,724,799
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	46,837	47,257,446
Jr. Sub. Notes, Series JJ	6.500(ff)	05/15/31(oo)	24,745	24,644,873
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	195,755	180,812,660
Sr. Unsec’d. Notes(a)	2.904(ff)	11/03/42	43,008	30,154,610
Sr. Unsec’d. Notes	3.057(ff)	01/25/33	23,165	20,766,900
Sr. Unsec’d. Notes	3.200	10/21/26	30,952	30,881,834
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	12,492,591
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	53,929	50,156,690
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,695,030

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.542%(ff)	09/19/30	21,090	$20,839,030
Sub. Notes	4.450	09/29/27	470	468,804
Sub. Notes	4.750	05/18/46	42,640	34,972,319
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A	5.186(ff)	08/01/32	18,910	18,782,167
Sr. Non-Preferred Notes, 144A, MTN(a)	4.631(ff)	09/11/28	19,955	19,927,528
Sr. Non-Preferred Notes, 144A, MTN	5.222(ff)	05/27/31	10,865	10,879,030
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	19,490	19,236,437
Sr. Non-Preferred Notes, 144A	5.705(ff)	03/01/30	43,015	43,758,411
Sr. Non-Preferred Notes, 144A, MTN(a)	5.019(ff)	03/04/31	4,470	4,455,166
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	815	809,491
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	2,170	2,150,031
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	43,922	43,339,792
Sr. Non-Preferred Notes	5.060(ff)	04/14/32	13,620	13,452,685
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	7,220	7,220,594
Sr. Non-Preferred Notes(a)	5.373(ff)	01/10/29	7,070	7,117,916
Sr. Non-Preferred Notes	6.720(ff)	01/18/29	12,325	12,649,579
Sub. Notes	3.729(ff)	01/14/32	15,400	14,203,090

Fifth Third Bancorp, Sr. Unsec’d. Notes, 144A	5.982(ff)	01/30/30	24,593	25,157,337
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series AA	6.500(ff)	08/10/31(oo)	52,190	51,798,735
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,959,693
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	42,201,537
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	48,487,224
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	79,775,775
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	16,526,562
Sr. Unsec’d. Notes(a)	3.850	01/26/27	31,440	31,375,422
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,897,881
Sr. Unsec’d. Notes	5.425(ff)	06/03/37	63,500	62,039,537
Sr. Unsec’d. Notes, MTN(a)	4.800	07/08/44	12,700	10,820,901
Sub. Notes	6.750	10/01/37	216	229,271

Hamburg Commercial Bank AG (Germany), Sub. Notes, EMTN, SOFR + 0.667%	4.319(c)	03/21/31	18,160	17,627,718
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	6,010	5,829,641
Sr. Unsec’d. Notes	4.619(ff)	11/06/31	4,415	4,312,883
Sr. Unsec’d. Notes	5.887(ff)	08/14/27	1,625	1,625,586
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	17,135	17,202,327
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	9,560	9,808,559
Intesa Sanpaolo SpA (Italy),
Sr. Non-Preferred Notes, 144A(a)	7.778(ff)	06/20/54	14,870	16,728,581
Sr. Preferred Notes, 144A	7.800	11/28/53	1,820	2,112,009
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%	6.653(c)	11/01/26(oo)	25,325	25,363,787
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.470(c)	10/01/26(oo)	89,955	90,187,337
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	115,410	100,888,631
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	63,170	57,914,459
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	92,426,597
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	19,240	17,190,304
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	127,835	119,545,110
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	87,603	84,876,074
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	5,483,545
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	24,755	24,462,904
Sr. Unsec’d. Notes	4.408(ff)	04/23/30	13,280	13,102,871
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	14,310	14,166,996

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.864%(ff)	07/23/30	3,530	$3,522,261
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	8,490	8,504,892
Sr. Unsec’d. Notes(a)	5.299(ff)	07/24/29	14,400	14,548,056

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	5.110	12/08/26	2,835	2,841,545
Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	8,611,508
KeyCorp, Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	13,917	12,962,758
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,651,766
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	2,515	1,849,841
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	23,710	23,016,323
Sr. Unsec’d. Notes	4.809(ff)	04/16/32	14,750	14,470,948
Sr. Unsec’d. Notes	5.073(ff)	01/30/37	19,160	18,310,894
Sr. Unsec’d. Notes	5.320(ff)	07/19/35	22,625	22,308,785
Sr. Unsec’d. Notes	5.466(ff)	01/18/35	48,319	48,191,821
Sr. Unsec’d. Notes	6.342(ff)	10/18/33	10,000	10,515,800
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	95,450	82,932,332
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	129,705	119,825,462
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	49,393,155
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,409,487
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	69,925	60,307,223
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	88,076	75,915,417
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	23,000	20,113,661
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	28,692	16,824,446
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	10,000	8,889,988
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	29,190	28,877,425
Sr. Unsec’d. Notes, MTN	5.250(ff)	04/21/34	14,145	14,002,870
Sr. Unsec’d. Notes, MTN, Series I	4.892(ff)	10/22/36	5,000	4,737,584
Sub. Notes, GMTN	4.350	09/08/26	14,335	14,328,733
Sub. Notes, MTN	3.950	04/23/27	16,325	16,254,234

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.115(ff)	05/23/31	1,585	1,581,792
PNC Bank NA, Sub. Notes	4.050	07/26/28	1,200	1,184,633
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.582(ff)	06/12/29	30,325	30,771,726
Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A	6.875	02/23/28	10,500	10,761,856
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.494(ff)	01/15/32	14,450	14,036,687
Sr. Unsec’d. Notes	4.954(ff)	07/08/33	7,500	7,360,903
Sr. Unsec’d. Notes(a)	5.046(ff)	01/15/37	14,245	13,651,368
Sr. Unsec’d. Notes	5.246(ff)	07/08/36	53,375	52,168,826
Sr. Unsec’d. Notes	5.296(ff)	07/07/37	13,310	12,983,900
Truist Financial Corp.,
Jr. Sub. Notes, Series N	6.669(ff)	09/01/26(oo)	34,643	34,655,478
Sr. Unsec’d. Notes, MTN	4.597(ff)	01/27/32	4,600	4,489,687
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	11,290	11,531,359
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	20,905	21,895,705

U.S. Bancorp, Sr. Unsec’d. Notes(a)	5.836(ff)	06/12/34	2,155	2,208,079
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.746(ff)	02/11/33	22,794	19,986,035
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	13,365,105
Sr. Unsec’d. Notes, 144A(a)	3.869(ff)	01/12/29	8,734	8,637,822
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	1,206	1,200,256

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	2.095%(ff)	02/11/32	1,150	$1,005,949
Sr. Unsec’d. Notes, 144A, MTN	4.844(ff)	11/06/33	98,415	95,320,606
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	47,843,265
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	227,795	209,799,516
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	49,019	46,003,269
Sr. Unsec’d. Notes, MTN	3.350(ff)	03/02/33	41,995	38,188,824
				4,527,978,050
Beverages 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	32,140	30,538,467
Gtd. Notes	4.900	02/01/46	31,653	27,679,950
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.439	10/06/48	2,330	1,878,740
Gtd. Notes	8.000	11/15/39	1,880	2,286,670
Gtd. Notes	8.200	01/15/39	445	545,901
				62,929,728
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650	12/01/41	1,200	1,187,081
Building Materials 0.1%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	1,900	978,337
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	3,315	3,313,517
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	16,435	16,633,953
Sr. Unsec’d. Notes, 144A	6.750	03/01/33	2,320	2,350,526

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	2,709	2,706,631
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	12,090	10,866,072
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	2,600	2,456,938
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,325	1,316,818
				40,622,792
Chemicals 0.3%
Ashland, Inc., Sr. Unsec’d. Notes	6.875	05/15/43	11,140	11,322,917
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28(d)	2,600	1,452,620
Gtd. Notes, 144A	4.500	01/10/28(d)	15,682	8,761,533
Gtd. Notes, 144A	4.500	01/31/30(d)	11,857	6,432,422
Gtd. Notes, 144A	8.500	01/12/31(d)	47,933	27,166,028
Celanese US Holdings LLC,
Gtd. Notes(a)	7.350	11/15/28	2,790	2,896,562
Gtd. Notes	7.550	11/15/30	4,375	4,617,131

CF Industries, Inc., Gtd. Notes	4.950	06/01/43	6,755	5,902,516
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	10,462	10,436,203
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43	3,376	3,101,210

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900%	06/01/43		3,370	$2,914,737
Sr. Unsec’d. Notes(a)	5.250	01/15/45		8,000	7,176,120
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		4,572	4,152,519
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		28,050	28,754,055
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33		3,650	3,668,530
Sr. Sec’d. Notes, 144A	5.750	08/15/32		4,000	3,977,148
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	6.500	09/27/28		7,510	7,571,131
Gtd. Notes(a)	8.750	05/03/29		15,000	15,690,000
					155,993,382
Commercial Services 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		11,225	11,136,005
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		27,490	27,029,543
Sr. Sec’d. Notes, 144A	4.625	06/01/28		18,370	18,048,709

AMN Healthcare, Inc., Gtd. Notes, 144A	4.000	04/15/29		2,656	2,552,548
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	23,931,365
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,608,651

Carrix, Inc., Sr. Sec’d. Notes, 144A	6.125	08/01/33		24,495	24,386,855
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		21,186	21,776,162
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	22,944	26,384,321
Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,072,320
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,349,419
Gtd. Notes, 144A	6.700	06/01/34		1,840	1,996,426
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,529,167

Freeport Terminal Malta PLC (Malta), Gov’t. Gtd. Notes	7.250	05/15/28		5,000	5,129,743
Global Payments, Inc.,
Sr. Unsec’d. Notes	4.500	11/15/28		69,650	68,734,075
Sr. Unsec’d. Notes(a)	4.950	08/15/27		9,080	9,106,546
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		18,809	18,629,814
Gtd. Notes, 144A(a)	6.000	03/15/34		3,460	3,397,071
Gtd. Notes, 144A	7.000	06/15/30		12,960	13,362,898
Gtd. Notes, 144A(a)	7.250	06/15/33		6,000	6,191,127

Johns Hopkins University (The), Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	4,444,213
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		5,345	3,975,126
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	11,745,596
Unsec’d. Notes	4.678	07/01/2114		3,000	2,333,473
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50		8,950	5,182,988
Unsec’d. Notes	3.150	07/15/46		9,930	6,910,579
Unsec’d. Notes	3.300	07/15/56		5,630	3,639,293
Unsec’d. Notes	3.619	10/01/37		3,710	3,200,924

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Trustees of Princeton University (The), Unsec’d. Notes, Series 2020	2.516%	07/01/50	6,310	$3,752,321
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes(a)	3.610	02/15/2119	1,065	636,038
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	5,275	4,821,154
Gtd. Notes	3.875	02/15/31	1,200	1,122,796
Gtd. Notes	4.875	01/15/28	62,805	62,557,981
Gtd. Notes(a)	5.250	01/15/30	6,492	6,462,629

University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45	6,560	5,084,459
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226	10/01/2120	5,210	2,782,717
Unsec’d. Notes, Series 2017	3.841	10/01/47	9,375	7,258,242
				436,263,294
Computers 0.1%
Accenture Capital, Inc., Gtd. Notes(a)	4.500	10/04/34	8,500	7,973,978
Genpact UK Finco PLC/Genpact USA, Inc., Gtd. Notes(a)	4.950	11/18/30	13,625	13,334,753
Leidos, Inc., Gtd. Notes(a)	2.300	02/15/31	20,140	17,779,850
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,758	11,421,286
				50,509,867
Diversified Financial Services 0.9%
Azorra Finance Ltd., Gtd. Notes, 144A	7.750	04/15/30	6,000	6,208,680
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	43,775	43,656,457
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	37,660	38,951,003
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39	700	722,518
Gtd. Notes, 144A	5.600	11/25/39	2,195	2,265,609
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)	28,365	26,203,099
Jr. Sub. Notes, Series L	6.100(ff)	06/01/31(oo)	11,060	10,918,249
Citadel Finance LLC,
Gtd. Notes, 144A	4.750	02/14/29	7,130	6,992,365
Gtd. Notes, 144A	5.150	02/14/31	4,460	4,335,351
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	6.875	05/01/31	3,250	3,129,794
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	760	784,505
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	02/15/31	3,000	2,668,380
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	3,375	3,202,065

Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.230(c)	05/31/26(d)	196,471	174,859,216
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	4,900	4,742,234
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32	39,020	33,053,773
Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.850	04/15/34	1,615	1,636,531
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	10,325	9,977,745

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp., (cont’d.)
Gtd. Notes	6.625%	05/15/29		14,255	$14,448,313
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		26,225	24,809,100
Gtd. Notes, 144A	5.750	09/15/31		5,550	5,151,525
Gtd. Notes, 144A	7.875	12/15/29		8,295	8,516,779

Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	3,388,129
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30		5,000	5,039,779
Gtd. Notes, 144A	6.125	08/01/31		4,845	4,866,875
Gtd. Notes, 144A	7.125	02/01/32		2,175	2,229,788

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	3.875	03/01/31		11,425	10,582,881
					453,340,743
Electric 2.3%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,294,648
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,038,896
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	5,243,872
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,010,550

Avangrid, Inc., Sr. Unsec’d. Notes(a)	3.800	06/01/29		21,920	21,291,948
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		10,874	9,385,801
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48		6,685	5,025,071
CenterPoint Energy, Inc., Sr. Unsec’d. Notes(a)	2.950	03/01/30		22,696	21,163,096
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28		4,415	4,319,783
CMS Energy Corp., Jr. Sub. Notes(a)	4.750(ff)	06/01/50		23,485	22,842,445
Comision Federal de Electricidad (Mexico),
Gtd. Notes	4.688	05/15/29		5,000	4,882,500
Gtd. Notes, 144A	4.688	05/15/29		45,602	44,530,353
Insured Notes, Series 16U, 6 Month SOFR + 0.923%	4.669(c)	12/15/36		2,765	2,517,311
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45		2,665	1,968,231
First Mortgage(a)	4.350	11/15/45		2,780	2,234,544
First Mortgage	6.450	01/15/38		690	739,981
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes(a)	3.850	06/15/46		7,580	5,594,498
Sr. Unsec’d. Notes, Series C(a)	4.300	12/01/56		2,920	2,170,777
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	4.625	02/01/29		16,692	16,556,202
Sr. Unsec’d. Notes	5.000	02/01/31		31,865	31,664,058
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C	3.375	04/01/30		665	630,278
Sr. Unsec’d. Notes, Series D	2.850	08/15/26		5,685	5,681,871

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26		37,340	37,244,690
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48		6,745	5,005,002
First Mortgage	4.250	12/15/41		12,105	10,161,571
First Mortgage	4.950	01/15/33		9,637	9,552,513
First Ref. Mortgage	3.750	06/01/45		3,045	2,251,503
First Ref. Mortgage	4.000	09/30/42		1,025	818,527

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Duke Energy Carolinas LLC, (cont’d.)
First Ref. Mortgage	6.000%	01/15/38	3,675	$3,796,643

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	12,468,864
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	756,741
ENEL Finance International NV (Italy),
Gtd. Notes, 144A	2.125	07/12/28	16,155	15,349,470
Gtd. Notes, 144A	3.500	04/06/28	13,415	13,133,500
Entergy Louisiana LLC,
Collateral Trust Bond(a)	3.120	09/01/27	12,955	12,769,231
Collateral Trust Bond	3.250	04/01/28	5,000	4,895,135
Collateral Trust Bond	4.200	09/01/48	29,046	22,287,205
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	22,487	22,824,305
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	22,062	22,392,930
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	40,406	42,325,285

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	742,790
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	7,282,548
First Mortgage	3.950	03/01/48	8,210	6,138,128
Sr. Unsec’d. Notes, Series A(a)	3.300	05/30/27	2,385	2,366,675

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	25,560,164
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	953,554
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	142,730
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,467	20,275,381
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	10,320	11,427,905
Local Gov’t. Gtd. Notes, Series HK(a)	9.375	04/15/30	7,700	8,857,210
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	28,000	33,070,288

Iberdrola International BV (Spain), Gtd. Notes(a)	6.750	09/15/33	15	16,036
Interstate Power & Light Co., Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,220,312
IPALCO Enterprises, Inc., Sr. Sec’d. Notes(a)	4.250	05/01/30	6,350	6,151,937
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	27,660	27,040,969
Sr. Sec’d. Notes, EMTN	7.750	12/15/27	8,000	8,251,360

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	1,321	1,250,177
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	1,865	1,444,961
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	475,172
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.800(ff)	12/01/77	12,235	12,060,069
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,825	12,832,005
Gtd. Notes, 144A	3.375	02/15/29	5,950	5,646,647
Gtd. Notes, 144A	3.625	02/15/31	13,700	12,633,871
Gtd. Notes, 144A	3.875	02/15/32	11,260	10,295,639
Gtd. Notes, 144A	5.250	06/15/29	7,560	7,499,041
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)	12,943	13,803,304
Sr. Unsec’d. Notes, 144A	5.750	01/15/34	12,530	12,206,870
Pacific Gas & Electric Co.,
First Mortgage	3.300	08/01/40	1,970	1,440,603

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co., (cont’d.)
First Mortgage	3.750%	08/15/42		4,000	$2,937,055
First Mortgage	3.950	12/01/47		30,960	21,781,526
First Mortgage	4.000	12/01/46		785	562,449
First Mortgage	4.500	07/01/40		32,080	26,968,640
First Mortgage	4.750	02/15/44		5,535	4,527,504
First Mortgage	4.950	07/01/50		23,061	18,598,796
First Mortgage	5.800	05/15/34		9,880	9,952,121
First Mortgage(a)	5.900	06/15/32		7,000	7,164,781
PacifiCorp,
First Mortgage(a)	2.700	09/15/30		10,355	9,427,867
First Mortgage	3.300	03/15/51		4,510	2,758,693

PECO Energy Co., First Mortgage	4.375	08/15/52		4,050	3,123,492
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	1.875	11/05/31	EUR	10,974	11,114,215
PG&E Corp., Jr. Sub. Notes	7.375(ff)	03/15/55		1,325	1,343,682
PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	6,823,821
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	2,249,820
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,532,064
Puget Sound Energy, Inc., First Mortgage	4.223	06/15/48		11,280	8,741,046
Rochester Gas & Electric Corp., First Mortgage, 144A(a)	3.100	06/01/27		17,545	17,358,126
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,093,712
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,202,727

SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series A-2	5.112	12/14/49		1,100	988,149
Sempra,
Sr. Unsec’d. Notes	3.400	02/01/28		7,758	7,608,966
Sr. Unsec’d. Notes(a)	3.800	02/01/38		5,485	4,545,136
Sr. Unsec’d. Notes(a)	4.000	02/01/48		8,300	6,038,811

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	666,803
Talen Energy Supply LLC, Gtd. Notes, 144A	6.375	05/01/33		5,575	5,495,956
Tucson Electric Power Co., Sr. Unsec’d. Notes	5.200	09/15/34		24,470	24,267,659
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,975,833
Virginia Electric & Power Co., Sr. Unsec’d. Notes	6.350	11/30/37		6,000	6,281,910
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		35,250	35,409,824
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	92,831,546
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		29,356	31,118,569
Vistra Operations Co. LLC,
Gtd. Notes, 144A	3.700	01/30/27		1,800	1,790,719
Gtd. Notes, 144A	4.375	05/01/29		26,000	25,388,497
Gtd. Notes, 144A	5.000	07/31/27		48,211	48,216,370
Gtd. Notes, 144A	6.875	04/15/32		2,095	2,163,394
Gtd. Notes, 144A	7.750	10/15/31		5,000	5,213,674

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

VoltaGrid LLC, Sec’d. Notes, 144A	7.375%	11/01/30	16,545	$16,629,424
				1,197,799,552
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	9,075	9,208,587
Gtd. Notes, 144A	6.625	03/15/32	6,770	6,910,992
				16,119,579
Electronics 0.0%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26	20,000	19,989,604
Engineering & Construction 0.2%
AECOM, Gtd. Notes, 144A	6.000	08/01/33	1,095	1,088,991
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27	2,275	2,242,013
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26	1,000	996,235
Sr. Sec’d. Notes	5.500	07/31/47	13,000	10,925,850
Sr. Sec’d. Notes, 144A	3.875	04/30/28	17,976	17,491,547
Sr. Sec’d. Notes, 144A	4.250	10/31/26	16,218	16,156,939
Sr. Sec’d. Notes, 144A	5.500	10/31/46	4,279	3,594,360
Sr. Sec’d. Notes, 144A	5.500	07/31/47	68,904	57,910,367
				110,406,302
Entertainment 0.2%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	53,943	51,334,972
Sr. Sec’d. Notes, 144A	7.000	02/15/30	13,330	13,379,237
Penn Entertainment, Inc.,
Gtd. Notes, 144A(a)	6.750	04/01/31	8,000	8,023,652
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	1,390	1,324,988

Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	16,866	17,923,811
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	6.250	03/15/33	5,530	5,481,552
Gtd. Notes, 144A(a)	7.125	02/15/31	1,200	1,257,195
				98,725,407
Environmental Control 0.0%
GFL Environmental Holdings US, Inc.,
Gtd. Notes, 144A	5.500	02/01/34	1,150	1,063,810
Gtd. Notes, 144A	5.625	07/01/31	10,650	10,342,036
				11,405,846
Foods 0.5%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	11,989	12,596,166
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31	2,395	2,303,714
Gtd. Notes, 144A(a)	5.750	03/31/34	3,775	3,509,853
Gtd. Notes, 144A	6.500	02/15/28	5,050	5,083,470

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

B&G Foods, Inc., Gtd. Notes, 144A	11.000%	06/15/31		19,925	$17,681,152
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	39,135	43,514,504
Sr. Sec’d. Notes	8.125	05/14/30	GBP	35,350	44,487,569
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	3.750	12/01/31		600	556,906
Sr. Unsec’d. Notes(a)	6.750	03/15/34		4,108	4,405,317
Sr. Unsec’d. Notes, 144A	5.625	03/10/37		51,210	50,078,955
Kraft Heinz Foods Co.,
Gtd. Notes	4.625	10/01/39		4,231	3,655,737
Gtd. Notes	5.000	06/04/42		1,215	1,050,587
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		3,940	3,753,791
Gtd. Notes, 144A	4.375	01/31/32		3,175	2,976,225
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		8,185	6,889,837
Sr. Unsec’d. Notes, 144A	5.200	03/01/35		7,605	7,496,641
Sr. Unsec’d. Notes, 144A	5.700	05/01/55		6,575	6,211,658
Pilgrim’s Pride Corp.,
Gtd. Notes	3.500	03/01/32		5,560	5,004,896
Gtd. Notes	4.250	04/15/31		3,855	3,663,986
Gtd. Notes	6.875	05/15/34		37,554	40,004,455
Post Holdings, Inc.,
Gtd. Notes, 144A	4.500	09/15/31		1,420	1,317,671
Gtd. Notes, 144A	4.625	04/15/30		1,025	987,276

Smithfield Foods, Inc., Gtd. Notes, 144A	3.000	10/15/30		8,931	8,124,970
					275,355,336
Gas 0.1%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,128,911
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,665,354
Sr. Unsec’d. Notes	4.800	02/15/44		1,550	1,321,196

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes(a)	3.500	06/01/29		15,235	14,727,780
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		7,470	5,787,104
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	3,980,279

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,222,660
					39,833,284
Healthcare-Products 0.2%
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	13,421	11,075,703
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		36,351	35,191,248
Solventum Corp., Sr. Unsec’d. Notes	5.400	03/01/29		2,210	2,236,829
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	18,286,447
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	40,280,902
					107,071,129

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387%	10/15/49	8,685	$5,938,237
Sr. Unsec’d. Notes	4.272	08/15/48	12,775	10,134,450
Unsec’d. Notes, Series 2020	2.211	06/15/30	14,025	12,734,334
Unsec’d. Notes, Series 2020	3.008	06/15/50	23,620	14,825,665
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	9,540	7,937,974
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	5,722,587
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46	2,565	1,977,498
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	29,625	27,669,381
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	4,680	3,588,071

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50	14,365	10,491,132
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	2,035	2,023,379
Gtd. Notes(a)	4.375	10/15/28	17,363	17,245,825

Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858	01/01/2114	2,815	2,262,095
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	9,775	9,020,809
Gtd. Notes, 144A(a)	4.625	06/01/30	7,345	7,077,510
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	15,600	14,725,056
Sr. Unsec’d. Notes	4.101	03/01/28	2,970	2,945,696
Sr. Unsec’d. Notes	4.650	01/15/43	1,650	1,407,652
HCA, Inc.,
Gtd. Notes	7.500	11/06/33	20,412	22,562,941
Gtd. Notes, MTN	7.750	07/15/36	20,300	22,583,292

Humana, Inc., Sr. Unsec’d. Notes	5.375	04/15/31	10,007	10,050,422
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	7,991,126
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	12,048,191
Gtd. Notes, Series 2019	3.266	11/01/49	21,296	14,133,458
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A	7.000	05/01/34	25,875	24,155,698
Sr. Sec’d. Notes, 144A	9.875	08/15/30	4,900	5,148,266

Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	6,402,104
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	18,806,585
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	11,940,622
New York & Presbyterian Hospital (The), Unsec’d. Notes, Series 2019(a)	3.954	08/01/2119	14,835	9,684,339
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	6,850	4,623,100
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	9,384,989
Providence St. Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,087,438
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.950	06/30/30	13,180	12,267,298
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	14,000	13,575,665
Sr. Sec’d. Notes	4.375	01/15/30	19,729	19,024,578
Sr. Sec’d. Notes	4.625	06/15/28	5,625	5,571,707
Sr. Sec’d. Notes	5.125	11/01/27	730	729,565

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	5.500%	11/15/32	27,685	$27,268,350
Sr. Unsec’d. Notes(a)	6.875	11/15/31	12,100	12,841,371
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	2,677	2,122,010
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,503,651
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes(a)	2.300	05/15/31	8,240	7,320,203
Sr. Unsec’d. Notes	2.750	05/15/40	22,814	16,391,131
Sr. Unsec’d. Notes	3.500	08/15/39	55,681	44,627,845
Sr. Unsec’d. Notes	3.875	08/15/59	10,656	7,204,709
Sr. Unsec’d. Notes(a)	4.200	05/15/32	13,000	12,493,133
Sr. Unsec’d. Notes	4.375	03/15/42	615	517,827
Sr. Unsec’d. Notes	4.500	04/15/33	4,590	4,414,308
Sr. Unsec’d. Notes	4.625	11/15/41	1,336	1,172,229
Sr. Unsec’d. Notes	4.750	05/15/52	3,896	3,201,702
Sr. Unsec’d. Notes	5.500	07/15/44	15,095	14,246,747
Sr. Unsec’d. Notes(a)	5.500	04/15/64	30,370	26,979,456
Sr. Unsec’d. Notes	5.700	10/15/40	185	184,668

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,302,685
				574,290,760
Holding Companies-Diversified 0.2%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	86,252	84,696,935
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	7,675	7,375,189
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,686,605
Beazer Homes USA, Inc.,
Gtd. Notes	7.250	10/15/29	1,300	1,317,135
Gtd. Notes, 144A	8.000	01/15/32	3,995	4,085,876
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	930,040
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,523,017
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	5,712,363
KB Home,
Gtd. Notes	4.000	06/15/31	3,200	2,954,537
Gtd. Notes	4.800	11/15/29	50	48,537

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	47,768
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,749,773
Gtd. Notes, 144A	5.750	11/15/32	4,085	4,183,498
				36,614,338
Household Products/Wares 0.0%
Spectrum Brands, Inc., Gtd. Notes, 144A	3.875	03/15/31	3,955	3,474,018
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	2,735	2,763,190
Sr. Unsec’d. Notes(a)	6.625	05/15/32	3,560	3,598,725
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	4,400	4,593,796

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Housewares (cont’d.)
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.375%	02/01/32		1,800	$1,667,491
Gtd. Notes	5.250	12/15/26		52	51,919

SWF Holdings I Corp., Sec’d. Notes, 144A	6.500	10/06/29		3,813	569,413
					13,244,534
Insurance 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	29,631	33,808,290
Asurion LLC/Asurion Co-Issuer, Inc.,
Sec’d. Notes, 144A	8.375	02/01/34		17,580	16,021,314
Sr. Sec’d. Notes, 144A	8.000	12/31/32		12,265	12,401,998

Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50		9,400	5,648,580
CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29		16,610	16,174,912
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	17,699,478
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	6.350	03/22/54		38,720	37,483,597
Hartford Insurance Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	393,036
Sr. Unsec’d. Notes	5.950	10/15/36		755	774,794
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,016,669
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	17,444,431
Gtd. Notes, 144A	3.951	10/15/50		13,748	9,740,048
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,659,703
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		6,963	6,531,141
Sr. Unsec’d. Notes	5.852	03/15/34		1,790	1,799,404
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,041,579
Sr. Unsec’d. Notes	7.000	06/15/40		5,490	5,859,151
Markel Group, Inc.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	263,269
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	6,469,867
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	11,796,066
Principal Financial Group, Inc.,
Gtd. Notes	4.350	05/15/43		760	620,365
Gtd. Notes(a)	4.625	09/15/42		275	235,758

Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	568,471
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		16,598	14,104,022
					222,555,943
Internet 1.1%
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.700	11/15/35		6,995	6,660,984
Sr. Unsec’d. Notes(a)	4.800	02/15/36		6,595	6,297,821
Sr. Unsec’d. Notes(a)	5.500	02/15/46		355	329,609
Sr. Unsec’d. Notes	5.650	02/15/56		2,405	2,216,811
Amazon.com, Inc.,
Sr. Unsec’d. Notes	5.650	03/13/46		24,760	23,129,164
Sr. Unsec’d. Notes	5.950	03/13/66		9,655	8,869,200
Sr. Unsec’d. Notes	6.000	07/09/46		23,700	23,050,036
Sr. Unsec’d. Notes	6.050	03/13/76		14,985	13,855,173
Sr. Unsec’d. Notes	6.100	07/09/56		43,380	41,612,839

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet (cont’d.)
Amazon.com, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.250%	07/09/66	62,610	$59,955,841

Beignet Investor LLC, Sr. Sec’d. Notes, 144A(a)	6.581	05/30/49	131,040	126,720,044
Gen Digital, Inc., Gtd. Notes, 144A(a)	6.250	04/01/33	3,762	3,703,705
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	1,515	1,458,515
Sr. Unsec’d. Notes(a)	4.875	05/15/33	8,335	8,085,956
Sr. Unsec’d. Notes(a)	5.250	05/15/36	1,487	1,425,645
Sr. Unsec’d. Notes	5.400	08/15/54	6,545	5,315,111
Sr. Unsec’d. Notes	5.500	11/15/45	10,000	8,656,486
Sr. Unsec’d. Notes	5.750	11/15/65	22,845	18,844,805
Sr. Unsec’d. Notes	6.200	05/15/46	53,065	49,867,547
Sr. Unsec’d. Notes(a)	6.300	05/15/56	9,575	8,782,907
Sr. Unsec’d. Notes(a)	6.450	05/15/66	47,190	43,197,932

Sopaipilla Investor LLC, Sr. Sec’d. Notes, 144A	7.534	11/30/48	73,615	76,327,970
Uber Technologies, Inc., Sr. Unsec’d. Notes(a)	4.800	09/15/34	21,680	20,779,641
				559,143,742
Investment Companies 0.1%
Aethon IV Newco LLC, Sr. Unsec’d. Notes)^(x)	0.000(cc)	09/30/31	31,700	31,700,000
Iron/Steel 0.1%
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A	7.875	07/15/32	13,420	13,755,500
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	4.625	03/01/29	2,000	1,941,339
Gtd. Notes, 144A(a)	6.875	11/01/29	12,710	12,833,048
Gtd. Notes, 144A(a)	7.375	05/01/33	9,245	9,341,002
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	4,000	3,932,801
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	3,445	3,387,075
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	3,210	3,146,057
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	7,090	6,895,025
Sr. Unsec’d. Notes, 144A(a)	7.000	04/01/31	5,980	6,131,174
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	5,443	5,596,275
				66,959,296
Leisure Time 0.1%
Carnival Corp. Ltd.,
Gtd. Notes, 144A	5.125	05/01/29	1,545	1,533,517
Gtd. Notes, 144A	5.750	03/15/30	15,609	15,650,442
Gtd. Notes, 144A	5.750	08/01/32	13,450	13,334,096
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	4,740	4,693,880
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	335	328,300
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	5,000	5,183,900
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,500	2,517,223
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	2,140	2,145,823
Sr. Unsec’d. Notes, 144A	6.250	03/15/32	990	1,005,939
				46,393,120

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625%	02/15/32	2,600	$2,353,436
Hyatt Hotels Corp., Sr. Unsec’d. Notes(a)	5.400	12/15/35	20,650	20,105,189
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,167,409
Marriott International, Inc., Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,497,197
MGM Resorts International,
Gtd. Notes	4.750	10/15/28	7,900	7,823,868
Gtd. Notes	5.500	04/15/27	9,882	9,898,690
Gtd. Notes(a)	6.125	09/15/29	26,757	26,926,817

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.400	08/08/28	3,263	3,276,085
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	13,502	13,494,787
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	500	493,350
				102,036,828
Machinery-Construction & Mining 0.0%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	23,765	23,340,624
Machinery-Diversified 0.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	2,140	2,147,478
CNH Industrial Capital LLC,
Gtd. Notes	5.100	04/20/29	6,300	6,329,751
Gtd. Notes	5.500	01/12/29	2,130	2,158,686

Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	11,660	12,097,250
Nordson Corp., Sr. Unsec’d. Notes	4.500	12/15/29	17,995	17,770,943
Otis Worldwide Corp., Sr. Unsec’d. Notes	5.250	08/16/28	39,875	40,312,543
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	5,000	4,985,467
Gtd. Notes	4.700	09/15/28	11,817	11,803,101
				97,605,219
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	17,232	16,756,548
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	8,925	8,339,985
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	1,324	1,321,354
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51	6,872	4,041,559
Sr. Sec’d. Notes	3.950	06/30/62	1,545	845,165
Sr. Sec’d. Notes	4.400	12/01/61	12,970	7,733,177
Sr. Sec’d. Notes	4.800	03/01/50	13,600	9,483,945
Sr. Sec’d. Notes	5.125	07/01/49	40,050	28,850,320
Sr. Sec’d. Notes	5.375	04/01/38	6,070	5,187,744
Sr. Sec’d. Notes	5.375	05/01/47	19,064	14,430,146
Sr. Sec’d. Notes	5.750	04/01/48	8,123	6,380,034
Sr. Sec’d. Notes	6.484	10/23/45	7,251	6,285,127

Comcast Corp., Gtd. Notes	3.969	11/01/47	16	10,818

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450%	09/01/34		48,652	$45,075,990
Sr. Unsec’d. Notes, 144A	2.600	06/15/31		1,804	1,567,225
Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	15,486,419
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		3,510	1,968,031
Gtd. Notes, 144A	4.125	12/01/30		5,275	2,964,782
Gtd. Notes, 144A(a)	4.500	11/15/31		2,500	1,417,542
Gtd. Notes, 144A	5.375	02/01/28		208	120,465
Gtd. Notes, 144A	5.500	04/15/27		13,800	8,537,065
Gtd. Notes, 144A	6.500	02/01/29		700	397,571
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		8,450	1,784,201
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		11,500	2,474,569
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		3,465	797,767
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		14,950	13,537,554
Gtd. Notes	7.375	07/01/28(d)		345	330,582

EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29		84,559	91,454,184
Space Exploration Technologies Corp.,
Sr. Unsec’d. Notes, 144A	5.350	07/15/31		39,050	38,018,736
Sr. Unsec’d. Notes, 144A	5.650	07/15/33		35,370	33,876,019
Sr. Unsec’d. Notes, 144A	5.875	07/15/36		6,385	5,969,855

Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,505,633
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	7,300	8,252,400
Sr. Sec’d. Notes	4.250	01/15/30	GBP	15,130	17,364,244
					404,566,756
Mining 0.3%
Arsenal AIC Parent LLC, Unsec’d. Notes, 144A	11.500	10/01/31		11,177	11,915,597
Barrick Mining Corp. (Canada), Sr. Unsec’d. Notes, Series A	5.800	11/15/34		7,300	7,467,807
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		11,880	11,514,067
Capstone Copper Corp. (Canada), Gtd. Notes, 144A	6.750	03/31/33		4,285	4,289,114
Coeur Mining, Inc., Sr. Unsec’d. Notes, 144A	6.875	04/01/32		3,160	3,234,375
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.375	02/15/36		28,100	27,082,780
Gtd. Notes, 144A	7.250	02/15/34		19,018	19,332,986
Gtd. Notes, 144A	8.000	03/01/33		10,350	10,732,226
Gtd. Notes, 144A	8.625	06/01/31		18,778	19,482,175

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		10,370	10,097,788
Kinross Gold Corp. (Canada), Sr. Unsec’d. Notes	6.250	07/15/33		9,209	9,606,820
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.350	03/15/34		2,135	2,144,771
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		7,255	6,967,256
Gtd. Notes, 144A	6.375	08/15/33		3,905	3,895,720
Gtd. Notes, 144A	6.875	01/30/30		11,040	11,323,279

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875%	05/01/31	2,405	$2,431,190
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31	20,918	21,807,015
				183,324,966
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc., Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	334,935
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	1,300	1,282,642
				1,617,577
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	728	734,727
Sr. Unsec’d. Notes	6.000	04/26/27	2,000	2,024,000

European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month SOFR + 0.262% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,421,620
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes	6.950	08/01/26	1,900	1,899,995
Unsec’d. Notes, MTN	6.750	07/15/27	13,630	13,867,652
Unsec’d. Notes, Series 3, MTN	6.290	07/16/27	2,554	2,582,628
International Bank for Reconstruction & Development (Supranational Bank),
Notes, Series C, MTN	2.219(s)	10/31/30	5,239	4,297,515
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,253,517
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	3,065,213
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	181,115
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,208	21,785,151
Sr. Unsec’d. Notes, Series 1, MTN	1.323(cc)	08/28/34	853	565,809
				59,678,942
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	15,000	14,902,604
Gtd. Notes	3.250	02/15/29	50	47,633
Gtd. Notes(a)	5.100	03/01/30	1,146	1,134,275
				16,084,512
Oil & Gas 1.9%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	9,800	8,871,029
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	13,765	13,199,548
Sr. Unsec’d. Notes, 144A(a)	4.000	01/15/31	12,010	11,465,731
Sr. Unsec’d. Notes, 144A	5.125	10/01/34	3,861	3,705,255
Sr. Unsec’d. Notes, 144A	5.250	10/30/35	43,518	41,783,307
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	8,500	8,604,824
Sr. Unsec’d. Notes, 144A	6.000	06/13/33	37,300	38,217,979
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	15,981	16,984,154
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	5,325	5,357,963

BP Capital Markets PLC, Gtd. Notes	6.450(ff)	12/01/33(oo)	19,295	19,801,494
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	11,044	10,464,786
Sr. Unsec’d. Notes	5.400	03/20/36	11,560	11,246,240
Sr. Unsec’d. Notes	5.400	06/15/47	8,720	7,728,231

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada), (cont’d.)
Sr. Unsec’d. Notes(a)	6.750%	11/15/39		3,008	$3,240,822
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30		9,416	8,869,318
Gtd. Notes, 144A	6.750	03/01/29		3,250	3,200,942
Gtd. Notes, 144A	6.750	03/01/29		5,000	4,915,428
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33		7,311	7,344,891
Gtd. Notes, 144A	7.625	04/01/32		2,250	2,274,642
Gtd. Notes, 144A(a)	7.875	04/15/32		11,168	11,374,960
Gtd. Notes, 144A(a)	8.375	01/15/34		15,625	16,116,815
Gtd. Notes, 144A	9.750	10/15/30		10,515	11,182,209
Devon Energy Corp.,
Sr. Unsec’d. Notes	4.750	05/15/42		10,544	9,065,097
Sr. Unsec’d. Notes(a)	5.250	10/15/27		113	113,020
Sr. Unsec’d. Notes	5.600	07/15/41		4,047	3,882,377
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26		51,435	51,247,220
Gtd. Notes	5.400	04/18/34		22,885	22,825,827
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	26,749,348
Sr. Unsec’d. Notes	8.625	01/19/29		30,525	32,219,137

Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.875	03/30/31		140	133,707
EOG Resources, Inc., Sr. Unsec’d. Notes(a)	5.350	01/15/36		29,599	29,371,604
Equinor ASA (Norway),
Gtd. Notes	3.700	04/06/50		16,725	12,007,848
Gtd. Notes	4.250	11/23/41		9,026	7,643,145
Expand Energy Corp.,
Gtd. Notes	4.750	02/01/32		2,000	1,936,757
Gtd. Notes	5.375	02/01/29		1,000	999,637

Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27	EUR	1,367	1,308,375
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	6,052,892
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		16,015	15,851,888
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	3,120,256
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,336,383
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		19,100	18,553,522
Sr. Unsec’d. Notes, 144A	8.375	11/01/33		1,708	1,792,307

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A(a)	4.750	04/19/27		3,000	2,991,540
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		8,189	8,066,351
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		6,824	6,721,959
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		2,047	2,016,588
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31		43	47,087
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,850,209

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	1,938,466
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	9,150	12,191,637
Gtd. Notes	6.625	01/16/34	GBP	27,600	37,397,839
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31		13,212	12,961,633
Gtd. Notes	6.500	01/23/29		16,725	16,962,495
Gtd. Notes(a)	6.625	06/15/35		8,370	7,939,698

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.625%	06/15/38		1,916	$1,755,056
Gtd. Notes	6.700	02/16/32		44,083	44,008,059
Gtd. Notes	6.840	01/23/30		1,681	1,707,644
Gtd. Notes	6.950	01/28/60		280	225,294
Gtd. Notes	7.690	01/23/50		420	375,774
Gtd. Notes	9.500	09/15/27		4,190	4,390,408
Gtd. Notes(a)	10.000	02/07/33		40,535	46,858,460
Gtd. Notes, EMTN	2.750	04/21/27	EUR	3,725	4,253,903
Gtd. Notes, MTN	6.750	09/21/47		78,111	64,086,170
Gtd. Notes, MTN(a)	8.750	06/02/29		63,441	67,482,192

Phillips 66, Gtd. Notes	2.150	12/15/30		2,150	1,915,569
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,721,624
QatarEnergy (Qatar), Sr. Unsec’d. Notes, 144A	1.375	09/12/26		4,400	4,384,248
Range Resources Corp., Gtd. Notes, 144A	4.750	02/15/30		5,340	5,200,273
Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33		4,600	4,906,658
SM Energy Co.,
Gtd. Notes, 144A	8.625	11/01/30		9,575	10,052,479
Gtd. Notes, 144A(a)	8.750	07/01/31		882	922,462

Sunoco LP, Sr. Unsec’d. Notes, 144A	6.625	08/15/32		2,520	2,545,830
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		5,330	5,479,293
Gtd. Notes, 144A	8.500	05/15/31		17,990	18,749,178
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.875	05/22/30		9,233	9,418,400
Sr. Unsec’d. Notes, 144A	6.500	05/22/35		27,115	28,157,507
Sr. Unsec’d. Notes, 144A	7.500	01/15/28		20,838	21,536,198
Sr. Unsec’d. Notes, 144A	8.000	11/15/32		4,662	5,211,830
					992,312,885
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes(a)	5.950	06/01/41		2,775	2,698,110
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27(d)		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	11.000	12/01/30		14,203	13,127,076
Sr. Sec’d. Notes, 144A	9.500	12/01/30		9,127	9,674,679
Ball Corp.,
Gtd. Notes	5.500	09/15/33		16,955	16,855,914
Gtd. Notes	6.000	06/15/29		12,025	12,178,533

Clydesdale Acquisition Holdings, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/32		11,650	11,098,187
					62,934,389
Pharmaceuticals 0.5%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32		6,735	6,878,119
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.400	11/06/42		32,717	27,697,038

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/14/35	3,711	$3,505,731
Sr. Unsec’d. Notes	4.550	03/15/35	33,384	31,690,321
Sr. Unsec’d. Notes	4.700	05/14/45	38,024	32,559,291
Sr. Unsec’d. Notes	4.750	03/15/45	10,308	8,879,800
Sr. Unsec’d. Notes	4.850	06/15/44	9,795	8,604,921

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,000	965,991
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	500	452,550
Gtd. Notes, 144A	5.000	02/15/29	100	76,500
Gtd. Notes, 144A	5.250	01/30/30	21,122	14,310,155
Gtd. Notes, 144A	5.250	02/15/31	20,329	12,578,569
Gtd. Notes, 144A	6.250	02/15/29	9,900	7,771,500
Gtd. Notes, 144A	7.000	01/15/28	2,750	2,480,967
Sr. Sec’d. Notes, 144A	4.875	06/01/28	3,242	3,022,517
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	750	661,169
Sr. Unsec’d. Notes	1.875	02/28/31	24,845	21,638,103
Sr. Unsec’d. Notes	5.000	01/30/29	1,312	1,319,297
Sr. Unsec’d. Notes	5.300	12/05/43	7,175	6,435,595

Mylan, Inc., Gtd. Notes	5.400	11/29/43	38,126	32,387,847
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	1,587	1,583,692
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	40,761	33,144,187
Viatris, Inc., Gtd. Notes	4.000	06/22/50	51,349	34,072,821
				292,716,681
Pipelines 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29	5,395	5,378,536
Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	50	49,764
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	8,794	8,790,520
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A(a)	5.927	08/15/30	19,146	19,762,185
Sr. Unsec’d. Notes, 144A	6.036	11/15/33	46,110	47,560,236
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	50,291
Gtd. Notes	5.625	07/15/27	50	50,372
Gtd. Notes, 144A	6.750	09/15/37	10,000	10,742,277

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	245	202,903
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	1,958,915
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	67,041,338
Jr. Sub. Notes, Series H	6.500(ff)	08/17/26(oo)	19,835	19,844,025
Sr. Unsec’d. Notes	5.000	05/15/50	1,915	1,550,205
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,054,441
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,657,598
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,251,688
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	13,329,315
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,475,840
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,324,723
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	36,508,861

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP, (cont’d.)
Sr. Unsec’d. Notes	6.550%	12/01/33	14,895	$15,863,773
Enterprise Products Operating LLC,
Gtd. Notes	3.200	02/15/52	42,775	26,903,840
Gtd. Notes	3.300	02/15/53	6,055	3,853,729
Gtd. Notes	3.700	01/31/51	2,665	1,867,831
Gtd. Notes(a)	4.200	01/31/50	8,895	6,838,473
Gtd. Notes	4.250	02/15/48	5,593	4,385,643
Gtd. Notes	4.900	05/15/46	18,296	15,821,855
Gtd. Notes	4.950	10/15/54	1,152	975,455
Gtd. Notes	5.100	02/15/45	8,450	7,582,128
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	6.897(c)	08/16/77	9,502	9,487,490
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	6,767,622
Gtd. Notes	5.000	03/01/43	1,958	1,716,101
Gtd. Notes	6.500	09/01/39	1,260	1,318,750

Kinder Morgan, Inc., Gtd. Notes	2.000	02/15/31	35,000	30,740,955
Midwest Connector Capital Co. LLC, Gtd. Notes, 144A	4.625	04/01/29	4,413	4,367,770
MPLX LP,
Sr. Unsec’d. Notes(a)	2.650	08/15/30	10,000	9,144,398
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,417,263
Sr. Unsec’d. Notes	4.500	04/15/38	15,767	13,956,440
Sr. Unsec’d. Notes	4.800	02/15/31	7,735	7,635,607
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,261,446
Sr. Unsec’d. Notes	5.000	01/15/33	33,550	32,849,786
Sr. Unsec’d. Notes	5.000	03/01/33	685	670,256
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,770,355
Sr. Unsec’d. Notes(a)	5.400	04/01/35	3,120	3,064,820
Sr. Unsec’d. Notes	5.400	09/15/35	27,640	27,094,548
Sr. Unsec’d. Notes	5.500	06/01/34	19,124	19,050,260

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	4,110	4,098,022
ONEOK Partners LP,
Gtd. Notes	6.650	10/01/36	5,000	5,317,469
Gtd. Notes	6.850	10/15/37	10,910	11,765,241
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	34,136,045
Gtd. Notes	4.200	12/01/42	1,600	1,236,990
Gtd. Notes	4.200	03/15/45	2,830	2,121,203
Gtd. Notes	4.550	07/15/28	2,790	2,780,451
Gtd. Notes	4.950	10/15/32	30,720	30,132,094
Gtd. Notes(a)	5.050	11/01/34	15,916	15,321,317
Gtd. Notes	5.150	10/15/43	9,557	8,364,118
Gtd. Notes	5.200	07/15/48	1,290	1,097,868
Gtd. Notes(a)	5.400	10/15/35	31,400	30,742,093
Gtd. Notes(a)	5.650	11/01/28	9,955	10,129,075
Gtd. Notes	5.650	09/01/34	7,000	7,013,990
Gtd. Notes	5.700	11/01/54	4,240	3,757,377
Gtd. Notes	5.800	11/01/30	5,210	5,346,363
Gtd. Notes	6.000	06/15/35	4,200	4,291,833
Gtd. Notes	6.250	10/15/55	435	415,928
Gtd. Notes	6.625	09/01/53	400	401,265
Gtd. Notes, 144A	6.500	09/01/30	32,345	33,719,786

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,894,992
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	3,015	2,935,578
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	3,970	4,036,373

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500%	01/15/28	12,867	$12,854,663
Gtd. Notes, 144A	6.000	12/31/30	1,975	1,960,987
Gtd. Notes, 144A	6.750	03/15/34	3,760	3,782,199
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	6,795	6,345,241
Gtd. Notes	4.350	04/15/31	1,230	1,191,268
Gtd. Notes	4.900	09/15/30	3,815	3,796,218
Gtd. Notes	5.200	07/01/27	5,510	5,540,295
Gtd. Notes	5.400	07/30/36	24,215	23,607,978
Gtd. Notes	6.150	03/01/29	13,000	13,388,610

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	49,948
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	4.600	03/15/48	20,328	16,443,198
Sr. Unsec’d. Notes	5.100	03/15/36	18,795	18,201,494

Valero Energy Partners LP, Gtd. Notes(a)	4.500	03/15/28	7,970	7,944,591
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,763,622
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,207,435
Sr. Sec’d. Notes, 144A	6.000	05/01/36	3,685	3,647,343
Sr. Sec’d. Notes, 144A	6.250	01/15/30	24,200	24,604,530

Venture Global LNG, Inc., Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	60,945	60,537,608
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.125	12/15/30	16,960	17,226,985
Sr. Sec’d. Notes, 144A	6.500	01/15/34	6,005	6,198,185
Sr. Sec’d. Notes, 144A	6.500	06/15/34	8,445	8,715,417
Sr. Sec’d. Notes, 144A	6.750	01/15/36	6,005	6,286,939
Sr. Sec’d. Notes, 144A	7.500	05/01/33	6,804	7,385,331
Sr. Sec’d. Notes, 144A(a)	7.750	05/01/35	10,098	11,179,295
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.050	02/01/30	11,145	10,749,067
Sr. Unsec’d. Notes	4.750	08/15/28	2,970	2,967,777
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	43,926	43,689,475
Sr. Unsec’d. Notes	4.850	03/01/48	3,274	2,719,703
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,018,960
Sr. Unsec’d. Notes(a)	5.100	09/15/45	1,130	984,646
Sr. Unsec’d. Notes	5.150	03/15/34	36,839	36,148,563
Sr. Unsec’d. Notes	5.300	08/15/52	7,580	6,567,845
Sr. Unsec’d. Notes	5.600	03/15/35	16,290	16,311,839
Sr. Unsec’d. Notes	6.300	04/15/40	1,930	1,990,101
				1,143,053,454
Real Estate 0.1%
CoreLogic, Inc., Sec’d. Notes, 144A	12.000	02/01/32	17,700	16,575,915
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,517	3,390,154
Gtd. Notes, 144A	4.375	02/01/31	2,500	2,341,661
Sr. Unsec’d. Notes, 144A	5.875	03/01/32	6,245	6,098,333
Sr. Unsec’d. Notes, 144A	6.125	03/01/34	7,660	7,458,495
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31	4,375	4,457,064
Gtd. Notes, 144A	7.250	06/01/33	11,450	11,591,110

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		14,600	$14,531,993
					66,444,725
Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	1.875	02/01/33		9,640	7,738,264
Gtd. Notes(a)	5.250	03/15/36		34,368	32,952,530
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.900	03/15/27		4,300	4,282,388
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	21,597,753

CFE Fibra E (Mexico), Sr. Unsec’d. Notes, 144A	5.875	09/23/40		835	800,983
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		8,153	7,453,886
Sr. Unsec’d. Notes	4.750	02/15/28		12,085	11,867,028
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.250	01/15/32		20,765	18,391,001
Gtd. Notes	5.300	01/15/29		12,461	12,474,259

Healthpeak OP LLC, Gtd. Notes	3.500	07/15/29		1,490	1,434,641
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,856,316
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	34,118,011
Invitation Homes Operating Partnership LP, Gtd. Notes	4.875	02/01/35		1,000	952,810
Lineage Europe Finco BV (Netherlands), Gtd. Notes	4.125	11/26/31	EUR	66,325	75,152,042
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31		900	612,870
Sr. Sec’d. Notes, 144A	8.500	02/15/32		1,225	1,245,344

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	4.875	05/15/29		16,450	16,033,072
Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32		19,830	17,392,833
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	08/15/29		1,120	1,123,226
Sr. Unsec’d. Notes, 144A	6.500	10/15/30		575	583,075

Sun Communities Operating LP, Gtd. Notes	2.700	07/15/31		12,359	11,004,744
Ventas Realty LP, Gtd. Notes	3.850	04/01/27		31,660	31,526,254
VICI Properties LP, Sr. Unsec’d. Notes	5.125	05/15/32		5,235	5,105,747
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	23,754
Gtd. Notes, 144A	4.250	12/01/26		13,075	13,066,452

Welltower OP LLC, Gtd. Notes	2.750	01/15/31		2,250	2,054,668
WP Carey, Inc.,
Sr. Unsec’d. Notes	2.400	02/01/31		5,790	5,167,385
Sr. Unsec’d. Notes	5.375	06/30/34		9,697	9,627,963
					349,639,299
Retail 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		2,200	2,069,034

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
1011778 BC ULC/New Red Finance, Inc. (Canada), (cont’d.)
Sr. Sec’d. Notes, 144A	5.625%	09/15/29		1,960	$1,955,100

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	5.267	02/12/34		7,193	7,125,607
Boots Group Finco LP (United Kingdom), Sr. Sec’d. Notes	5.375	08/31/32	EUR	5,200	6,105,454
Carvana Co.,
Sr. Sec’d. Notes, 144A(x)	9.000	06/01/30		53,422	55,123,244
Sr. Sec’d. Notes, 144A(x)	9.000	06/01/31		28,933	31,839,600

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		775	752,689
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31		9,325	8,454,496
Park River Holdings, Inc., Sec’d. Notes, 144A	8.750	12/31/30		4,488	4,158,275
QXO Building Products, Inc., Gtd. Notes, 144A	6.500	07/15/31		4,735	4,752,839
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	04/01/32		2,000	2,039,870
					124,376,208
Semiconductors 0.5%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.137	11/15/35		26,909	21,855,372
Sr. Unsec’d. Notes	3.187	11/15/36		184,190	146,689,507
Sr. Unsec’d. Notes	4.350	02/15/30		33,095	32,322,499

Foundry JV Holdco LLC, Sr. Sec’d. Notes, 144A	5.900	01/25/33		17,000	17,315,088
Intel Corp.,
Sr. Unsec’d. Notes	4.900	08/05/52		2,620	2,063,543
Sr. Unsec’d. Notes	5.700	02/10/53		6,955	6,172,715
NVIDIA Corp.,
Sr. Unsec’d. Notes(a)	4.950	06/15/36		6,365	6,081,482
Sr. Unsec’d. Notes	5.550	06/15/46		2,185	2,016,757
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes	3.150	05/01/27		7,190	7,106,452
Gtd. Notes	3.400	05/01/30		9,130	8,610,686
					250,234,101
Software 0.4%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		16,470	14,898,005
Gtd. Notes, 144A(a)	9.250	06/01/30		27,605	25,897,796
Gtd. Notes, 144A	9.625	07/15/32		6,915	6,198,448
Gtd. Notes, 144A	9.750	10/01/31		13,310	12,082,211

Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		78,385	79,039,535
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33		2,950	3,058,569
Oracle Corp.,
Sr. Unsec’d. Notes	3.600	04/01/50		1,105	633,171
Sr. Unsec’d. Notes	3.800	11/15/37		23,417	17,660,816
Sr. Unsec’d. Notes	3.950	03/25/51		14,210	8,636,079
Sr. Unsec’d. Notes	4.800	09/26/32		3,755	3,456,232
Sr. Unsec’d. Notes	5.550	02/06/53		4,135	3,104,613
Sr. Unsec’d. Notes	5.875	09/26/45		5,810	4,774,461
Sr. Unsec’d. Notes(a)	6.000	08/03/55		6,230	4,997,403
Sr. Unsec’d. Notes	6.550	02/04/46		2,115	1,876,920

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	6.700%	02/04/56		2,395	$2,114,081
Sr. Unsec’d. Notes	6.850	02/04/66		17,970	15,790,929
Salesforce, Inc.,
Sr. Unsec’d. Notes	6.550	03/15/56		15,035	14,358,263
Sr. Unsec’d. Notes(a)	6.700	03/15/66		12,615	12,078,245
					230,655,777
Telecommunications 1.8%
APLD ComputeCo 3 LLC, Sr. Sec’d. Notes, 144A	7.000	06/15/31		6,875	6,711,058
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		53,960	46,327,755
Sr. Unsec’d. Notes	2.300	06/01/27		3,300	3,241,388
Sr. Unsec’d. Notes	3.550	09/15/55		19,994	11,990,478
Sr. Unsec’d. Notes	3.650	09/15/59		51,611	30,623,580
Sr. Unsec’d. Notes	3.800	12/01/57		7,661	4,737,575

Beacon Point DC LLC, Sr. Sec’d. Notes, 144A	6.129	11/30/42		18,245	17,470,575
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A(a)	6.125	02/15/31		39,293	39,221,035
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30		15,918	16,237,381
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		130,389	127,667,722
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		323	32
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		111	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32		57,630	59,322,881
HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42		11,460	11,122,344
Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		9,175	9,182,065
Level 3 Financing, Inc.,
Gtd. Notes, 144A	7.500	02/15/37		7,560	7,505,469
Gtd. Notes, 144A	8.500	01/15/36		26,555	27,612,418
Sr. Sec’d. Notes, 144A	6.875	06/30/33		4,800	4,860,736
Sr. Sec’d. Notes, 144A	7.000	03/31/34		34,380	34,994,225

Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		60,700	58,348,173
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	2.300	11/15/30		6,271	5,606,516
Sr. Unsec’d. Notes(a)	4.600	05/23/29		16,480	16,378,563

PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		45,409	42,714,634
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	4,200	4,624,970
Sr. Unsec’d. Notes	5.875	07/10/31	EUR	27,000	30,782,446

Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	34,087,824
SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		55,921	51,996,281
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	13,941	19
T-Mobile USA, Inc.,
Gtd. Notes(a)	2.550	02/15/31		28,800	25,840,577
Gtd. Notes	2.625	02/15/29		14,375	13,610,237
Gtd. Notes	3.000	02/15/41		56,919	40,081,232

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc., (cont’d.)
Gtd. Notes	3.300%	02/15/51		9,414	$5,725,705
Gtd. Notes	3.875	04/15/30		13,050	12,537,716
Gtd. Notes	4.375	04/15/40		4,418	3,727,134
Gtd. Notes	4.500	04/15/50		1,975	1,490,637

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		6,495	6,641,499
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		16,417	11,169,449
Sr. Unsec’d. Notes	4.780	02/15/35		26,212	24,724,501
Sr. Unsec’d. Notes	5.000	01/15/36		10,000	9,486,989
Sr. Unsec’d. Notes	5.401	07/02/37		62,757	60,700,025
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	2,270	2,757,109
Sr. Sec’d. Notes	4.500	07/15/31	GBP	5,400	5,933,304

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A	8.250	10/01/31		4,690	4,874,104
WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		28,275	29,375,248
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 7.125% and PIK 1.875%	13.750	09/09/30		12,782	12,593,663
					974,637,272
Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,414,695
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	2,917,364

Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	7,162,025
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		3,547	3,598,317
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.375	03/15/29		29,585	30,004,892
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		47,041	45,800,295
					91,897,588
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	6.050	08/01/28		33,890	34,613,428

Total Corporate Bonds (cost $16,866,767,711)					15,970,313,304
Floating Rate and Other Loans 2.1%
Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.492(c)	11/17/28		35,870	35,796,535
Term B Loan, 3 Month SOFR + 5.100%	8.764(c)	11/17/28		20,495	20,479,014
					56,275,549
Commercial Services 0.1%
OCS Group Investments Ltd. (United Kingdom), Facility B5, SONIA + 5.250%	8.911(c)	11/28/31	GBP	17,275	23,340,587

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers 0.0%
Quantum BV, Term Loan^	— %(p)	06/30/33	EUR	15,675	$17,804,492
Consumer Services 0.1%
Constellation Automotive Group Ltd.,
Term Loan^	—(p)	03/21/31	GBP	8,584	11,569,156
Term Loan^	—(p)	03/21/31	EUR	48,852	56,334,097
					67,903,253
Diversified Financial Services 0.1%
HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.732(c)	09/30/34		3,745	3,744,572
Term Loan, 3 Month SOFR + 3.200%^	6.932(c)	09/30/34		8,629	8,628,626
HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.732(c)	09/29/34		5,617	5,616,857
Term Loan, 3 Month SOFR + 3.200%^	6.932(c)	09/29/34		12,943	12,942,942
					30,932,997
Education 0.1%
Dukes Education Group Ltd. (United Kingdom),
Accordion Facility, SONIA + 5.500%^	9.240(c)	11/27/28	GBP	2,500	3,369,068
Acquisition/Capex Facility 1, SONIA + 5.500%^	9.255(c)	11/27/28	GBP	2,254	3,037,557
Acquisition/Capex Facility 5, 6 Month EURIBOR + 5.500%^	7.839(c)	11/27/28	EUR	672	775,477
Acquisition/Capex Facility 6, 3 Month EURIBOR + 5.500%^	7.998(c)	11/27/28	EUR	11,192	12,905,601
Acquisiton/Capex Facility 4, 6 Month EURIBOR + 5.500%^	8.065(c)	11/27/28	EUR	1,274	1,468,850
Delayed Draw Term Loan^	—(p)	11/25/28	GBP	2,601	3,505,476
Delayed Draw Term Loan, 6 Month SOFR + 5.500%^	9.231(c)	11/25/28	GBP	274	369,076
Facility B, SONIA + 5.500%^	9.243(c)	11/27/28	GBP	932	1,255,523

International Schools Partnership (United Kingdom), Facility B5 (USD II), 3 Month SOFR + 4.500%^	8.263(c)	07/06/31		48,043	47,378,774
					74,065,402
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, 1 Month SOFR + 6.000%	9.668(c)	01/04/29		27,386	27,474,821
Holding Companies-Diversified 0.0%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.343(c)	12/19/30		19,794	19,011,042
Insurance 0.0%
Asurion LLC,
New B-12 Term Loan, 3 Month SOFR + 4.250%	8.073(c)	09/19/30		5,022	4,897,304
New B-14 Term Loan, 3 Month SOFR + 3.750%	7.573(c)	02/23/33		3,326	3,112,191
					8,009,495
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/03/28		4,045	707,816
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	39,216	54,819,847

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.919%(c)	05/31/32		16,499	$16,498,930
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.096(c)	01/30/32	EUR	45,000	51,593,767
					68,092,697
Media 0.2%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 5.114%	8.845(c)	09/25/29		129,880	115,463,308
Metal Fabricate/Hardware 0.0%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.232(c)	04/23/30		12,899	12,899,219
Pharmaceuticals 0.1%
Anewhealth,
Term Loan^	—(p)	06/23/33		13,784	13,783,784
Term Loan^	—(p)	06/23/33		1,622	1,621,622

Golden State Buyer, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.897(c)	03/31/31		14,919	14,769,655
					30,175,061
Retail 0.3%
CDR Firefly Bidco Plc (United Kingdom), Facility B12, SONIA + 4.500%	8.231(c)	07/03/31	GBP	35,950	48,643,481
EG Finco Ltd. (United Kingdom), (EUR) Term B Loan, 3 Month EURIBOR + 3.500%	5.729(c)	02/10/31	EUR	62,437	71,984,374
The Boots Group (United Kingdom), Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	21,650	29,319,429
WSH Services Holding Ltd. (United Kingdom), Facility B5, SONIA + 4.533%	8.265(c)	05/16/31	GBP	8,208	11,080,238
					161,027,522
Software 0.2%
Cegid SAS, Sunrise Bridge Facility, 3 Month EURIBOR + 5.500%^	7.776(c)	01/31/30	EUR	46,000	51,984,002
Meta CW GPU, Term Loan, 1 Month SOFR + 2.000%^	5.945(c)	03/31/32		18,159	17,872,504
Vantage Oracle TX, Term Loan, 1 Month SOFR + 2.500%^	6.120(c)	04/30/30		11,776	11,503,106
Vantage Oracle WI, Term Loan, 1 Month SOFR + 2.500%^	6.080(c)	04/15/30		7,975	7,975,277
					89,334,889
Sovereign 0.3%
Costa Rica Titulos de Propiedad (Costa Rica), Term Loan^	5.950	04/27/33	EUR	11,100	13,395,163
Republic of Panama (Panama), Term Loan^	—(p)	07/28/31	EUR	122,000	140,220,042
					153,615,205
Telecommunications 0.2%
CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	01/29/30		55,029	54,706,036
CloudHQ VA B2 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	03/06/30		20,939	20,816,090

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)
CloudHQ VA B3 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.890%(c)	03/06/30	15,538	$15,382,920
Connect Holdings 2 LLC, Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.990(c)	04/03/31	39,802	36,325,036
				127,230,082

Total Floating Rate and Other Loans (cost $1,126,711,998)				1,138,183,284
Municipal Bonds 0.4%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	12,777,463
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	565,993

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	3,930	4,118,971
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	4,913,631
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	929,977
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	316,073
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	1,842,521
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,852,383
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	3,795,413
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	1,982,609
				33,095,034
Colorado 0.0%
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,203,923
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	12,301,462
Illinois 0.0%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,188,217
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	15,186	15,163,668
				20,351,885
Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,470,807
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,335,172
				20,805,979
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	17,773,319
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	14,631,797

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,338,333
				33,743,449

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Municipal Bonds (Continued)
New York 0.1%
Empire State Development Corp., Taxable, Revenue Bonds, BABs	5.770%	03/15/39		12,575	$12,708,597
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40		700	737,735
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44		920	890,914
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65		8,650	7,403,367
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48		4,000	3,163,650
					24,904,263
Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/2111		7,815	6,193,978
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39		400	407,236
Revenue Bonds, BABs, Series B	5.511	12/01/45		5,370	5,165,081

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119		20,900	12,256,438
					17,828,755
Texas 0.0%
City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42		6,480	6,039,837
Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50		2,035	1,355,698
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49		16,510	12,679,165
					20,074,700
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117		8,135	5,673,830

Total Municipal Bonds (cost $250,597,754)					198,177,258
Residential Mortgage-Backed Securities 4.0%
Angel Oak Mortgage Trust,
Series 2025-09, Class A1, 144A	5.141(cc)	08/25/70		30,427	30,156,391
Series 2025-10, Class A1, 144A	4.960(cc)	09/25/70		15,938	15,762,790

Aran Funding DAC (Ireland), Series 2025-01A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.315(c)	12/24/65	EUR	9,727	11,230,523
Archwest Mortgage Trust, Series 2025-RTL01, Class A1, 144A	5.196(cc)	10/25/40		14,000	13,892,903
Banc of America Funding Trust,
Series 2005-D, Class A1	5.350(cc)	05/25/35		10	9,798
Series 2006-I, Class 4A1	4.352(cc)	10/20/46		16	13,167

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	5.291(cc)	06/25/34		64	61,625
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	5.625(cc)	02/25/33		—(r)	130
Series 2005-04, Class 3A1	4.757(cc)	08/25/35		44	40,720
Series 2007-03, Class 1A1	4.012(cc)	05/25/47		90	80,754
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	5.040(cc)	05/25/35		28	26,626
Series 2005-04, Class 23A2	5.040(cc)	05/25/35		9	8,894

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
BRAVO Residential Funding Trust,
Series 2025-NQM07, Class A1, 144A	5.459%(cc)	07/25/65	45,411	$45,306,564
Series 2025-NQM08, Class A1, 144A	5.082(cc)	06/25/65	34,583	34,332,617
Series 2025-NQM09, Class A1, 144A	5.043(cc)	09/25/65	30,249	30,025,001

CCI Borrower LLC, Series 2025-01, 1 Month SOFR + 2.400%^	6.397(c)	12/31/28	19,580	19,580,000
Chase Home Lending Mortgage Trust,
Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	13,660	11,848,835
Series 2025-RPL01, Class A1A, 144A	3.375(cc)	04/25/65	30,575	26,854,448
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	6.173(cc)	02/19/34	2,454	2,465,348
Series 2005-29, Class A1	5.750	12/25/35	332	147,896
Series 2005-HYB09, Class 3A2A, 12 Month SOFR + 2.465% (Cap 11.000%, Floor 1.750%)	6.224(c)	02/20/36	4	3,374
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	24,050	23,429,692
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	3,277	3,280,599
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.679(cc)	09/25/47	2,260	2,125,245
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	84,354	77,947,873
Series 2024-RP02, Class A2, 144A	4.239(cc)	02/25/63	8,815	7,289,839
Series 2024-RP02, Class B1, 144A	2.403(cc)	02/25/63	2,667	2,002,189
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	963	750,401
Series 2024-RP02, Class B3, PO, 144A	10.867(s)	02/25/63	2,444	376,772
Series 2024-RP02, Class B4, PO, 144A	13.850(s)	02/25/63	4,427	442,881
Series 2024-RP02, Class M1, 144A	4.239(cc)	02/25/63	5,926	4,767,443
Series 2024-RP02, Class M2, 144A	4.239(cc)	02/25/63	4,518	3,586,745
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	121	112,855
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	123,689	12,369
Series 2025-RP01, Class A1, 144A	4.009(cc)	01/25/64	134,927	122,957,530
Series 2025-RP01, Class A2, 144A	4.009(cc)	01/25/64	6,684	4,870,721
Series 2025-RP01, Class B1, 144A	4.009(cc)	01/25/64	2,674	1,666,885
Series 2025-RP01, Class B2, 144A	4.009(cc)	01/25/64	1,693	953,504
Series 2025-RP01, Class B3, 144A	4.009(cc)	01/25/64	2,139	1,034,698
Series 2025-RP01, Class B4, 144A	4.009(cc)	01/25/64	1,989	832,447
Series 2025-RP01, Class M1, 144A	4.009(cc)	01/25/64	5,704	3,928,185
Series 2025-RP01, Class M2, 144A	4.009(cc)	01/25/64	3,564	2,346,798
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	180	160,623
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	159,377	15,938
COLT Mortgage Loan Trust,
Series 2025-08, Class A1, 144A	5.480(cc)	08/25/70	18,901	18,911,448
Series 2025-09, Class A1, 144A	5.194(cc)	09/25/70	33,847	33,615,851
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	10/25/41	3,600	3,616,821
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.166(c)	10/25/41	2,610	2,611,256
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	6.766(c)	12/25/41	2,652	2,663,616
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.866(c)	03/25/42	14,390	14,857,675
Series 2022-R04, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	03/25/42	6,300	6,378,421
Series 2023-R05, Class 1M2, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.716(c)	06/25/43	20,500	21,171,574
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.316(c)	07/25/44	4,267	4,274,853
Credit Suisse Mortgage Trust,
Series 2018-RPL04, Class PT, 144A	4.610(cc)	04/25/58	12,479	11,452,784
Series 2018-RPL09, Class PT, 144A	3.912(cc)	09/25/57	14,687	12,128,485
Cross Mortgage Trust,
Series 2025-H01, Class A1, 144A	5.735(cc)	02/25/70	3,009	3,017,091
Series 2025-H06, Class A1, 144A	5.181(cc)	07/25/70	40,401	40,139,362
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	28,834	28,489,295

EFMT, Series 2026-NQM06, Class A1, 144A	5.466(cc)	06/25/71	13,240	13,166,919
Fannie Mae REMIC,
Series 2000-32, Class FM, 30 Day Average SOFR + 0.564% (Cap 9.000%, Floor 0.450%)	4.186(c)	10/18/30	—(r)	164
Series 2001-29, Class Z	6.500	07/25/31	5	4,869
Series 2012-132, Class KI, IO	3.000	12/25/32	2,574	163,890

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae REMIC, (cont’d.)
Series 2013-57, Class MI, IO	3.000%	06/25/28	179	$2,378
Series 2014-05, Class AI, IO	4.500	04/25/43	1,257	169,669
Series 2015-51, Class CI, IO	4.000	07/25/45	2,265	348,088
Series 2016-30, Class CI, IO	3.000	05/25/36	1,284	82,934
Series 2016-74, Class GM	2.500	09/25/43	4,319	4,195,735
Series 2017-83, Class IO, IO	4.000	10/25/47	1,856	316,751
Series 2018-16, Class MB	3.500	07/25/46	1,107	1,097,827
Series 2018-24, Class BH	3.500	04/25/48	3,203	2,918,990
Series 2018-58, Class BI, IO	4.000	08/25/48	1,295	235,585
Series 2019-08, Class Z	3.500	03/25/49	2,955	2,493,271
Series 2019-13, Class LZ	4.000	04/25/49	9,294	8,619,139
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.266(c)	01/25/34	2,244	2,246,516
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.016(c)	10/25/41	20,695	20,804,416
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.116(c)	10/25/41	2,074	2,076,588
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	5.416(c)	11/25/41	6,371	6,388,362
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.966(c)	09/25/41	1,793	1,798,286
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.716(c)	09/25/41	51,600	51,680,496
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	7.366(c)	12/25/41	572	576,501
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	5.966(c)	12/25/41	37,280	37,454,843
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.116(c)	01/25/42	1,770	1,781,062
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.516(c)	04/25/42	7,600	7,699,788
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.804(c)	07/25/44	37	35,941
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	4.604(c)	02/25/45	4	3,925
Freddie Mac REMIC,
Series 1935, Class JZ	7.000	02/15/27	—(r)	329
Series 2241, Class PH	7.500	07/15/30	4	4,539
Series 3795, Class VZ	4.000	01/15/41	1,550	1,472,366
Series 3889, Class DZ	4.000	01/15/41	1,599	1,528,531
Series 4135, Class AI, IO	3.500	11/15/42	4,974	587,978
Series 4372, Class GI, IO	4.500	08/15/44	2,655	391,765
Series 4468, Class IO, IO	4.500	05/15/45	3,255	432,766
Series 4500, Class ZX	4.000	07/15/45	1,616	1,529,278
Series 4735, Class IM, IO	4.000	12/15/47	4,828	842,349
Series 4736, Class IP, IO	4.000	08/15/47	1,273	216,326
Series 4751, Class PI, IO	4.000	11/15/47	921	156,457
Series 4801, Class ZD	4.000	06/15/48	4,985	4,618,250
Series 4802, Class EZ	4.000	06/15/48	3,152	2,910,276
Series 4870, Class K	4.000	04/15/49	12,236	11,305,627
Series 4903, Class ED	2.750	09/15/48	2,914	2,626,863
Series 4903, Class IP, IO	4.500	07/25/49	5,793	1,314,472
Series 4939, Class KT	3.000	07/15/48	11,421	9,998,868
Series 4946, Class KB	3.000	12/15/48	5,372	4,721,992

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	956	75,889
GCAT Trust, Series 2025-NQM06, Class A1, 144A	4.935(cc)	10/25/70	27,914	27,617,933
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	875	791,079
Series 2015-064, Class IA, IO	4.000	05/20/45	6,178	1,240,635
Series 2015-165, Class IB, IO	3.500	11/20/42	2,029	167,205
Series 2016-01, Class ZP	3.000	01/20/46	7,114	5,552,535
Series 2016-161, Class PI, IO	3.500	06/20/46	13,166	1,936,570
Series 2016-69, Class B	3.000	05/20/46	8,977	7,903,693
Series 2017-134, Class ZK	3.000	08/20/47	6,851	5,306,541
Series 2018-05, Class IB, IO	4.000	01/20/48	7,418	1,509,960
Series 2018-21, Class IH, IO	4.500	02/20/48	2,491	594,765
Series 2018-59, Class PZ	3.000	09/20/46	7,173	6,629,222
Series 2019-159, Class IJ, IO	3.500	12/20/49	7,801	1,131,311

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
GS Mortgage-Backed Securities Trust,
Series 2025-RPL01, Class A1, PO, 144A	0.000%	01/25/64		124	$122,590
Series 2025-RPL01, Class A1, PO, 144A	3.844(cc)	01/25/64		151,780	130,186,936
Series 2026-NQM04, Class A1, 144A	5.461(cc)	06/25/66		6,355	6,324,752

HOMES Trust, Series 2025-NQM04, Class A1, 144A	5.220(cc)	08/25/70		18,578	18,451,010
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	5.789(cc)	01/25/32		1	726
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)	4.199(c)	07/25/37		1,434	1,341,429
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	4.331(cc)	03/25/36		56	40,571
JPMorgan Mortgage Trust,
Series 2025-DSC02, Class A1, 144A	5.195(cc)	10/25/65		35,427	35,054,713
Series 2025-NQM03, Class A1, 144A	5.495(cc)	11/25/65		28,926	28,869,548
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.281(c)	01/24/63	EUR	30,336	35,024,652
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.281(c)	08/24/75	EUR	4,090	4,721,851

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		28,250	28,285,570
Lincoln Senior Participation Trust, Series 2025-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	5.873(c)	06/27/27		61,857	61,857,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.195(c)	05/26/66	EUR	44,316	51,017,409
Series 2026-01A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.672(c)	10/25/70	EUR	21,400	24,496,870

MFA Trust, Series 2025-NQM02, Class A1, 144A	5.675(cc)	05/27/70		5,487	5,482,363
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM08, Class A1, 144A	4.963(cc)	09/25/70		14,714	14,539,815
Series 2026-NQM05, Class A1, 144A	5.488(cc)	04/27/71		19,491	19,421,893
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.589(c)	01/25/48		5,467	5,403,984
Series 2025-NQM04, Class A1, 144A	5.350(cc)	07/25/65		17,646	17,550,028
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		94,018	93,949,199
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		10,542	10,527,264
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		18,091	18,075,849
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		145,035	755,648
Series 2025-INV01, Class B1, 144A	6.584(cc)	02/25/70		6,037	5,922,383
Series 2025-INV01, Class B2, 144A	6.584(cc)	02/25/70		4,751	4,582,250
Series 2025-INV01, Class B3, 144A	6.584(cc)	02/25/70		2,979	2,751,868
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		8,617	8,606,500
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		145,035	3,625,881
OBX Trust,
Series 2025-NQM03, Class A1, 144A	5.648(cc)	12/01/64		20,958	20,999,821
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		10,538	10,506,338
Series 2025-NQM14, Class A1, 144A	5.162(cc)	07/25/65		30,094	29,931,989
Series 2025-NQM15, Class A1, 144A	5.143(cc)	07/27/65		16,843	16,730,560
Series 2025-NQM15, Class A3, 144A	5.599(cc)	07/27/65		1,193	1,186,570
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.116(c)	05/25/33		97,302	97,900,081
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.968(c)	03/29/27		75,669	76,115,619
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	6.718(c)	09/27/28		64,856	65,547,025

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month SOFR + 0.514% (Cap 8.000%, Floor 0.400%)	4.239(c)	02/25/34		2	1,888
PRPM Fundido DAC (Spain), Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.454(c)	01/29/75	EUR	8,208	9,419,894
PRPM LLC,
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		14,098	13,725,664
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		46,957	45,731,819
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		10,215	9,802,832
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		6,023	5,765,847

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
PRPM LLC, (cont’d.)
Series 2025-RPL01, Class M1A, 144A	4.000%(cc)	03/25/55		5,879	$5,603,274
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		2,072	1,965,241

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	4.228(c)	09/29/31		2	1,994
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32		2	2,245
Santander Mortgage Asset Receivable Trust, Series 2025-NQM04, Class A1, 144A	5.303(cc)	07/25/65		27,405	27,223,224
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	5.864(cc)	02/25/34		23	22,292
Series 2004-18, Class 3A1	4.570(cc)	12/25/34		2,438	2,289,009

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	4.444(c)	09/19/32		1	797
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41		1,725	1,584,378
Verus Securitization Trust,
Series 2024-02, Class A1, 144A	6.095(cc)	02/25/69		3,639	3,644,223
Series 2025-07, Class A1, 144A	5.129(cc)	08/25/70		36,321	36,206,271
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70		21,710	21,457,264
Series 2025-INV01, Class A1, 144A	5.548(cc)	02/25/70		26,373	26,417,712
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month SOFR + 0.954% (Cap 10.500%, Floor 0.840%)	4.679(c)	06/25/44		393	394,176
Series 2004-AR10, Class A3, 1 Month SOFR + 1.214% (Cap 10.500%, Floor 1.100%)	4.939(c)	07/25/44		603	583,121
Series 2005-AR05, Class A6	4.868(cc)	05/25/35		236	233,223

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	4.332(cc)	02/25/33		—(r)	114

Total Residential Mortgage-Backed Securities (cost $2,169,684,641)					2,149,533,528
Sovereign Bonds 3.0%
Amazon Conservation DAC (Ecuador), Sr. Sec’d. Notes, 144A	6.034	01/16/42		112,000	111,149,315
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	27,115	26,749,364
Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	379,588
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		43,308	37,829,961
Sr. Unsec’d. Notes	1.000	07/09/29		72,686	65,091,929
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		36,654	27,105,354
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	8,854	7,805,537
Sr. Unsec’d. Notes	5.000	01/09/38		26,062	21,501,150

Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes	7.000	10/12/28		10,000	9,930,200
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes(a)	5.333	02/15/28		35,044	35,064,276
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.125	04/15/31		16,700	14,698,171
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	80,570	92,107,488
Sr. Unsec’d. Notes	4.500	03/15/29		37,650	36,689,172
Sr. Unsec’d. Notes	5.375	01/21/29		27,270	27,188,190
Sr. Unsec’d. Notes	8.375	02/15/27		970	980,971
Sr. Unsec’d. Notes	8.500	04/25/35		11,200	12,454,400
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		10,291	10,241,089
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		51,930	51,678,140
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		10,493	10,602,442
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	6.900	07/31/30		7,251	7,221,905
Sr. Unsec’d. Notes, 144A	8.750	01/29/34		96,316	95,555,104
Sr. Unsec’d. Notes, Series S26	5.500(cc)	07/31/40		911	689,798

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador), (cont’d.)
Sr. Unsec’d. Notes, Series S27J	5.500%(cc)	07/31/40		766	$551,810
Sr. Unsec’d. Notes, Series S28	5.500(cc)	07/31/40		2,429	1,748,602
Sr. Unsec’d. Notes, Series S29	5.500(cc)	07/31/40		1,186	898,211

Ecuador Social Bond Sarl (Ecuador), Gov’t. Gtd. Notes^	0.350	01/30/35		142,560	2,480,544
El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes	8.625	02/28/29		1,830	1,927,585
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,419,158
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,669,102

Gabon Blue Bond Master Trust 2 (Gabon), Insured Notes	6.097	08/01/38		28,006	27,487,329
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,900	233,737,373
Indonesia Government AID Bond (Indonesia), U.S. Gov’t. Gtd. Notes	6.650	07/15/29		6,105	6,273,633
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	34,367	38,372,044
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	49,957	57,780,738
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	72,132	84,453,318
Sr. Unsec’d. Notes, 144A	6.750	02/25/41		39,620	37,269,345

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,004,420
Platinum for Belize Blue Investment Co. LLC (Belize), Sec’d. Notes	4.470	10/20/40		2,000	1,726,340
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.300	07/22/30		21,446	19,018,266
Province of British Columbia (Canada), Bonds	7.250	09/01/36		17,530	20,440,189
Repubic of Italy Government International Bond Coupon Strips (Italy), Sr. Unsec’d. Notes	2.758(s)	02/20/31	EUR	43,130	42,729,959
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, 144A	6.000	07/14/56		60,750	57,734,947
Sr. Unsec’d. Notes, Series 30Y	3.875	05/06/51		25,900	18,476,267
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	49,000	54,081,726
Sr. Unsec’d. Notes, 144A(a)	5.750	09/16/30		53,010	52,918,558
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	37,883	40,434,197
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	3,888	3,702,834
Sr. Unsec’d. Notes	2.125	12/01/30		12,350	10,725,728
Sr. Unsec’d. Notes	6.250	05/26/28		23,345	23,733,694
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	9,990	10,662,768
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	6,252	5,954,249
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		875	889,569

Total Sovereign Bonds (cost $1,558,754,307)					1,583,016,047
U.S. Government Agency Obligations 13.3%
Fannie Mae Interest Strips	1.758(s)	08/06/38		386	202,252
Fannie Mae Principal Strips	3.528(s)	07/15/37		5,105	2,961,974
Federal Home Loan Bank	3.200	11/29/32		22,500	20,436,164
Federal Home Loan Bank	4.250	11/02/38		4,340	3,811,976
Federal Home Loan Mortgage Corp.	1.500	12/01/50		3,138	2,339,834
Federal Home Loan Mortgage Corp.	2.000	10/01/50		28,079	22,160,905
Federal Home Loan Mortgage Corp.	2.000	11/01/50		9,589	7,565,366
Federal Home Loan Mortgage Corp.	2.000	12/01/50		35,004	27,603,944
Federal Home Loan Mortgage Corp.	2.000	01/01/51		18,602	14,660,112
Federal Home Loan Mortgage Corp.	2.000	02/01/51		3,271	2,573,757
Federal Home Loan Mortgage Corp.	2.000	02/01/51		18,714	14,746,808
Federal Home Loan Mortgage Corp.	2.000	03/01/51		33,881	26,754,929

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.000%	05/01/51	6,027	$4,740,345
Federal Home Loan Mortgage Corp.	2.500	11/01/49	4,472	3,717,075
Federal Home Loan Mortgage Corp.	2.500	09/01/50	5,782	4,722,502
Federal Home Loan Mortgage Corp.	2.500	02/01/51	1,958	1,615,909
Federal Home Loan Mortgage Corp.	2.500	03/01/51	115,951	95,554,080
Federal Home Loan Mortgage Corp.	2.500	05/01/51	5,142	4,256,824
Federal Home Loan Mortgage Corp.	2.500	05/01/51	31,965	26,327,320
Federal Home Loan Mortgage Corp.	2.500	07/01/51	36,545	30,071,842
Federal Home Loan Mortgage Corp.	2.500	07/01/51	96,561	79,216,361
Federal Home Loan Mortgage Corp.	2.500	08/01/51	56,219	46,247,618
Federal Home Loan Mortgage Corp.	2.500	08/01/51	66,818	55,631,875
Federal Home Loan Mortgage Corp.	2.500	09/01/51	37,547	30,880,828
Federal Home Loan Mortgage Corp.	2.500	10/01/51	3,196	2,645,865
Federal Home Loan Mortgage Corp.	2.500	11/01/51	13,190	10,838,659
Federal Home Loan Mortgage Corp.	2.500	12/01/51	24,437	20,090,269
Federal Home Loan Mortgage Corp.	2.500	01/01/52	39,116	32,512,176
Federal Home Loan Mortgage Corp.	2.500	02/01/52	401	335,163
Federal Home Loan Mortgage Corp.	2.500	02/01/52	14,083	11,744,876
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,412	1,976,458
Federal Home Loan Mortgage Corp.	2.500	04/01/52	44,262	36,976,438
Federal Home Loan Mortgage Corp.	3.000	05/01/51	4,809	4,130,986
Federal Home Loan Mortgage Corp.	3.000	06/01/51	10,366	8,904,278
Federal Home Loan Mortgage Corp.	3.000	07/01/51	14,438	12,576,634
Federal Home Loan Mortgage Corp.	3.000	07/01/51	34,357	29,500,823
Federal Home Loan Mortgage Corp.	3.000	08/01/51	1,120	957,694
Federal Home Loan Mortgage Corp.	3.000	09/01/51	11,145	9,565,707
Federal Home Loan Mortgage Corp.	3.000	11/01/51	1,487	1,278,286
Federal Home Loan Mortgage Corp.	3.000	11/01/51	6,592	5,648,880
Federal Home Loan Mortgage Corp.	3.000	12/01/51	1,958	1,685,454
Federal Home Loan Mortgage Corp.	3.000	01/01/52	37,256	31,880,886
Federal Home Loan Mortgage Corp.	3.000	02/01/52	1,695	1,454,590
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,978	2,552,184
Federal Home Loan Mortgage Corp.	3.000	02/01/52	95,205	81,582,119
Federal Home Loan Mortgage Corp.	3.000	04/01/52	2,054	1,758,129
Federal Home Loan Mortgage Corp.	3.000	06/01/52	47,532	41,309,576
Federal Home Loan Mortgage Corp.	3.000	06/01/52	51,545	44,857,076
Federal Home Loan Mortgage Corp.	3.500	02/01/47	538	488,922
Federal Home Loan Mortgage Corp.	3.500	09/01/51	3,171	2,824,982
Federal Home Loan Mortgage Corp.	3.500	01/01/52	8,686	7,737,416
Federal Home Loan Mortgage Corp.	3.500	02/01/52	6,093	5,440,997
Federal Home Loan Mortgage Corp.	3.500	03/01/52	59,185	52,872,027
Federal Home Loan Mortgage Corp.	3.500	04/01/52	48,552	43,104,011
Federal Home Loan Mortgage Corp.	3.500	05/01/52	117,828	104,602,715
Federal Home Loan Mortgage Corp.	4.000	10/01/51	1,873	1,721,296
Federal Home Loan Mortgage Corp.	4.000	02/20/52	2,600	2,388,969
Federal Home Loan Mortgage Corp.	4.000	05/01/52	86,681	79,419,920
Federal Home Loan Mortgage Corp.	4.500	11/01/48	2,624	2,512,243
Federal Home Loan Mortgage Corp.	4.500	06/01/52	3,741	3,539,510
Federal Home Loan Mortgage Corp.	5.000	01/01/39	23	23,162
Federal Home Loan Mortgage Corp.	5.000	02/01/42	6,692	6,653,210
Federal Home Loan Mortgage Corp.	5.000	07/01/52	8,155	7,897,365
Federal Home Loan Mortgage Corp.	5.000	08/01/52	39,886	38,800,129
Federal Home Loan Mortgage Corp.	5.000	11/01/55	8,811	8,506,918
Federal Home Loan Mortgage Corp.	5.000	01/01/56	31,807	30,709,924
Federal Home Loan Mortgage Corp.	5.000	02/01/56	414,396	400,071,014
Federal Home Loan Mortgage Corp.	5.500	06/01/31	—(r)	130
Federal Home Loan Mortgage Corp.	5.500	10/01/33	95	96,378
Federal Home Loan Mortgage Corp.	5.500	07/01/34	1	1,261
Federal Home Loan Mortgage Corp.	5.500	10/01/52	43,968	43,858,185
Federal Home Loan Mortgage Corp.	5.500	11/01/52	272,870	272,460,360
Federal Home Loan Mortgage Corp.	5.500	01/01/55	181,300	179,574,879
Federal Home Loan Mortgage Corp.	5.500	10/01/55	17,068	16,905,519
Federal Home Loan Mortgage Corp.	5.500	11/01/55	130,040	128,801,507

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	5.500%	02/01/56	158,227	$156,719,364
Federal Home Loan Mortgage Corp.	5.500	05/01/56	14,510	14,371,747
Federal Home Loan Mortgage Corp.	6.000	12/01/32	2	2,203
Federal Home Loan Mortgage Corp.	6.000	02/01/33	2	1,999
Federal Home Loan Mortgage Corp.	6.000	11/01/33	12	12,139
Federal Home Loan Mortgage Corp.	6.000	01/01/34	12	11,889
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	560
Federal Home Loan Mortgage Corp.	6.000	11/01/52	5,217	5,314,130
Federal Home Loan Mortgage Corp.	6.000	12/01/52	7,774	7,883,144
Federal Home Loan Mortgage Corp.	6.000	03/01/53	20,090	20,423,483
Federal Home Loan Mortgage Corp.	6.000	04/01/53	19,316	19,651,150
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	25,297	27,584,354
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	269
Federal Home Loan Mortgage Corp.	6.500	08/01/32	—(r)	509
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	635
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	854
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	1,553
Federal Home Loan Mortgage Corp.	6.500	09/01/32	4	3,967
Federal Home Loan Mortgage Corp.	6.500	11/01/33	15	15,036
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	47,678	52,231,548
Federal Home Loan Mortgage Corp.	7.000	09/01/32	16	16,384
Federal Home Loan Mortgage Corp.	7.000	01/01/53	437	457,855
Federal Home Loan Mortgage Corp.	7.000	05/01/53	550	576,672
Federal Home Loan Mortgage Corp.	7.000	06/01/53	473	495,142
Federal Home Loan Mortgage Corp., MTN	2.054(s)	11/15/38	1,480	784,566
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.461%, Floor 4.382%)	4.382(c)	01/01/28	—(r)	214
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.405%, Floor 3.032%)	4.276(c)	05/01/36	2	1,737
Enterprise 11th District COFI Institutional Replacement Index + 1.256% (Cap 12.829%, Floor 2.961%)	4.312(c)	05/01/36	—(r)	340

Federal National Mortgage Assoc.	1.500	10/01/50	3,680	2,743,988
Federal National Mortgage Assoc.	1.500	12/01/50	56,391	42,042,661
Federal National Mortgage Assoc.	1.500	01/01/51	20,698	15,450,926
Federal National Mortgage Assoc.	2.000	06/01/50	80,174	63,302,710
Federal National Mortgage Assoc.	2.000	07/01/50	1,872	1,476,757
Federal National Mortgage Assoc.	2.000	08/01/50	20,420	16,070,382
Federal National Mortgage Assoc.	2.000	10/01/50	16,033	12,655,166
Federal National Mortgage Assoc.	2.000	11/01/50	49,750	39,253,447
Federal National Mortgage Assoc.	2.000	12/01/50	44,310	34,894,431
Federal National Mortgage Assoc.	2.000	01/01/51	37,242	29,327,992
Federal National Mortgage Assoc.	2.000	02/01/51	16,764	13,191,845
Federal National Mortgage Assoc.	2.000	03/01/51	1,656	1,303,298
Federal National Mortgage Assoc.	2.000	04/01/51	38,785	30,515,217
Federal National Mortgage Assoc.	2.500	02/01/51	14,562	12,007,165
Federal National Mortgage Assoc.	2.500	03/01/51	77,029	63,541,692
Federal National Mortgage Assoc.	2.500	06/01/51	5,652	4,718,556
Federal National Mortgage Assoc.	2.500	09/01/51	19,480	16,014,012
Federal National Mortgage Assoc.	2.500	10/01/51	8,769	7,200,655
Federal National Mortgage Assoc.	2.500	10/01/51	83,397	68,470,607
Federal National Mortgage Assoc.	2.500	11/01/51	56,908	46,746,603
Federal National Mortgage Assoc.	2.500	12/01/51	2,104	1,732,264
Federal National Mortgage Assoc.	2.500	12/01/51	14,240	11,714,512
Federal National Mortgage Assoc.	2.500	02/01/52	6,156	5,132,288
Federal National Mortgage Assoc.	2.500	03/01/52	3,277	2,687,499
Federal National Mortgage Assoc.	2.500	03/01/52	54,283	45,340,946
Federal National Mortgage Assoc.	2.500	09/01/52	776	636,109
Federal National Mortgage Assoc.	3.000	09/01/50	26,246	22,599,397
Federal National Mortgage Assoc.	3.000	04/01/51	4,381	3,764,402
Federal National Mortgage Assoc.	3.000	05/01/51	24,286	20,893,275
Federal National Mortgage Assoc.	3.000	06/01/51	10,951	9,386,184
Federal National Mortgage Assoc.	3.000	07/01/51	98,743	84,907,359

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	08/01/51	10,286	$8,831,898
Federal National Mortgage Assoc.	3.000	10/01/51	1,174	1,007,261
Federal National Mortgage Assoc.	3.000	11/01/51	3,618	3,110,441
Federal National Mortgage Assoc.	3.000	11/01/51	6,215	5,355,941
Federal National Mortgage Assoc.	3.000	12/01/51	148	126,892
Federal National Mortgage Assoc.	3.000	12/01/51	266	227,982
Federal National Mortgage Assoc.	3.000	12/01/51	3,871	3,334,101
Federal National Mortgage Assoc.	3.000	01/01/52	202	173,578
Federal National Mortgage Assoc.	3.000	01/01/52	379	324,267
Federal National Mortgage Assoc.	3.000	01/01/52	11,524	9,951,794
Federal National Mortgage Assoc.	3.000	01/01/52	122,708	105,041,526
Federal National Mortgage Assoc.	3.000	02/01/52	563	482,371
Federal National Mortgage Assoc.	3.000	02/01/52	115,156	99,114,958
Federal National Mortgage Assoc.	3.000	02/01/52	155,427	133,185,949
Federal National Mortgage Assoc.	3.000	03/01/52	337,185	289,343,340
Federal National Mortgage Assoc.	3.000	04/01/52	5,513	4,725,273
Federal National Mortgage Assoc.	3.000	05/01/52	849	726,438
Federal National Mortgage Assoc.	3.000	07/01/52	1,257	1,079,090
Federal National Mortgage Assoc.	3.000	07/01/52	5,200	4,464,335
Federal National Mortgage Assoc.	3.500	TBA	22,500	19,942,383
Federal National Mortgage Assoc.	3.500	12/01/42	3,057	2,841,050
Federal National Mortgage Assoc.	3.500	02/01/50	35	31,215
Federal National Mortgage Assoc.	3.500	03/01/50	14,308	12,814,064
Federal National Mortgage Assoc.	3.500	09/01/50	326	292,097
Federal National Mortgage Assoc.	3.500	10/01/51	18,601	16,582,102
Federal National Mortgage Assoc.	3.500	12/01/51	1,978	1,757,061
Federal National Mortgage Assoc.	3.500	01/01/52	13,950	12,457,531
Federal National Mortgage Assoc.	3.500	02/01/52	5,139	4,595,374
Federal National Mortgage Assoc.	3.500	03/01/52	23,956	21,445,877
Federal National Mortgage Assoc.	3.500	05/01/52	8,956	8,042,426
Federal National Mortgage Assoc.	3.500	05/01/52	13,592	12,065,952
Federal National Mortgage Assoc.	4.000	12/01/40	89	84,545
Federal National Mortgage Assoc.	4.000	04/01/52	25,680	23,652,176
Federal National Mortgage Assoc.	4.000	04/01/52	27,193	24,844,408
Federal National Mortgage Assoc.	4.000	05/01/52	36,887	33,796,889
Federal National Mortgage Assoc.	4.000	06/01/52	3,078	2,822,072
Federal National Mortgage Assoc.	4.000	04/01/53	25,430	23,349,935
Federal National Mortgage Assoc.	4.500	02/01/33	1	1,186
Federal National Mortgage Assoc.	4.500	08/01/33	2	1,667
Federal National Mortgage Assoc.	4.500	07/01/41	1,855	1,802,350
Federal National Mortgage Assoc.	4.500	10/01/44	9,313	9,026,906
Federal National Mortgage Assoc.	4.500	09/01/46	3,875	3,737,656
Federal National Mortgage Assoc.	5.000	03/01/34	167	165,712
Federal National Mortgage Assoc.	5.000	07/01/39	1,323	1,313,590
Federal National Mortgage Assoc.	5.000	07/01/40	340	337,972
Federal National Mortgage Assoc.	5.000	09/01/44	28,994	28,751,396
Federal National Mortgage Assoc.	5.000	07/01/52	17,998	17,526,259
Federal National Mortgage Assoc.	5.000	08/01/52	117,481	114,281,473
Federal National Mortgage Assoc.	5.000	07/01/54	1,754	1,695,559
Federal National Mortgage Assoc.	5.000	02/01/56	77,115	74,449,640
Federal National Mortgage Assoc.	5.500	TBA	845,000	834,962,127
Federal National Mortgage Assoc.	5.500	07/01/33	8	8,155
Federal National Mortgage Assoc.	5.500	08/01/33	—(r)	103
Federal National Mortgage Assoc.	5.500	10/01/33	12	11,554
Federal National Mortgage Assoc.	5.500	11/01/33	2	2,402
Federal National Mortgage Assoc.	5.500	04/01/34	1	1,252
Federal National Mortgage Assoc.	5.500	04/01/34	6	6,204
Federal National Mortgage Assoc.	5.500	04/01/34	41	41,282
Federal National Mortgage Assoc.	5.500	05/01/34	9	9,309
Federal National Mortgage Assoc.	5.500	03/01/35	282	283,800
Federal National Mortgage Assoc.	5.500	10/01/52	13,467	13,433,553
Federal National Mortgage Assoc.	5.500	11/01/52	27,280	27,281,178
Federal National Mortgage Assoc.	5.500	12/01/54	162,819	161,423,338

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.500%	08/01/55	11,115	$11,008,752
Federal National Mortgage Assoc.	5.500	09/01/55	40,932	40,542,314
Federal National Mortgage Assoc.	5.500	10/01/55	29,711	29,428,272
Federal National Mortgage Assoc.	5.500	11/01/55	243,373	241,054,753
Federal National Mortgage Assoc.	5.500	12/01/55	37,432	37,074,969
Federal National Mortgage Assoc.	5.500	03/01/56	4,568	4,524,182
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	37
Federal National Mortgage Assoc.	6.000	11/01/32	1	1,063
Federal National Mortgage Assoc.	6.000	03/01/33	1	552
Federal National Mortgage Assoc.	6.000	10/01/33	2	1,662
Federal National Mortgage Assoc.	6.000	11/01/33	27	27,641
Federal National Mortgage Assoc.	6.000	02/01/34	37	37,680
Federal National Mortgage Assoc.	6.000	11/01/34	10	10,191
Federal National Mortgage Assoc.	6.000	11/01/34	13	13,018
Federal National Mortgage Assoc.	6.000	04/01/36	1	812
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,153
Federal National Mortgage Assoc.	6.000	04/01/36	4	3,649
Federal National Mortgage Assoc.	6.000	06/01/37	4	4,154
Federal National Mortgage Assoc.	6.000	10/01/52	26,098	26,587,058
Federal National Mortgage Assoc.	6.000	11/01/52	47,752	48,647,011
Federal National Mortgage Assoc.	6.000	12/01/52	51,746	52,748,516
Federal National Mortgage Assoc.	6.000	04/01/53	14,433	14,691,256
Federal National Mortgage Assoc.	6.000	08/01/53	13,343	13,557,152
Federal National Mortgage Assoc.	6.000	06/01/55	40,840	41,326,094
Federal National Mortgage Assoc.	6.500	07/01/32	2	1,769
Federal National Mortgage Assoc.	6.500	08/01/32	3	3,295
Federal National Mortgage Assoc.	6.500	09/01/32	1	532
Federal National Mortgage Assoc.	6.500	09/01/32	13	12,953
Federal National Mortgage Assoc.	6.500	09/01/32	13	13,281
Federal National Mortgage Assoc.	6.500	09/01/32	15	15,640
Federal National Mortgage Assoc.	6.500	10/01/32	6	6,558
Federal National Mortgage Assoc.	6.500	04/01/33	11	11,710
Federal National Mortgage Assoc.	6.625	11/15/30	30,000	32,544,062
Federal National Mortgage Assoc.	7.000	05/01/32	4	4,434
Federal National Mortgage Assoc.	7.000	06/01/32	2	1,666
Federal National Mortgage Assoc.	7.000	01/01/53	521	545,340
Federal National Mortgage Assoc.	7.000	02/01/53	437	457,751
Federal National Mortgage Assoc.	7.000	03/01/53	1,781	1,865,261
Federal National Mortgage Assoc.	7.000	06/01/53	421	440,846
Freddie Mac Coupon Strips	4.518(s)	07/15/32	1,913	1,434,767
Freddie Mac Strips	4.634(s)	07/15/32	4,205	3,182,832
Government National Mortgage Assoc.	2.500	03/20/51	—(r)	—
Government National Mortgage Assoc.	3.000	01/15/45	46	39,930
Government National Mortgage Assoc.	3.000	03/15/45	11	9,194
Government National Mortgage Assoc.	3.000	03/15/45	99	86,413
Government National Mortgage Assoc.	3.000	05/20/51	5,678	4,932,541
Government National Mortgage Assoc.	3.500	10/15/40	37	33,723
Government National Mortgage Assoc.	3.500	03/20/47	3,299	2,967,225
Government National Mortgage Assoc.	3.500	07/20/47	10,706	9,620,234
Government National Mortgage Assoc.	3.500	10/20/47	7,693	6,857,685
Government National Mortgage Assoc.	3.500	12/20/47	2,877	2,592,865
Government National Mortgage Assoc.	3.500	11/20/51	2,273	2,027,834
Government National Mortgage Assoc.	3.500	12/20/51	172,691	154,073,733
Government National Mortgage Assoc.	3.500	01/20/52	83,253	74,187,520
Government National Mortgage Assoc.	3.500	03/20/52	56,301	50,579,676
Government National Mortgage Assoc.	3.500	04/20/52	92,174	81,984,889
Government National Mortgage Assoc.	4.000	11/20/48	251	231,619
Government National Mortgage Assoc.	4.000	03/20/52	6,534	5,998,315
Government National Mortgage Assoc.	4.000	06/20/52	7,450	6,869,707
Government National Mortgage Assoc.	4.000	08/20/52	27,284	24,952,121
Government National Mortgage Assoc.	4.500	02/20/41	665	643,274
Government National Mortgage Assoc.	4.500	07/20/52	70,920	67,134,506
Government National Mortgage Assoc.	4.500	08/20/52	8,695	8,223,150

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.500%	09/20/52	6,351	$6,020,145
Government National Mortgage Assoc.	5.000	08/20/39	197	195,581
Government National Mortgage Assoc.	5.000	09/20/52	63,487	61,871,959
Government National Mortgage Assoc.	5.000	11/20/54	83,850	81,467,283
Government National Mortgage Assoc.	5.500	09/20/52	3,809	3,822,077
Government National Mortgage Assoc.	5.500	10/20/52	19,121	19,178,735
Government National Mortgage Assoc.	5.500	11/20/52	52,282	52,423,744
Government National Mortgage Assoc.	5.500	04/20/55	20,631	20,531,633
Government National Mortgage Assoc.	6.000	01/15/33	8	8,219
Government National Mortgage Assoc.	6.000	03/15/33	1	1,514
Government National Mortgage Assoc.	6.000	05/15/33	3	3,059
Government National Mortgage Assoc.	6.000	06/15/33	1	1,309
Government National Mortgage Assoc.	6.000	12/15/33	9	9,320
Government National Mortgage Assoc.	6.000	12/20/52	17,235	17,659,419
Government National Mortgage Assoc.	6.000	01/20/53	6,568	6,706,674
Government National Mortgage Assoc.	6.000	02/20/53	23,866	24,449,819
Government National Mortgage Assoc.	6.000	06/20/53	4,015	4,110,285
Government National Mortgage Assoc.	6.500	09/15/32	12	11,956
Government National Mortgage Assoc.	6.500	09/15/32	19	19,848
Government National Mortgage Assoc.	6.500	11/15/33	12	12,295
Government National Mortgage Assoc.	6.500	11/15/33	38	38,151
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	78
Government National Mortgage Assoc.	6.500	03/20/54	6,633	6,874,122
Government National Mortgage Assoc.	7.000	09/20/53	1,163	1,209,156
Government National Mortgage Assoc.	7.000	10/20/53	1,367	1,424,474
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	93
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	52
Government National Mortgage Assoc.	8.500	08/20/30	—(r)	427
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	484,559
Resolution Funding Corp. Interest Strips, Bonds	2.508(s)	01/15/30	1,250	1,073,931
Resolution Funding Corp. Interest Strips, Bonds	3.599(s)	04/15/30	18,610	15,752,411
Resolution Funding Corp. Principal Strips, Bonds	4.848(s)	01/15/30	2,900	2,487,151
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	852,981
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	555	267,233
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,784,684
Tennessee Valley Authority Generic Strips, Bonds	4.951(s)	07/15/35	13,972	8,562,739
Tennessee Valley Authority Principal Strips, Bonds	3.037(s)	05/01/30	5,174	4,349,467
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	826,582
U.S. International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,119	1,969,605
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	4,945	4,556,032

U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	982	949,827
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	5,028	4,712,228

Total U.S. Government Agency Obligations (cost $7,169,851,850)				7,048,004,407
U.S. Treasury Obligations 20.5%
U.S. Treasury Bonds	1.375	08/15/50	660,000	305,971,875
U.S. Treasury Bonds(k)	1.625	11/15/50	1,145,000	566,596,094
U.S. Treasury Bonds	1.875	02/15/51	664,760	350,037,688
U.S. Treasury Bonds	2.375	02/15/42	31,085	21,788,642
U.S. Treasury Bonds	2.375	05/15/51	757,870	449,748,478
U.S. Treasury Bonds	2.500	02/15/45	119,645	80,180,845
U.S. Treasury Bonds	2.500	02/15/46	100,000	65,859,375
U.S. Treasury Bonds	2.875	05/15/43	291,315	214,617,223
U.S. Treasury Bonds	2.875	05/15/49	187,000	126,487,969
U.S. Treasury Bonds	2.875	05/15/52	444,130	291,876,684
U.S. Treasury Bonds	3.000	11/15/44	208,810	152,920,698
U.S. Treasury Bonds	3.000	02/15/49	1,000	694,688
U.S. Treasury Bonds	3.125	08/15/44	162,680	121,984,581
U.S. Treasury Bonds	3.250	05/15/42	90,665	71,823,680
U.S. Treasury Bonds	4.000	11/15/42	30,330	26,339,709

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Bonds	4.000%	11/15/52	315,545	$257,070,567
U.S. Treasury Bonds(k)	4.125	08/15/44	681,975	592,146,106
U.S. Treasury Bonds	4.375	08/15/43	100,000	90,421,875
U.S. Treasury Bonds	4.500	02/15/44	590,860	540,821,544
U.S. Treasury Bonds(h)	4.625	05/15/44	1,312,835	1,218,885,245
U.S. Treasury Bonds	4.625	11/15/44	491,245	454,862,167
U.S. Treasury Bonds	4.750	11/15/43	374,515	354,267,783
U.S. Treasury Bonds	4.750	05/15/55	20,850	19,253,672
U.S. Treasury Notes	2.750	08/15/32	116,170	105,460,578
U.S. Treasury Notes	3.375	11/30/27	350,055	346,239,947
U.S. Treasury Notes	3.375	02/29/28	85,000	83,887,695
U.S. Treasury Notes	3.500	01/31/28	80,835	79,966,655
U.S. Treasury Notes	3.500	01/15/29	295	289,446
U.S. Treasury Notes	3.500	02/15/29	225	220,606
U.S. Treasury Notes	3.750	11/30/32	838,790	803,272,486
U.S. Treasury Notes	3.750	02/28/33	296,070	282,955,024
U.S. Treasury Notes	3.875	03/31/28	85,000	84,482,031
U.S. Treasury Notes	3.875	04/15/29	2,835	2,802,885
U.S. Treasury Notes	3.875	05/15/29	5,925	5,856,029
U.S. Treasury Notes	3.875	08/31/32	181,135	175,106,601
U.S. Treasury Notes	3.875	12/31/32	532,110	512,862,584
U.S. Treasury Notes(h)	4.000	01/31/33	1,324,225	1,284,601,705
U.S. Treasury Notes	4.375	07/31/31	122,885	122,616,189
U.S. Treasury Notes	4.375	07/31/33	102,415	101,254,830
U.S. Treasury Notes	4.375	05/15/36	75	73,043
U.S. Treasury Strips Coupon(k)	2.364(s)	05/15/45	32,250	11,523,151
U.S. Treasury Strips Coupon(k)	2.389(s)	05/15/43	13,155	5,310,549
U.S. Treasury Strips Coupon(k)	2.747(s)	05/15/41	34,005	15,605,363
U.S. Treasury Strips Coupon(k)	3.146(s)	11/15/43	74,569	29,129,185
U.S. Treasury Strips Coupon(k)	3.165(s)	08/15/41	33,805	15,264,950
U.S. Treasury Strips Coupon(k)	3.247(s)	08/15/44	135,110	50,449,208
U.S. Treasury Strips Coupon(k)	3.679(s)	05/15/44	133,725	50,679,399
U.S. Treasury Strips Coupon(k)	3.826(s)	11/15/44	49,085	18,058,656
U.S. Treasury Strips Coupon(k)	4.024(s)	02/15/45	81,550	29,577,820
U.S. Treasury Strips Coupon(k)	4.156(s)	08/15/42	57,675	24,388,640
U.S. Treasury Strips Coupon(k)	4.335(s)	08/15/51	50,000	12,782,996
U.S. Treasury Strips Coupon(k)	4.349(s)	02/15/43	2,100	860,927
U.S. Treasury Strips Coupon(k)	4.369(s)	05/15/42	18,020	7,753,814
U.S. Treasury Strips Coupon(k)	4.415(s)	08/15/45	62,525	22,005,649
U.S. Treasury Strips Coupon(k)	4.454(s)	08/15/43	67,960	26,980,354
U.S. Treasury Strips Coupon(k)	4.500(s)	05/15/46	23,485	7,931,928
U.S. Treasury Strips Coupon(k)	4.522(s)	11/15/45	76,475	26,535,041
U.S. Treasury Strips Coupon(h)(k)	4.531(s)	11/15/41	160,330	71,250,001
U.S. Treasury Strips Coupon(k)	4.568(s)	11/15/42	12,510	5,212,837
U.S. Treasury Strips Coupon(k)	4.608(s)	11/15/48	6,925	2,044,129
U.S. Treasury Strips Coupon(k)	4.685(s)	08/15/40	10,470	5,057,594
U.S. Treasury Strips Coupon(k)	4.700(s)	02/15/41	40,230	18,759,527
U.S. Treasury Strips Coupon(k)	4.817(s)	02/15/42	37,730	16,484,779
U.S. Treasury Strips Coupon(k)	4.920(s)	08/15/48	25,990	7,776,864
U.S. Treasury Strips Coupon(k)	4.924(s)	02/15/49	19,925	5,804,775

Total U.S. Treasury Obligations (cost $11,722,058,789)				10,853,833,658

	Shares
Affiliated Exchange-Traded Funds 1.7%
Fixed Income
PGIM Active High Yield Bond ETF	500,000	17,270,000

PGIM Corporate Bond 0-5 Year ETF	8,125,000	403,692,250

PGIM Corporate Bond 10+ Year ETF	1,000,000	47,528,500

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Affiliated Exchange-Traded Funds (Continued)
Fixed Income (cont’d.)

PGIM Corporate Bond 5-10 Year ETF	9,175,000	$449,705,285

Total Affiliated Exchange-Traded Funds (cost $944,525,602)(wa)		918,196,035
Common Stocks 0.2%
Chemicals 0.0%
TPC Group, Inc.*(x)	353,022	6,942,884
Containers & Packaging 0.0%
Ardagh Holdings SA (Luxembourg)*	177	1,062
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	791,890	171,840
Oil, Gas & Consumable Fuels 0.1%
Expand Energy Corp.	450,899	42,398,033
Pharmaceuticals 0.0%
Endo, Inc. (Class A1 Stock), 144A^	149	—
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	1,695,385	47,894,626

Total Common Stocks (cost $10,997,536)		97,408,445
Preferred Stocks 0.1%
Banks 0.0%
Citigroup Capital XIII, 10.475%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40	16,275	444,796
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 09/15/26(oo)	315,000	6,681,150
Consumer Staples Distribution & Retail 0.1%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	7,596	60,731,643
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	110,440	1,469,161

Total Preferred Stocks (cost $84,635,285)		69,326,750
Option Purchased*~ 0.0%
(cost $426,877)		411,538

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 101.3% (cost $55,715,478,435)		53,777,140,955
Options Written*~ (0.0)%
(premiums received $1,335,560)		(207,206)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 101.3% (cost $55,714,142,875)		53,776,933,749

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 2.1%
Affiliated Mutual Funds 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wa)	652,603,892	$652,603,892
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $459,264,345; includes $457,560,346 of cash collateral for securities on loan)(b)(wa)	459,635,030	459,267,322

Total Affiliated Mutual Funds (cost $1,111,868,237)		1,111,871,214
Options Purchased*~ 0.0%
(cost $9,758,369)		18,657,049

Total Short-Term Investments (cost $1,121,626,606)		1,130,528,263

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 103.4% (cost $56,835,769,481)		54,907,462,012
Options Written*~ (0.0)%
(premiums received $9,693,885)		(21,248,703)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 103.4% (cost $56,826,075,596)		54,886,213,309
Liabilities in excess of other assets(z) (3.4)%		(1,812,880,987)

Net Assets 100.0%		$53,073,332,322

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Chinese Renminbi
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
ACE—Adjusted Current Earnings
AID—Agency for International Development
BABs—Build America Bonds
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CACI—Credit Agricole Corporate and Investment Bank SA
CGM—Citigroup Global Markets, Inc.
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CME—Chicago Mercantile Exchange
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CORRA—Canadian Overnight Repo Rate Average
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSC—Morgan Stanley & Co. LLC
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
NSA—Non-Seasonally Adjusted
OBX—Oslo Stock Exchange
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PO—Principal Only
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
TONAR—Tokyo Overnight Average Rate
UBS—UBS Securities LLC
ZARONIA—South African Overnight Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,065,240,984 and 2.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $446,996,158; cash collateral of $457,560,346 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class G, 144A, 3.100%(cc), 05/15/35	05/09/18	$35,678,061	$30,879,143	0.1%

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
20 Times Square Trust, Series 2018-20TS, Class H, 144A, 3.100%(cc), 05/15/35	05/09/18	$35,625,556	$30,061,775	0.0%
Aethon IV Newco LLCSr. Unsec’d. Notes, 0.000%(cc), 09/30/31^	07/14/26	31,700,000	31,700,000	0.1
Carvana Co., Sr. Sec’d. Notes, 144A, 9.000%, 06/01/30	08/23/24-11/07/24	56,838,882	55,123,244	0.1
Carvana Co., Sr. Sec’d. Notes, 144A, 9.000%, 06/01/31	09/06/24-01/27/26	32,721,714	31,839,600	0.1
Diamond Sports Group LLC*	01/02/25	2,073,338	171,840	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c), 05/31/26^(d)	05/18/21	196,471,029	174,859,216	0.3
TPC Group, Inc.*	12/15/22	3,824,873	6,942,884	0.0
Total		$394,933,453	$361,577,702	0.7%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at July 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date (cost $7,933,333)^	7,933	$7,901,356	$—	$(31,977)
CloudHQ VA B2 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $8,790,692)^	8,791	8,733,380	—	(57,312)
CloudHQ VA B2, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $8,728,109)^	8,728	8,692,929	—	(35,180)
CloudHQ VA B3 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $5,155,145)^	5,155	5,103,594	—	(51,551)
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $9,701,692)^	9,702	9,604,675	—	(97,017)
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 05/31/32 (cost $1,113,117)^	1,119	1,118,572	5,455	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 06/09/32 (cost $1,661,490)^	1,678	1,677,857	16,367	—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $10,590,000)^	10,590	10,590,000	—	—
Dukes Education Group Ltd., Acquisition/Capex Facility 6, 1.000%, Maturity Date 11/27/28 (cost $9,971,598)^	7,847	10,575,754	604,156	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $10,297,566)^	10,298	10,297,566	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $24,899,751)^	24,900	24,899,751	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $15,446,351)^	15,446	15,446,351	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $37,349,636)^	37,350	37,349,636	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $34,757,267)^	34,841	34,530,853	—	(226,414)
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/32 (cost $56,229,892)^	56,833	55,513,742	—	(716,150)
Vantage Oracle WI, Delayed Draw Term Loan, 0.000%, Maturity Date 07/14/30 (cost $38,015,512)^	38,016	38,015,512	—	—
		$280,051,528	$625,978	$(1,215,601)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	322,645	$411,538
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		95,301	—
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		199,757	176,986
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		249,433	226,046
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		124,717	113,023
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.484%	2.80%(A)	EUR	373,565	644,107
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.484%	10.29%(A)	EUR	373,565	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.660%	3.82%(T)		550,810	3,018,117
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.660%	11.07%(T)		550,810	1,813

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)	549,400	$10,381,350
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.660%	8.19%(A)	549,400	666
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)	95,301	1,256,580
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$107.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	169,120	1,087,102
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$106.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	169,120	1,250,341
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.55%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	186,390	229,632
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	376,630	271,286
Total Options Purchased (cost $10,185,246)								$19,068,587
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%		—		242,829	$(16,234)
(premiums received $1,335,560)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.484%	1.74%(A)	EUR	322,645	$(190,972)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		95,301	—
CDX.NA.IG.46.V1, 06/20/31	Call	DB	09/16/26	0.48%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		186,390	(29,720)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	747,130	(181,558)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.660%		1,101,620	(3,139,834)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		549,400	(7,552,837)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		549,400	(5,708,190)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		95,301	(2,102,645)
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$105.50	5.00%(Q)	CDX.NA.HY.46.V2(Q)		253,670	(750,264)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$102.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		169,120	(391,868)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		169,120	(654,696)

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.68%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	372,780	$(143,446)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	753,260	(244,217)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	199,757	(47,969)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	0.88%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	249,433	(219,939)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	1.00%	1.00%(Q)	CDX.NA.IG.46.V1(Q)	124,717	(81,520)
Total OTC Swaptions (premiums received $9,693,885)								$(21,439,675)
Total Options Written (premiums received $11,029,445)								$(21,455,909)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2026		Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1, 06/20/31	Put	08/19/26	$100.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	2,500,000		$108,375		$(1,891,625)
CDX.NA.HY.46.V2, 06/20/31	Put	08/19/26	$100.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	25,000		108,375		(2,030,500)
CDX.NA.HY.46.V2, 06/20/31	Put	10/21/26	$100.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	500,000		762,404		(571,572)
Total Centrally Cleared Swaptions (cost $5,472,851)							$979,154		$(4,493,697)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at July 31, 2026		Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V1, 06/20/31	Call	08/19/26	$100.00	CDX.NA.HY.46.V1(Q)	5.00%(Q)	2,500,000		$(157,723,680)		$326,320
CDX.NA.HY.46.V2, 06/20/31	Call	08/19/26	$100.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	25,000		(181,244,874)		1,100,642
CDX.NA.HY.46.V2, 06/20/31	Call	10/21/26	$100.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	500,000		(32,882,104)		867,986
Total Centrally Cleared Swaptions (premiums received $374,145,606)							$(371,850,658)		$2,294,948

Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
12,841	2 Year U.S. Treasury Notes	Sep. 2026	$2,640,229,997	$(8,527,754)
36,292	5 Year U.S. Treasury Notes	Sep. 2026	3,846,101,316	(24,855,270)
1,760	10 Year Australian Treasury Bonds	Sep. 2026	133,900,508	251,388
9,971	10 Year U.S. Treasury Notes	Sep. 2026	1,076,868,000	(16,878,831)
28,720	10 Year U.S. Ultra Treasury Notes	Sep. 2026	3,150,673,894	(38,713,591)
1,711	20 Year U.S. Treasury Bonds	Sep. 2026	185,322,688	(2,297,671)
				(91,021,729)
Short Positions:
4,984	30 Day Federal Funds	Sep. 2026	2,001,443,769	(1,772,600)
3,445	3 Month CME SOFR	Sep. 2026	829,814,375	(467,785)
3,317	5 Year Euro-Bobl	Sep. 2026	435,437,835	3,600,864
396	10 Year Euro-Bund	Sep. 2026	56,788,671	762,326

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Futures contracts outstanding at July 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
4,501	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	$493,703,438	$16,841,528
1,784	Euro Schatz Index	Sep. 2026	216,944,093	903,572
				19,867,905
				$(71,153,824)
Bond forward contracts outstanding at July 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
3.625%, 02/15/44	CITI	01/25/27	200,000	$81.91	$163,826,888	$162,409,800	$—	$(1,417,088)
4.500%, 02/15/44	JPM	01/13/27	245,460	$93.48	229,458,052	223,861,238	—	(5,596,814)
4.625%, 05/15/44	CITI	01/14/27	95,175	$94.82	90,240,142	88,032,782	—	(2,207,360)
					$483,525,082	$474,303,820	$—	$(9,221,262)
Forward foreign currency exchange contracts outstanding at July 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/22/26	TD	EUR	37,945	$43,424,403	$43,900,486	$476,083	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/22/26	DB	GBP	331,249	$447,003,433	$446,445,064	$558,369	$—
Euro,
Expiring 10/22/26	BARC	EUR	16,092	18,401,920	18,617,976	—	(216,056)
Expiring 10/22/26	BNY	EUR	1,160,553	1,335,573,281	1,342,692,549	—	(7,119,268)
Expiring 10/22/26	CACI	EUR	994,759	1,142,049,467	1,150,879,327	—	(8,829,860)
Expiring 10/22/26	HSBC	EUR	121,767	140,869,718	140,877,192	—	(7,474)
Expiring 10/22/26	SSB	EUR	1,160,553	1,334,948,904	1,342,692,550	—	(7,743,646)
				$4,418,846,723	$4,442,204,658	558,369	(23,916,304)
						$1,034,452	$(23,916,304)
Credit default swap agreements outstanding at July 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D02)	12/20/30	1.000%(Q)	8,000	$535,812	$186	$535,626	DB
Dominican Republic (D02)	12/20/30	1.000%(Q)	8,000	69,716	186	69,530	DB
Emirate of Abu Dhabi (D02)	12/20/30	1.000%(Q)	8,000	(221,902)	186	(222,088)	DB
Federal Republic of Nigeria (D02)	12/20/30	1.000%(Q)	8,000	408,472	186	408,286	DB
Federation of Malaysia (D02)	12/20/30	1.000%(Q)	8,000	(221,222)	186	(221,408)	DB
Federative Republic of Brazil (D02)	12/20/30	1.000%(Q)	36,000	171,654	837	170,817	DB

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Bahrain (D02)	12/20/30	1.000%(Q)	8,000	$589,199	$186	$589,013	DB
Kingdom of Morocco (D02)	12/20/30	1.000%(Q)	8,000	(93,734)	186	(93,920)	DB
Kingdom of Saudi Arabia (D02)	12/20/30	1.000%(Q)	36,000	(615,544)	837	(616,381)	DB
People’s Republic of China (D02)	12/20/30	1.000%(Q)	36,000	(963,828)	837	(964,665)	DB
Republic of Argentina (D02)	12/20/30	1.000%(Q)	8,000	1,087,905	186	1,087,719	DB
Republic of Chile (D02)	12/20/30	1.000%(Q)	16,000	(380,039)	372	(380,411)	DB
Republic of Colombia (D02)	12/20/30	1.000%(Q)	24,000	292,083	558	291,525	DB
Republic of Indonesia (D02)	12/20/30	1.000%(Q)	28,000	(163,875)	651	(164,526)	DB
Republic of Ivory Coast (D02)	12/20/30	1.000%(Q)	8,000	344,331	186	344,145	DB
Republic of Panama (D02)	12/20/30	1.000%(Q)	12,000	(77,806)	279	(78,085)	DB
Republic of Peru (D02)	12/20/30	1.000%(Q)	12,000	(215,194)	279	(215,473)	DB
Republic of Philippines (D02)	12/20/30	1.000%(Q)	12,000	(189,450)	279	(189,729)	DB
Republic of South Africa (D02)	12/20/30	1.000%(Q)	36,000	195,629	837	194,792	DB
Republic of Turkey (D02)	12/20/30	1.000%(Q)	36,000	1,646,267	837	1,645,430	DB
Sultanate of Oman (D02)	12/20/30	1.000%(Q)	8,000	(98,568)	186	(98,754)	DB
United Mexican States (D02)	12/20/30	1.000%(Q)	36,000	(340,958)	837	(341,795)	DB
Arab Republic of Egypt (D03)	12/20/30	1.000%(Q)	4,000	267,906	2,737	265,169	BOA
Dominican Republic (D03)	12/20/30	1.000%(Q)	4,000	34,858	2,737	32,121	BOA
Emirate of Abu Dhabi (D03)	12/20/30	1.000%(Q)	4,000	(110,951)	2,737	(113,688)	BOA
Federal Republic of Nigeria (D03)	12/20/30	1.000%(Q)	4,000	204,236	2,737	201,499	BOA
Federation of Malaysia (D03)	12/20/30	1.000%(Q)	4,000	(110,611)	2,737	(113,348)	BOA
Federative Republic of Brazil (D03)	12/20/30	1.000%(Q)	18,000	85,827	12,317	73,510	BOA
Kingdom of Bahrain (D03)	12/20/30	1.000%(Q)	4,000	294,599	2,737	291,862	BOA
Kingdom of Morocco (D03)	12/20/30	1.000%(Q)	4,000	(46,867)	2,737	(49,604)	BOA
Kingdom of Saudi Arabia (D03)	12/20/30	1.000%(Q)	18,000	(307,772)	12,317	(320,089)	BOA
People’s Republic of China (D03)	12/20/30	1.000%(Q)	18,000	(481,913)	12,317	(494,230)	BOA
Republic of Argentina (D03)	12/20/30	1.000%(Q)	4,000	543,953	2,737	541,216	BOA
Republic of Chile (D03)	12/20/30	1.000%(Q)	8,000	(190,020)	5,474	(195,494)	BOA
Republic of Colombia (D03)	12/20/30	1.000%(Q)	12,000	146,041	8,211	137,830	BOA
Republic of Indonesia (D03)	12/20/30	1.000%(Q)	14,000	(81,937)	9,580	(91,517)	BOA
Republic of Ivory Coast (D03)	12/20/30	1.000%(Q)	4,000	172,166	2,737	169,429	BOA
Republic of Panama (D03)	12/20/30	1.000%(Q)	6,000	(38,903)	4,106	(43,009)	BOA
Republic of Peru (D03)	12/20/30	1.000%(Q)	6,000	(107,596)	4,106	(111,702)	BOA
Republic of Philippines (D03)	12/20/30	1.000%(Q)	6,000	(94,725)	4,106	(98,831)	BOA
Republic of South Africa (D03)	12/20/30	1.000%(Q)	18,000	97,815	12,317	85,498	BOA
Republic of Turkey (D03)	12/20/30	1.000%(Q)	18,000	823,134	12,317	810,817	BOA
Sultanate of Oman (D03)	12/20/30	1.000%(Q)	4,000	(49,284)	2,737	(52,021)	BOA
United Mexican States (D03)	12/20/30	1.000%(Q)	18,000	(170,479)	12,317	(182,796)	BOA
Arab Republic of Egypt (D04)	12/20/30	1.000%(Q)	2,000	133,953	1,416	132,537	DB
Dominican Republic (D04)	12/20/30	1.000%(Q)	2,000	17,429	1,416	16,013	DB
Emirate of Abu Dhabi (D04)	12/20/30	1.000%(Q)	2,000	(55,476)	1,416	(56,892)	DB
Federal Republic of Nigeria (D04)	12/20/30	1.000%(Q)	2,000	102,117	1,416	100,701	DB
Federation of Malaysia (D04)	12/20/30	1.000%(Q)	2,000	(55,306)	1,416	(56,722)	DB
Federative Republic of Brazil (D04)	12/20/30	1.000%(Q)	9,000	42,913	6,374	36,539	DB
Kingdom of Bahrain (D04)	12/20/30	1.000%(Q)	2,000	147,299	1,416	145,883	DB
Kingdom of Morocco (D04)	12/20/30	1.000%(Q)	2,000	(23,434)	1,416	(24,850)	DB
Kingdom of Saudi Arabia (D04)	12/20/30	1.000%(Q)	9,000	(153,886)	6,374	(160,260)	DB
People’s Republic of China (D04)	12/20/30	1.000%(Q)	9,000	(240,957)	6,374	(247,331)	DB
Republic of Argentina (D04)	12/20/30	1.000%(Q)	2,000	271,976	1,416	270,560	DB
Republic of Chile (D04)	12/20/30	1.000%(Q)	4,000	(95,010)	2,833	(97,843)	DB
Republic of Colombia (D04)	12/20/30	1.000%(Q)	6,000	73,020	4,249	68,771	DB
Republic of Indonesia (D04)	12/20/30	1.000%(Q)	7,000	(40,968)	4,958	(45,926)	DB
Republic of Ivory Coast (D04)	12/20/30	1.000%(Q)	2,000	86,082	1,416	84,666	DB
Republic of Panama (D04)	12/20/30	1.000%(Q)	3,000	(19,451)	2,125	(21,576)	DB
Republic of Peru (D04)	12/20/30	1.000%(Q)	3,000	(53,798)	2,125	(55,923)	DB
Republic of Philippines (D04)	12/20/30	1.000%(Q)	3,000	(47,362)	2,125	(49,487)	DB
Republic of South Africa (D04)	12/20/30	1.000%(Q)	9,000	48,907	6,374	42,533	DB
Republic of Turkey (D04)	12/20/30	1.000%(Q)	9,000	411,567	6,374	405,193	DB
Sultanate of Oman (D04)	12/20/30	1.000%(Q)	2,000	(24,642)	1,416	(26,058)	DB

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States (D04)	12/20/30	1.000%(Q)	9,000	$(85,240)	$6,374	$(91,614)	DB
Arab Republic of Egypt (D05)	06/20/31	1.000%(Q)	2,000	156,200	572	155,628	CITI
Dominican Republic (D05)	06/20/31	1.000%(Q)	2,000	28,926	572	28,354	CITI
Federal Republic of Nigeria (D05)	06/20/31	1.000%(Q)	2,000	120,256	572	119,684	CITI
Federation of Malaysia (D05)	06/20/31	1.000%(Q)	2,000	(57,770)	572	(58,342)	CITI
Federative Republic of Brazil (D05)	06/20/31	1.000%(Q)	7,000	67,600	2,001	65,599	CITI
Islamic Republic of Pakistan (D05)	06/20/31	1.000%(Q)	2,000	214,105	572	213,533	CITI
Kingdom of Bahrain (D05)	06/20/31	1.000%(Q)	2,000	163,815	572	163,243	CITI
Kingdom of Morocco (D05)	06/20/31	1.000%(Q)	2,000	(19,093)	572	(19,665)	CITI
Kingdom of Saudi Arabia (D05)	06/20/31	1.000%(Q)	7,000	(117,183)	2,001	(119,184)	CITI
Oriental Republic of Uruguay (D05)	06/20/31	1.000%(Q)	2,000	(42,438)	572	(43,010)	CITI
People’s Republic of China (D05)	06/20/31	1.000%(Q)	7,000	(198,940)	2,001	(200,941)	CITI
Republic of Angola (D05)	06/20/31	1.000%(Q)	2,000	231,835	572	231,263	CITI
Republic of Argentina (D05)	06/20/31	1.000%(Q)	2,000	300,259	572	299,687	CITI
Republic of Chile (D05)	06/20/31	1.000%(Q)	2,000	(48,279)	572	(48,851)	CITI
Republic of Colombia (D05)	06/20/31	1.000%(Q)	6,000	112,198	1,715	110,483	CITI
Republic of Costa Rica (D05)	06/20/31	1.000%(Q)	2,000	9,480	572	8,908	CITI
Republic of Ecuador (D05)	06/20/31	1.000%(Q)	2,000	235,106	572	234,534	CITI
Republic of El Salvador (D05)	06/20/31	1.000%(Q)	2,000	107,279	572	106,707	CITI
Republic of Guatemala (D05)	06/20/31	1.000%(Q)	2,000	(2,280)	572	(2,852)	CITI
Republic of Indonesia (D05)	06/20/31	1.000%(Q)	7,000	(27,821)	2,001	(29,822)	CITI
Republic of Ivory Coast (D05)	06/20/31	1.000%(Q)	2,000	105,008	572	104,436	CITI
Republic of Kazakhstan (D05)	06/20/31	1.000%(Q)	2,000	(23,121)	572	(23,693)	CITI
Republic of Kenya (D05)	06/20/31	1.000%(Q)	2,000	199,973	572	199,401	CITI
Republic of Panama (D05)	06/20/31	1.000%(Q)	3,000	(10,867)	858	(11,725)	CITI
Republic of Peru (D05)	06/20/31	1.000%(Q)	2,000	(34,603)	572	(35,175)	CITI
Republic of Philippines (D05)	06/20/31	1.000%(Q)	2,000	(30,050)	572	(30,622)	CITI
Republic of South Africa (D05)	06/20/31	1.000%(Q)	7,000	78,691	2,001	76,690	CITI
Republic of Turkey (D05)	06/20/31	1.000%(Q)	7,000	392,913	2,001	390,912	CITI
Sultanate of Oman (D05)	06/20/31	1.000%(Q)	2,000	(20,936)	572	(21,508)	CITI
United Mexican States (D05)	06/20/31	1.000%(Q)	7,000	(49,411)	2,001	(51,412)	CITI
Arab Republic of Egypt (D06)	06/20/31	1.000%(Q)	4,000	312,399	3,684	308,715	DB
Dominican Republic (D06)	06/20/31	1.000%(Q)	4,000	57,851	3,684	54,167	DB
Federal Republic of Nigeria (D06)	06/20/31	1.000%(Q)	4,000	240,511	3,684	236,827	DB
Federation of Malaysia (D06)	06/20/31	1.000%(Q)	4,000	(115,541)	3,684	(119,225)	DB
Federative Republic of Brazil (D06)	06/20/31	1.000%(Q)	14,000	135,199	12,895	122,304	DB
Islamic Republic of Pakistan (D06)	06/20/31	1.000%(Q)	4,000	428,210	3,684	424,526	DB
Kingdom of Bahrain (D06)	06/20/31	1.000%(Q)	4,000	327,629	3,684	323,945	DB
Kingdom of Morocco (D06)	06/20/31	1.000%(Q)	4,000	(38,187)	3,684	(41,871)	DB
Kingdom of Saudi Arabia (D06)	06/20/31	1.000%(Q)	14,000	(234,366)	12,895	(247,261)	DB
Oriental Republic of Uruguay (D06)	06/20/31	1.000%(Q)	4,000	(84,878)	3,684	(88,562)	DB
People’s Republic of China (D06)	06/20/31	1.000%(Q)	14,000	(397,880)	12,895	(410,775)	DB
Republic of Angola (D06)	06/20/31	1.000%(Q)	4,000	463,668	3,684	459,984	DB
Republic of Argentina (D06)	06/20/31	1.000%(Q)	4,000	600,517	3,684	596,833	DB
Republic of Chile (D06)	06/20/31	1.000%(Q)	4,000	(96,558)	3,684	(100,242)	DB
Republic of Colombia (D06)	06/20/31	1.000%(Q)	12,000	224,396	11,053	213,343	DB
Republic of Costa Rica (D06)	06/20/31	1.000%(Q)	4,000	18,960	3,684	15,276	DB
Republic of Ecuador (D06)	06/20/31	1.000%(Q)	4,000	470,211	3,684	466,527	DB
Republic of El Salvador (D06)	06/20/31	1.000%(Q)	4,000	214,558	3,684	210,874	DB
Republic of Guatemala (D06)	06/20/31	1.000%(Q)	4,000	(4,562)	3,684	(8,246)	DB
Republic of Indonesia (D06)	06/20/31	1.000%(Q)	14,000	(55,642)	12,895	(68,537)	DB
Republic of Ivory Coast (D06)	06/20/31	1.000%(Q)	4,000	210,015	3,684	206,331	DB
Republic of Kazakhstan (D06)	06/20/31	1.000%(Q)	4,000	(46,243)	3,684	(49,927)	DB
Republic of Kenya (D06)	06/20/31	1.000%(Q)	4,000	399,945	3,684	396,261	DB
Republic of Panama (D06)	06/20/31	1.000%(Q)	6,000	(21,734)	5,527	(27,261)	DB
Republic of Peru (D06)	06/20/31	1.000%(Q)	4,000	(69,206)	3,684	(72,890)	DB
Republic of Philippines (D06)	06/20/31	1.000%(Q)	4,000	(60,102)	3,684	(63,786)	DB
Republic of South Africa (D06)	06/20/31	1.000%(Q)	14,000	157,381	12,895	144,486	DB
Republic of Turkey (D06)	06/20/31	1.000%(Q)	14,000	785,825	12,895	772,930	DB

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Sultanate of Oman (D06)	06/20/31	1.000%(Q)	4,000	$(41,874)	$3,684	$(45,558)	DB
United Mexican States (D06)	06/20/31	1.000%(Q)	14,000	(98,822)	12,895	(111,717)	DB
Arab Republic of Egypt (D07)	06/20/31	1.000%(Q)	2,000	156,200	311	155,889	DB
Dominican Republic (D07)	06/20/31	1.000%(Q)	2,000	28,926	311	28,615	DB
Federal Republic of Nigeria (D07)	06/20/31	1.000%(Q)	2,000	120,256	311	119,945	DB
Federation of Malaysia (D07)	06/20/31	1.000%(Q)	2,000	(57,770)	311	(58,081)	DB
Federative Republic of Brazil (D07)	06/20/31	1.000%(Q)	7,000	67,600	1,089	66,511	DB
Islamic Republic of Pakistan (D07)	06/20/31	1.000%(Q)	2,000	214,105	311	213,794	DB
Kingdom of Bahrain (D07)	06/20/31	1.000%(Q)	2,000	163,814	311	163,503	DB
Kingdom of Morocco (D07)	06/20/31	1.000%(Q)	2,000	(19,093)	311	(19,404)	DB
Kingdom of Saudi Arabia (D07)	06/20/31	1.000%(Q)	7,000	(117,182)	1,089	(118,271)	DB
Oriental Republic of Uruguay (D07)	06/20/31	1.000%(Q)	2,000	(42,439)	311	(42,750)	DB
People’s Republic of China (D07)	06/20/31	1.000%(Q)	7,000	(198,939)	1,089	(200,028)	DB
Republic of Angola (D07)	06/20/31	1.000%(Q)	2,000	231,834	311	231,523	DB
Republic of Argentina (D07)	06/20/31	1.000%(Q)	2,000	300,259	311	299,948	DB
Republic of Chile (D07)	06/20/31	1.000%(Q)	2,000	(48,279)	311	(48,590)	DB
Republic of Colombia (D07)	06/20/31	1.000%(Q)	6,000	112,198	933	111,265	DB
Republic of Costa Rica (D07)	06/20/31	1.000%(Q)	2,000	9,480	311	9,169	DB
Republic of Ecuador (D07)	06/20/31	1.000%(Q)	2,000	235,106	311	234,795	DB
Republic of El Salvador (D07)	06/20/31	1.000%(Q)	2,000	107,279	311	106,968	DB
Republic of Guatemala (D07)	06/20/31	1.000%(Q)	2,000	(2,281)	311	(2,592)	DB
Republic of Indonesia (D07)	06/20/31	1.000%(Q)	7,000	(27,820)	1,089	(28,909)	DB
Republic of Ivory Coast (D07)	06/20/31	1.000%(Q)	2,000	105,008	311	104,697	DB
Republic of Kazakhstan (D07)	06/20/31	1.000%(Q)	2,000	(23,121)	311	(23,432)	DB
Republic of Kenya (D07)	06/20/31	1.000%(Q)	2,000	199,972	311	199,661	DB
Republic of Panama (D07)	06/20/31	1.000%(Q)	3,000	(10,867)	467	(11,334)	DB
Republic of Peru (D07)	06/20/31	1.000%(Q)	2,000	(34,603)	311	(34,914)	DB
Republic of Philippines (D07)	06/20/31	1.000%(Q)	2,000	(30,051)	311	(30,362)	DB
Republic of South Africa (D07)	06/20/31	1.000%(Q)	7,000	78,691	1,089	77,602	DB
Republic of Turkey (D07)	06/20/31	1.000%(Q)	7,000	392,913	1,089	391,824	DB
Sultanate of Oman (D07)	06/20/31	1.000%(Q)	2,000	(20,937)	311	(21,248)	DB
United Mexican States (D07)	06/20/31	1.000%(Q)	7,000	(49,410)	1,089	(50,499)	DB
Arab Republic of Egypt (D08)	06/20/31	1.000%(Q)	3,000	234,299	5,298	229,001	BARC
Dominican Republic (D08)	06/20/31	1.000%(Q)	3,000	43,388	5,298	38,090	BARC
Federal Republic of Nigeria (D08)	06/20/31	1.000%(Q)	3,000	180,384	5,298	175,086	BARC
Federation of Malaysia (D08)	06/20/31	1.000%(Q)	3,000	(86,655)	5,298	(91,953)	BARC
Federative Republic of Brazil (D08)	06/20/31	1.000%(Q)	10,500	101,400	18,543	82,857	BARC
Islamic Republic of Pakistan (D08)	06/20/31	1.000%(Q)	3,000	321,158	5,298	315,860	BARC
Kingdom of Bahrain (D08)	06/20/31	1.000%(Q)	3,000	245,722	5,298	240,424	BARC
Kingdom of Morocco (D08)	06/20/31	1.000%(Q)	3,000	(28,640)	5,298	(33,938)	BARC
Kingdom of Saudi Arabia (D08)	06/20/31	1.000%(Q)	10,500	(175,774)	18,543	(194,317)	BARC
Oriental Republic of Uruguay (D08)	06/20/31	1.000%(Q)	3,000	(63,658)	5,298	(68,956)	BARC
People’s Republic of China (D08)	06/20/31	1.000%(Q)	10,500	(298,410)	18,543	(316,953)	BARC
Republic of Angola (D08)	06/20/31	1.000%(Q)	3,000	347,752	5,298	342,454	BARC
Republic of Argentina (D08)	06/20/31	1.000%(Q)	3,000	450,388	5,298	445,090	BARC
Republic of Chile (D08)	06/20/31	1.000%(Q)	3,000	(72,418)	5,298	(77,716)	BARC
Republic of Colombia (D08)	06/20/31	1.000%(Q)	9,000	168,297	15,894	152,403	BARC
Republic of Costa Rica (D08)	06/20/31	1.000%(Q)	3,000	14,220	5,298	8,922	BARC
Republic of Ecuador (D08)	06/20/31	1.000%(Q)	3,000	352,659	5,298	347,361	BARC
Republic of El Salvador (D08)	06/20/31	1.000%(Q)	3,000	160,919	5,298	155,621	BARC
Republic of Guatemala (D08)	06/20/31	1.000%(Q)	3,000	(3,421)	5,298	(8,719)	BARC
Republic of Indonesia (D08)	06/20/31	1.000%(Q)	10,500	(41,731)	18,543	(60,274)	BARC
Republic of Ivory Coast (D08)	06/20/31	1.000%(Q)	3,000	157,511	5,298	152,213	BARC
Republic of Kazakhstan (D08)	06/20/31	1.000%(Q)	3,000	(34,682)	5,298	(39,980)	BARC
Republic of Kenya (D08)	06/20/31	1.000%(Q)	3,000	299,959	5,298	294,661	BARC
Republic of Panama (D08)	06/20/31	1.000%(Q)	4,500	(16,301)	7,947	(24,248)	BARC
Republic of Peru (D08)	06/20/31	1.000%(Q)	3,000	(51,905)	5,298	(57,203)	BARC
Republic of Philippines (D08)	06/20/31	1.000%(Q)	3,000	(45,076)	5,298	(50,374)	BARC
Republic of South Africa (D08)	06/20/31	1.000%(Q)	10,500	118,036	18,543	99,493	BARC

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Turkey (D08)	06/20/31	1.000%(Q)	10,500	$589,369	$18,543	$570,826	BARC
Sultanate of Oman (D08)	06/20/31	1.000%(Q)	3,000	(31,405)	5,298	(36,703)	BARC
United Mexican States (D08)	06/20/31	1.000%(Q)	10,500	(74,116)	18,543	(92,659)	BARC
Arab Republic of Egypt (D09)	06/20/31	1.000%(Q)	4,000	312,399	7,843	304,556	BARC
Dominican Republic (D09)	06/20/31	1.000%(Q)	4,000	57,851	7,843	50,008	BARC
Federal Republic of Nigeria (D09)	06/20/31	1.000%(Q)	4,000	240,512	7,843	232,669	BARC
Federation of Malaysia (D09)	06/20/31	1.000%(Q)	4,000	(115,540)	7,843	(123,383)	BARC
Federative Republic of Brazil (D09)	06/20/31	1.000%(Q)	14,000	135,200	27,450	107,750	BARC
Islamic Republic of Pakistan (D09)	06/20/31	1.000%(Q)	4,000	428,210	7,843	420,367	BARC
Kingdom of Bahrain (D09)	06/20/31	1.000%(Q)	4,000	327,629	7,843	319,786	BARC
Kingdom of Morocco (D09)	06/20/31	1.000%(Q)	4,000	(38,187)	7,843	(46,030)	BARC
Kingdom of Saudi Arabia (D09)	06/20/31	1.000%(Q)	14,000	(234,365)	27,450	(261,815)	BARC
Oriental Republic of Uruguay (D09)	06/20/31	1.000%(Q)	4,000	(84,877)	7,843	(92,720)	BARC
People’s Republic of China (D09)	06/20/31	1.000%(Q)	14,000	(397,880)	27,450	(425,330)	BARC
Republic of Angola (D09)	06/20/31	1.000%(Q)	4,000	463,669	7,843	455,826	BARC
Republic of Argentina (D09)	06/20/31	1.000%(Q)	4,000	600,518	7,843	592,675	BARC
Republic of Chile (D09)	06/20/31	1.000%(Q)	4,000	(96,558)	7,843	(104,401)	BARC
Republic of Colombia (D09)	06/20/31	1.000%(Q)	12,000	224,397	23,529	200,868	BARC
Republic of Costa Rica (D09)	06/20/31	1.000%(Q)	4,000	18,960	7,843	11,117	BARC
Republic of Ecuador (D09)	06/20/31	1.000%(Q)	4,000	470,212	7,843	462,369	BARC
Republic of El Salvador (D09)	06/20/31	1.000%(Q)	4,000	214,558	7,843	206,715	BARC
Republic of Guatemala (D09)	06/20/31	1.000%(Q)	4,000	(4,561)	7,843	(12,404)	BARC
Republic of Indonesia (D09)	06/20/31	1.000%(Q)	14,000	(55,642)	27,450	(83,092)	BARC
Republic of Ivory Coast (D09)	06/20/31	1.000%(Q)	4,000	210,015	7,843	202,172	BARC
Republic of Kazakhstan (D09)	06/20/31	1.000%(Q)	4,000	(46,243)	7,843	(54,086)	BARC
Republic of Kenya (D09)	06/20/31	1.000%(Q)	4,000	399,945	7,843	392,102	BARC
Republic of Panama (D09)	06/20/31	1.000%(Q)	6,000	(21,735)	11,764	(33,499)	BARC
Republic of Peru (D09)	06/20/31	1.000%(Q)	4,000	(69,206)	7,843	(77,049)	BARC
Republic of Philippines (D09)	06/20/31	1.000%(Q)	4,000	(60,101)	7,843	(67,944)	BARC
Republic of South Africa (D09)	06/20/31	1.000%(Q)	14,000	157,381	27,450	129,931	BARC
Republic of Turkey (D09)	06/20/31	1.000%(Q)	14,000	785,826	27,450	758,376	BARC
Sultanate of Oman (D09)	06/20/31	1.000%(Q)	4,000	(41,874)	7,843	(49,717)	BARC
United Mexican States (D09)	06/20/31	1.000%(Q)	14,000	(98,822)	27,450	(126,272)	BARC
Arab Republic of Egypt (D10)	06/20/31	1.000%(Q)	2,000	156,199	4,539	151,660	BOA
Dominican Republic (D10)	06/20/31	1.000%(Q)	2,000	28,925	4,539	24,386	BOA
Federal Republic of Nigeria (D10)	06/20/31	1.000%(Q)	2,000	120,255	4,539	115,716	BOA
Federation of Malaysia (D10)	06/20/31	1.000%(Q)	2,000	(57,771)	4,539	(62,310)	BOA
Federative Republic of Brazil (D10)	06/20/31	1.000%(Q)	7,000	67,600	15,888	51,712	BOA
Islamic Republic of Pakistan (D10)	06/20/31	1.000%(Q)	2,000	214,105	4,539	209,566	BOA
Kingdom of Bahrain (D10)	06/20/31	1.000%(Q)	2,000	163,814	4,539	159,275	BOA
Kingdom of Morocco (D10)	06/20/31	1.000%(Q)	2,000	(19,094)	4,539	(23,633)	BOA
Kingdom of Saudi Arabia (D10)	06/20/31	1.000%(Q)	7,000	(117,183)	15,888	(133,071)	BOA
Oriental Republic of Uruguay (D10)	06/20/31	1.000%(Q)	2,000	(42,439)	4,539	(46,978)	BOA
People’s Republic of China (D10)	06/20/31	1.000%(Q)	7,000	(198,940)	15,888	(214,828)	BOA
Republic of Angola (D10)	06/20/31	1.000%(Q)	2,000	231,834	4,539	227,295	BOA
Republic of Argentina (D10)	06/20/31	1.000%(Q)	2,000	300,258	4,539	295,719	BOA
Republic of Chile (D10)	06/20/31	1.000%(Q)	2,000	(48,279)	4,539	(52,818)	BOA
Republic of Colombia (D10)	06/20/31	1.000%(Q)	6,000	112,198	13,618	98,580	BOA
Republic of Costa Rica (D10)	06/20/31	1.000%(Q)	2,000	9,480	4,539	4,941	BOA
Republic of Ecuador (D10)	06/20/31	1.000%(Q)	2,000	235,106	4,539	230,567	BOA
Republic of El Salvador (D10)	06/20/31	1.000%(Q)	2,000	107,279	4,539	102,740	BOA
Republic of Guatemala (D10)	06/20/31	1.000%(Q)	2,000	(2,281)	4,539	(6,820)	BOA
Republic of Indonesia (D10)	06/20/31	1.000%(Q)	7,000	(27,821)	15,888	(43,709)	BOA
Republic of Ivory Coast (D10)	06/20/31	1.000%(Q)	2,000	105,007	4,539	100,468	BOA
Republic of Kazakhstan (D10)	06/20/31	1.000%(Q)	2,000	(23,122)	4,539	(27,661)	BOA
Republic of Kenya (D10)	06/20/31	1.000%(Q)	2,000	199,972	4,539	195,433	BOA
Republic of Panama (D10)	06/20/31	1.000%(Q)	3,000	(10,867)	6,809	(17,676)	BOA
Republic of Peru (D10)	06/20/31	1.000%(Q)	2,000	(34,603)	4,539	(39,142)	BOA
Republic of Philippines (D10)	06/20/31	1.000%(Q)	2,000	(30,051)	4,539	(34,590)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of South Africa (D10)	06/20/31	1.000%(Q)	7,000	$78,691	$15,888	$62,803	BOA
Republic of Turkey (D10)	06/20/31	1.000%(Q)	7,000	392,913	15,888	377,025	BOA
Sultanate of Oman (D10)	06/20/31	1.000%(Q)	2,000	(20,937)	4,539	(25,476)	BOA
United Mexican States (D10)	06/20/31	1.000%(Q)	7,000	(49,411)	15,888	(65,299)	BOA
Arab Republic of Egypt (D11)	06/20/31	1.000%(Q)	2,000	156,089	546	155,543	BOA
Dominican Republic (D11)	06/20/31	1.000%(Q)	2,000	28,815	546	28,269	BOA
Federal Republic of Nigeria (D11)	06/20/31	1.000%(Q)	2,000	120,145	546	119,599	BOA
Federation of Malaysia (D11)	06/20/31	1.000%(Q)	2,000	(57,881)	546	(58,427)	BOA
Federative Republic of Brazil (D11)	06/20/31	1.000%(Q)	7,000	67,211	1,910	65,301	BOA
Islamic Republic of Pakistan (D11)	06/20/31	1.000%(Q)	2,000	213,994	546	213,448	BOA
Kingdom of Bahrain (D11)	06/20/31	1.000%(Q)	2,000	163,704	546	163,158	BOA
Kingdom of Morocco (D11)	06/20/31	1.000%(Q)	2,000	(19,204)	546	(19,750)	BOA
Kingdom of Saudi Arabia (D11)	06/20/31	1.000%(Q)	7,000	(117,572)	1,910	(119,482)	BOA
Oriental Republic of Uruguay (D11)	06/20/31	1.000%(Q)	2,000	(42,549)	546	(43,095)	BOA
People’s Republic of China (D11)	06/20/31	1.000%(Q)	7,000	(199,329)	1,910	(201,239)	BOA
Republic of Angola (D11)	06/20/31	1.000%(Q)	2,000	231,723	546	231,177	BOA
Republic of Argentina (D11)	06/20/31	1.000%(Q)	2,000	300,148	546	299,602	BOA
Republic of Chile (D11)	06/20/31	1.000%(Q)	2,000	(48,390)	546	(48,936)	BOA
Republic of Colombia (D11)	06/20/31	1.000%(Q)	6,000	111,865	1,637	110,228	BOA
Republic of Costa Rica (D11)	06/20/31	1.000%(Q)	2,000	9,369	546	8,823	BOA
Republic of Ecuador (D11)	06/20/31	1.000%(Q)	2,000	234,995	546	234,449	BOA
Republic of El Salvador (D11)	06/20/31	1.000%(Q)	2,000	107,168	546	106,622	BOA
Republic of Guatemala (D11)	06/20/31	1.000%(Q)	2,000	(2,391)	546	(2,937)	BOA
Republic of Indonesia (D11)	06/20/31	1.000%(Q)	7,000	(28,210)	1,910	(30,120)	BOA
Republic of Ivory Coast (D11)	06/20/31	1.000%(Q)	2,000	104,897	546	104,351	BOA
Republic of Kazakhstan (D11)	06/20/31	1.000%(Q)	2,000	(23,232)	546	(23,778)	BOA
Republic of Kenya (D11)	06/20/31	1.000%(Q)	2,000	199,862	546	199,316	BOA
Republic of Panama (D11)	06/20/31	1.000%(Q)	3,000	(11,033)	819	(11,852)	BOA
Republic of Peru (D11)	06/20/31	1.000%(Q)	2,000	(34,714)	546	(35,260)	BOA
Republic of Philippines (D11)	06/20/31	1.000%(Q)	2,000	(30,162)	546	(30,708)	BOA
Republic of South Africa (D11)	06/20/31	1.000%(Q)	7,000	78,302	1,910	76,392	BOA
Republic of Turkey (D11)	06/20/31	1.000%(Q)	7,000	392,524	1,910	390,614	BOA
Sultanate of Oman (D11)	06/20/31	1.000%(Q)	2,000	(21,048)	546	(21,594)	BOA
United Mexican States (D11)	06/20/31	1.000%(Q)	7,000	(49,800)	1,910	(51,710)	BOA
				$20,560,632	$1,356,629	$19,204,003

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Arab Republic of Egypt (D01)	06/20/27	1.000%(Q)	1,000	2.095%	$(8,413)	$(444)	$(7,969)	BOA
Emirate of Abu Dhabi (D01)	06/20/27	1.000%(Q)	1,000	0.175%	8,360	(444)	8,804	BOA
Federation of Malaysia (D01)	06/20/27	1.000%(Q)	1,500	0.129%	13,145	(666)	13,811	BOA
Federative Republic of Brazil (D01)	06/20/27	1.000%(Q)	6,000	0.505%	32,702	(2,665)	35,367	BOA
Kingdom of Saudi Arabia (D01)	06/20/27	1.000%(Q)	1,000	0.267%	7,555	(444)	7,999	BOA
People’s Republic of China (D01)	06/20/27	1.000%(Q)	6,000	0.297%	43,676	(2,665)	46,341	BOA
Republic of Argentina (D01)	06/20/27	1.000%(Q)	1,000	1.441%	(2,742)	(444)	(2,298)	BOA
Republic of Chile (D01)	06/20/27	1.000%(Q)	1,500	0.203%	12,173	(666)	12,839	BOA
Republic of Colombia (D01)	06/20/27	1.000%(Q)	3,000	0.517%	16,054	(1,333)	17,387	BOA
Republic of Indonesia (D01)	06/20/27	1.000%(Q)	4,500	0.420%	27,887	(1,999)	29,886	BOA
Republic of Panama (D01)	06/20/27	1.000%(Q)	1,000	0.400%	6,379	(444)	6,823	BOA
Republic of Peru (D01)	06/20/27	1.000%(Q)	1,500	0.255%	11,478	(666)	12,144	BOA
Republic of Philippines (D01)	06/20/27	1.000%(Q)	1,000	0.295%	7,303	(444)	7,747	BOA
Republic of South Africa (D01)	06/20/27	1.000%(Q)	6,000	0.325%	42,248	(2,665)	44,913	BOA
Republic of Turkey (D01)	06/20/27	1.000%(Q)	6,000	0.979%	7,769	(2,665)	10,434	BOA

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D01)	06/20/27	1.000%(Q)	1,000	0.183%	$8,286	$(444)	$8,730	BOA
United Mexican States (D01)	06/20/27	1.000%(Q)	6,000	0.297%	43,685	(2,665)	46,350	BOA
ADLER Real Estate GmbH (D12)	06/20/27	0.500%(Q)	5,682	1.975%	(69,588)	(354)	(69,234)	CITI
ADT Security Corp. (D12)	06/20/27	0.500%(Q)	5,682	0.410%	7,653	(354)	8,007	CITI
Air France-KLM (D12)	06/20/27	0.500%(Q)	5,682	0.336%	11,328	(354)	11,682	CITI
Allwyn Entertainment Financing UK PLC (D12)	06/20/27	0.500%(Q)	5,682	0.478%	4,260	(354)	4,614	CITI
Ally Financial, Inc. (D12)	06/20/27	0.500%(Q)	5,682	0.386%	8,836	(354)	9,190	CITI
American Airlines Group, Inc. (D12)	06/20/27	0.500%(Q)	5,682	1.240%	(33,518)	(354)	(33,164)	CITI
American Axle & Manufacturing, Inc. (D12)	06/20/27	0.500%(Q)	5,682	0.877%	(15,569)	(354)	(15,215)	CITI
ArcelorMittal SA (D12)	06/20/27	0.500%(Q)	5,682	0.155%	20,375	(354)	20,729	CITI
Avis Budget Group, Inc. (D12)	06/20/27	0.500%(Q)	5,682	0.810%	(12,276)	(354)	(11,922)	CITI
Barclays Bank PLC (D12)	06/20/27	0.500%(Q)	5,682	0.396%	8,320	(354)	8,674	CITI
Bath & Body Works, Inc. (D12)	06/20/27	0.500%(Q)	5,682	0.382%	9,014	(354)	9,368	CITI
Bellis Acquisition Co. PLC (D12)	06/20/27	0.500%(Q)	5,682	1.350%	(38,935)	(354)	(38,581)	CITI
BNP Paribas SA (D12)	06/20/27	0.500%(Q)	5,682	0.232%	16,555	(354)	16,909	CITI
Bombardier, Inc. (D12)	06/20/27	0.500%(Q)	5,682	0.245%	15,892	(354)	16,246	CITI
Boyd Gaming Corp. (D12)	06/20/27	0.500%(Q)	5,682	0.293%	13,494	(354)	13,848	CITI
Carnival Corp. (D12)	06/20/27	0.500%(Q)	5,682	0.262%	15,037	(354)	15,391	CITI
CCO Holdings LLC (D12)	06/20/27	0.500%(Q)	5,682	0.975%	(20,422)	(354)	(20,068)	CITI
Cleveland-Cliffs, Inc. (D12)	06/20/27	0.500%(Q)	5,682	0.545%	897	(354)	1,251	CITI
Cloud Software Group, Inc. (D12)	06/20/27	0.500%(Q)	5,682	1.084%	(25,837)	(354)	(25,483)	CITI
CMA CGM SA (D12)	06/20/27	0.500%(Q)	5,682	0.203%	17,998	(354)	18,352	CITI
Commerzbank AG (D12)	06/20/27	0.500%(Q)	5,682	0.172%	19,513	(354)	19,867	CITI
Constellium SE (D12)	06/20/27	0.500%(Q)	5,682	0.519%	2,213	(354)	2,567	CITI
CPI Property Group SA (D12)	06/20/27	0.500%(Q)	5,682	1.076%	(25,405)	(354)	(25,051)	CITI
Deutsche Bank AG (D12)	06/20/27	0.500%(Q)	5,682	0.319%	12,198	(354)	12,552	CITI
Deutsche Lufthansa AG (D12)	06/20/27	0.500%(Q)	5,682	0.326%	11,847	(354)	12,201	CITI
Domtar Corp. (D12)	06/20/27	0.500%(Q)	5,682	11.704%	(524,321)	(354)	(523,967)	CITI
Dufry One BV (D12)	06/20/27	0.500%(Q)	5,682	0.356%	10,336	(354)	10,690	CITI
DXC Technology Co. (D12)	06/20/27	0.500%(Q)	5,682	0.523%	1,995	(354)	2,349	CITI
Elo SA (D12)	06/20/27	0.500%(Q)	2,841	0.240%	8,063	(177)	8,240	CITI
Fibercop SpA (D12)	06/20/27	0.500%(Q)	5,682	0.388%	8,758	(354)	9,112	CITI
Ford Motor Credit Co. LLC (D12)	06/20/27	0.500%(Q)	5,682	0.509%	2,682	(354)	3,036	CITI
Forvia SE (D12)	06/20/27	0.500%(Q)	5,682	0.365%	9,910	(354)	10,264	CITI
General Motors Co. (D12)	06/20/27	0.500%(Q)	5,682	0.255%	15,377	(354)	15,731	CITI
Grifols SA (D12)	06/20/27	0.500%(Q)	5,682	0.621%	(2,876)	(354)	(2,522)	CITI
Hapag-Lloyd AG (D12)	06/20/27	0.500%(Q)	5,682	0.490%	3,636	(354)	3,990	CITI
HUB International Ltd. (D12)	06/20/27	0.500%(Q)	5,682	0.362%	10,028	(354)	10,382	CITI
Iceland Bondco PLC (D12)	06/20/27	0.500%(Q)	5,682	0.903%	(16,895)	(354)	(16,541)	CITI
Iliad Holding SAS (D12)	06/20/27	0.500%(Q)	5,682	0.563%	41	(354)	395	CITI
INEOS Finance PLC (D12)	06/20/27	0.500%(Q)	5,682	1.806%	(61,263)	(354)	(60,909)	CITI
INEOS Quattro Finance 2 PLC (D12)	06/20/27	0.500%(Q)	5,682	7.968%	(352,591)	(354)	(352,237)	CITI
International Game Technology PLC (D12)	06/20/27	0.500%(Q)	5,682	0.358%	10,231	(354)	10,585	CITI
Jaguar Land Rover Automotive PLC (D12)	06/20/27	0.500%(Q)	5,682	0.781%	(10,805)	(354)	(10,451)	CITI
Kaixo Bondco Telecom SA (D12)	06/20/27	0.500%(Q)	5,682	0.144%	20,946	(354)	21,300	CITI
KB Home (D12)	06/20/27	0.500%(Q)	5,682	0.376%	9,338	(354)	9,692	CITI
Kohl’s Corp. (D12)	06/20/27	0.500%(Q)	5,682	1.236%	(33,336)	(354)	(32,982)	CITI
Lanxess AG (D12)	06/20/27	0.500%(Q)	5,682	0.417%	7,307	(354)	7,661	CITI
LifePoint Health, Inc. (D12)	06/20/27	0.500%(Q)	5,682	0.917%	(17,545)	(354)	(17,191)	CITI
Loxam SAS (D12)	06/20/27	0.500%(Q)	5,682	0.652%	(4,425)	(354)	(4,071)	CITI
Murphy Oil Corp. (D12)	06/20/27	0.500%(Q)	5,682	0.263%	15,001	(354)	15,355	CITI
Nabors Industries, Inc. (D12)	06/20/27	0.500%(Q)	5,682	0.420%	7,122	(354)	7,476	CITI
NCL Corp. Ltd. (D12)	06/20/27	0.500%(Q)	5,682	0.503%	2,988	(354)	3,342	CITI
New Immo Holding SA (D12)	06/20/27	0.500%(Q)	2,841	0.784%	(5,488)	(351)	(5,137)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Nexi SpA (D12)	06/20/27	0.500%(Q)		5,682	0.595%	$(1,595)	$(354)	$(1,241)	CITI
Nordstrom, Inc. (D12)	06/20/27	0.500%(Q)		5,682	0.423%	7,010	(354)	7,364	CITI
NRG Energy, Inc. (D12)	06/20/27	0.500%(Q)		5,682	0.328%	11,750	(354)	12,104	CITI
OI European Group BV (D12)	06/20/27	0.500%(Q)		5,682	1.438%	(43,330)	(354)	(42,976)	CITI
Olin Corp. (D12)	06/20/27	0.500%(Q)		5,682	0.304%	12,955	(354)	13,309	CITI
OneMain Finance Corp. (D12)	06/20/27	0.500%(Q)		5,682	0.468%	4,730	(354)	5,084	CITI
Organon & Co. (D12)	06/20/27	0.500%(Q)		5,682	0.206%	17,825	(354)	18,179	CITI
Pachelbel Bidco SpA (D12)	06/20/27	0.500%(Q)		5,682	1.028%	(23,045)	(354)	(22,691)	CITI
Paramount Global (D12)	06/20/27	0.500%(Q)		5,682	0.606%	(2,099)	(354)	(1,745)	CITI
Pitney Bowes, Inc. (D12)	06/20/27	0.500%(Q)		5,682	0.302%	13,037	(354)	13,391	CITI
Post Holdings, Inc. (D12)	06/20/27	0.500%(Q)		5,682	0.335%	11,381	(354)	11,735	CITI
Renault SA (D12)	06/20/27	0.500%(Q)		5,682	0.238%	16,228	(354)	16,582	CITI
Rossini Sarl (D12)	06/20/27	0.500%(Q)		5,682	0.309%	12,687	(354)	13,041	CITI
Saipem Finance International BV (D12)	06/20/27	0.500%(Q)		5,682	0.241%	16,087	(354)	16,441	CITI
Schaeffler AG (D12)	06/20/27	0.500%(Q)		5,682	0.250%	15,619	(354)	15,973	CITI
Sealed Air Corp. (D12)	06/20/27	0.500%(Q)		5,682	0.281%	14,057	(354)	14,411	CITI
Sirius XM Radio LLC (D12)	06/20/27	0.500%(Q)		5,682	0.336%	11,332	(354)	11,686	CITI
Societe Generale SA (D12)	06/20/27	0.500%(Q)		5,682	0.225%	16,892	(354)	17,246	CITI
Stellantis NV (D12)	06/20/27	0.500%(Q)		5,682	0.374%	9,440	(354)	9,794	CITI
Stena AB (D12)	06/20/27	0.500%(Q)		5,682	0.627%	(3,155)	(354)	(2,801)	CITI
Sunrise HoldCo IV BV (D12)	06/20/27	0.500%(Q)		5,682	0.575%	(567)	(354)	(213)	CITI
TeamSystem SpA (D12)	06/20/27	0.500%(Q)		5,682	1.226%	(32,844)	(354)	(32,490)	CITI
TEGNA, Inc. (D12)	06/20/27	0.500%(Q)		5,682	0.134%	21,454	(354)	21,808	CITI
Telecom Italia SpA (D12)	06/20/27	0.500%(Q)		5,682	0.130%	21,652	(354)	22,006	CITI
Tenet Healthcare Corp. (D12)	06/20/27	0.500%(Q)		5,682	0.228%	16,711	(354)	17,065	CITI
Teva Pharmaceutical Industries Ltd. (D12)	06/20/27	0.500%(Q)		5,682	0.245%	15,880	(354)	16,234	CITI
thyssenkrupp AG (D12)	06/20/27	0.500%(Q)		5,682	0.244%	15,920	(354)	16,274	CITI
TUI AG (D12)	06/20/27	0.500%(Q)		5,682	0.565%	(74)	(354)	280	CITI
United Airlines Holdings, Inc. (D12)	06/20/27	0.500%(Q)		5,682	0.417%	7,284	(354)	7,638	CITI
United Group BV (D12)	06/20/27	0.500%(Q)		5,682	0.735%	(8,519)	(354)	(8,165)	CITI
Univision Communications, Inc. (D12)	06/20/27	0.500%(Q)		5,682	0.539%	1,204	(354)	1,558	CITI
Valeo SE (D12)	06/20/27	0.500%(Q)		5,682	0.326%	11,851	(354)	12,205	CITI
Virgin Media Finance PLC (D12)	06/20/27	0.500%(Q)		5,682	6.275%	(274,471)	(354)	(274,117)	CITI
Volkswagen AG (D12)	06/20/27	0.500%(Q)		5,682	0.267%	14,785	(354)	15,139	CITI
Volvo Car AB (D12)	06/20/27	0.500%(Q)		5,682	0.322%	12,049	(354)	12,403	CITI
ZF Europe Finance BV (D12)	06/20/27	0.500%(Q)		5,682	0.903%	(16,861)	(354)	(16,507)	CITI
Ziggo Bond Co. BV (D12)	06/20/27	0.500%(Q)		5,682	3.464%	(141,712)	(354)	(141,358)	CITI
ADT Security Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.410%	8,429	(397)	8,826	CITI
Aegon Ltd. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.167%	21,850	(397)	22,247	CITI
Air France-KLM (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.336%	12,491	(397)	12,888	CITI
Ally Financial, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.386%	9,737	(397)	10,134	CITI
American Axle & Manufacturing, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.877%	(17,233)	(397)	(16,836)	CITI
Amkor Technology, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.355%	11,467	(397)	11,864	CITI
Aramark Services, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.176%	21,354	(397)	21,751	CITI
Ashland LLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.216%	19,141	(397)	19,538	CITI
Avient Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.243%	17,637	(397)	18,034	CITI
Avis Budget Group, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.810%	(13,593)	(397)	(13,196)	CITI
Banco Bilbao Vizcaya Argentaria SA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.149%	22,814	(397)	23,211	CITI
Barclays Bank PLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.382%	9,951	(397)	10,348	CITI
Bath & Body Works, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.382%	9,934	(397)	10,331	CITI
Beazer Homes USA, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.329%	12,897	(397)	13,294	CITI
Bombardier, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.245%	17,535	(397)	17,932	CITI
Boparan Finance PLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.564%	(86)	(397)	311	CITI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Boyd Gaming Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.293%	$14,884	$(397)	$15,281	CITI
Caesars Entertainment, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.688%	(6,873)	(397)	(6,476)	CITI
Carnival Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.262%	16,589	(397)	16,986	CITI
CCO Holdings LLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.975%	(22,596)	(397)	(22,199)	CITI
Ceconomy AG (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.414%	8,176	(397)	8,573	CITI
Cleveland-Cliffs, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.545%	964	(397)	1,361	CITI
CMA CGM SA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.203%	19,862	(397)	20,259	CITI
Constellium SE (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.519%	2,417	(397)	2,814	CITI
DaVita, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.247%	17,409	(397)	17,806	CITI
Delta Air Lines, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.365%	10,920	(397)	11,317	CITI
Deutsche Bank AG (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.304%	14,255	(397)	14,652	CITI
eG Global Finance PLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.330%	12,837	(397)	13,234	CITI
Electrolux AB (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.297%	14,654	(397)	15,051	CITI
Elo SA (D13)	06/20/27	0.500%(Q)	EUR	2,700	0.240%	8,896	(199)	9,095	CITI
Federative Republic of Brazil (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.505%	3,166	(397)	3,563	CITI
Fibercop SpA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.388%	9,650	(397)	10,047	CITI
Ford Motor Credit Co. LLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.474%	4,910	(397)	5,307	CITI
Ford Motor Credit Co. LLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.509%	2,936	(397)	3,333	CITI
Forvia SE (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.365%	10,923	(397)	11,320	CITI
Gap, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.315%	13,680	(397)	14,077	CITI
Genworth Holdings, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.222%	18,817	(397)	19,214	CITI
Goodyear Tire & Rubber Co. (The) (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.788%	(12,374)	(397)	(11,977)	CITI
Grifols SA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.621%	(3,206)	(397)	(2,809)	CITI
Hapag-Lloyd AG (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.490%	3,991	(397)	4,388	CITI
Hovnanian Enterprises, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.444%	6,520	(397)	6,917	CITI
Iceland Bondco PLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.903%	(18,698)	(397)	(18,301)	CITI
Iron Mountain, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.270%	16,146	(397)	16,543	CITI
Jaguar Land Rover Automotive PLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.781%	(11,968)	(397)	(11,571)	CITI
KB Home (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.376%	10,292	(397)	10,689	CITI
Kingdom of Bahrain (D13)	06/20/27	0.500%(Q)	EUR	5,400	2.715%	(117,082)	(397)	(116,685)	CITI
Lamb Weston Holdings, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.240%	17,790	(397)	18,187	CITI
Lanxess AG (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.417%	8,047	(397)	8,444	CITI
Lincoln National Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.403%	8,787	(397)	9,184	CITI
Lumen Technologies, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.741%	(9,818)	(397)	(9,421)	CITI
MGM Resorts International (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.542%	1,124	(397)	1,521	CITI
Monitchem Holdco 3 SA (D13)	06/20/27	0.500%(Q)	EUR	5,400	1.935%	(74,838)	(397)	(74,441)	CITI
Murphy Oil Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.263%	16,550	(397)	16,947	CITI
Navient Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	1.411%	(46,441)	(397)	(46,044)	CITI
NCL Corp. Ltd. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.503%	3,274	(397)	3,671	CITI
New Immo Holding SA (D13)	06/20/27	0.500%(Q)	EUR	2,700	0.784%	(6,079)	(408)	(5,671)	CITI
Newell Brands, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.772%	(11,523)	(397)	(11,126)	CITI
Nexi SpA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.595%	(1,791)	(397)	(1,394)	CITI
Nordstrom, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.423%	7,719	(397)	8,116	CITI
NRG Energy, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.328%	12,957	(397)	13,354	CITI
OI European Group BV (D13)	06/20/27	0.500%(Q)	EUR	5,400	1.438%	(47,910)	(397)	(47,513)	CITI
Olin Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.304%	14,289	(397)	14,686	CITI
OneMain Finance Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.468%	5,200	(397)	5,597	CITI
Petrobras Global Finance BV (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.401%	8,932	(397)	9,329	CITI
Petroleos Mexicanos (D13)	06/20/27	0.500%(Q)	EUR	5,400	1.135%	(31,389)	(397)	(30,992)	CITI
PG&E Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.420%	7,866	(397)	8,263	CITI
Picard Bondco SA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.370%	10,623	(397)	11,020	CITI
Pitney Bowes, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.302%	14,379	(397)	14,776	CITI
Post Holdings, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.335%	12,549	(397)	12,946	CITI
PostNL NV (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.380%	10,052	(397)	10,449	CITI
Premier Foods Finance PLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.581%	(987)	(397)	(590)	CITI
Rakuten Group, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	1.160%	(32,728)	(397)	(32,331)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.517%	$2,545	$(397)	$2,942	CITI
Republic of Panama (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.383%	9,928	(397)	10,325	CITI
Republic of South Africa (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.325%	13,124	(397)	13,521	CITI
Republic of Turkey (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.893%	(18,173)	(397)	(17,776)	CITI
Royal Caribbean Cruises Ltd. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.224%	18,669	(397)	19,066	CITI
Schaeffler AG (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.250%	17,232	(397)	17,629	CITI
SES SA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.255%	16,952	(397)	17,349	CITI
SoftBank Group Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	2.026%	(79,960)	(397)	(79,563)	CITI
Southwest Airlines Co. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.262%	16,599	(397)	16,996	CITI
Stellantis NV (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.374%	10,405	(397)	10,802	CITI
Stena AB (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.627%	(3,515)	(397)	(3,118)	CITI
Sunrise HoldCo IV BV (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.575%	(654)	(397)	(257)	CITI
TEGNA, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.134%	23,681	(397)	24,078	CITI
Telecom Italia SpA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.130%	23,900	(397)	24,297	CITI
Tenet Healthcare Corp. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.228%	18,439	(397)	18,836	CITI
Teva Pharmaceutical Industries Ltd. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.245%	17,521	(397)	17,918	CITI
TransDigm, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.275%	15,860	(397)	16,257	CITI
TUI AG (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.565%	(110)	(397)	287	CITI
UniCredit SpA (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.168%	21,798	(397)	22,195	CITI
United Airlines Holdings, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.417%	8,021	(397)	8,418	CITI
United Group BV (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.735%	(9,442)	(397)	(9,045)	CITI
United Mexican States (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.297%	14,627	(397)	15,024	CITI
Uniti Group, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.246%	17,492	(397)	17,889	CITI
Univision Communications, Inc. (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.539%	1,302	(397)	1,699	CITI
Valeo SE (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.326%	13,069	(397)	13,466	CITI
Virgin Media Finance PLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	6.275%	(303,299)	(397)	(302,902)	CITI
Vistra Operations Co. LLC (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.370%	10,646	(397)	11,043	CITI
Volvo Car AB (D13)	06/20/27	0.500%(Q)	EUR	5,400	0.322%	13,288	(397)	13,685	CITI
Ziggo Bond Co. BV (D13)	06/20/27	0.500%(Q)	EUR	5,400	3.464%	(156,620)	(397)	(156,223)	CITI
						$(1,028,432)	$(92,999)	$(935,433)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.37.V2 (D01)	06/20/27	1.000%(Q)		49,000	$(297,223)	$7,774	$(304,997)	BOA
CDX.Zermatt.0-5% (D12)	06/20/27	0.500%(Q)		25,000	3,088,599	1,558	3,087,041	CITI
CDX.Zermatt.10-15% (D12)	06/20/27	0.500%(Q)		25,000	(50,494)	1,558	(52,052)	CITI
CDX.Zermatt.15-100% (D12)	06/20/27	0.500%(Q)		425,000	(1,952,313)	(63,690)	(1,888,623)	CITI
CDX.Zermatt.5-10% (D12)	06/20/27	0.500%(Q)		25,000	65,470	1,558	63,912	CITI
CDX.Paris.0-5% (D13)	06/20/27	0.500%(Q)	EUR	27,000	2,832,937	1,986	2,830,951	CITI
CDX.Paris.10-15% (D13)	06/20/27	0.500%(Q)	EUR	27,000	(82,168)	1,986	(84,154)	CITI
CDX.Paris.15-100% (D13)	06/20/27	0.500%(Q)	EUR	459,000	(2,492,086)	(81,171)	(2,410,915)	CITI
CDX.Paris.5-10% (D13)	06/20/27	0.500%(Q)	EUR	27,000	10,114	1,986	8,128	CITI
					$1,122,836	$(126,455)	$1,249,291

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.44.V1 (D02)	12/20/30	1.000%(Q)	400,000	1.115%	$(1,367,172)	$(42,780)	$(1,324,392)	DB
CDX.EM.44.V1 (D03)	12/20/30	1.000%(Q)	200,000	1.115%	(683,586)	(153,839)	(529,747)	BOA
CDX.EM.44.V1 (D04)	12/20/30	1.000%(Q)	100,000	1.115%	(341,793)	(79,321)	(262,472)	DB
CDX.EM.45.V1 (D05)	06/20/31	1.000%(Q)	100,000	1.453%	(1,824,563)	(122,135)	(1,702,428)	CITI
CDX.EM.45.V1 (D06)	06/20/31	1.000%(Q)	200,000	1.453%	(3,649,125)	(184,221)	(3,464,904)	DB
CDX.EM.45.V1 (D07)	06/20/31	1.000%(Q)	100,000	1.453%	(1,824,562)	(24,881)	(1,799,681)	DB
CDX.EM.45.V1 (D08)	06/20/31	1.000%(Q)	150,000	1.453%	(2,736,844)	(293,801)	(2,443,043)	BARC
CDX.EM.45.V1 (D09)	06/20/31	1.000%(Q)	200,000	1.453%	(3,649,125)	(430,824)	(3,218,301)	BARC
CDX.EM.45.V1 (D10)	06/20/31	1.000%(Q)	100,000	1.453%	(1,824,562)	(236,699)	(1,587,863)	BOA
CDX.EM.45.V1 (D11)	06/20/31	1.000%(Q)	100,000	1.453%	(1,819,007)	(37,112)	(1,781,895)	BOA
					$(19,720,339)	$(1,605,613)	$(18,114,726)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D11). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D12 – D13).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2):
GS_24-PCA	08/02/27	1.650%(M)	96,450	*	$137,341	$(2,962)	$140,303	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kohl’s Corp.	06/20/27	1.000%(Q)	5,600	$83,178	$5,300	$(77,878)
Kohl’s Corp.	12/20/27	1.000%(Q)	11,200	264,202	44,792	(219,410)
Paramount Global	06/20/27	1.000%(Q)	5,600	(18,079)	(25,584)	(7,505)
Paramount Global	12/20/27	1.000%(Q)	11,200	(11,838)	(24,976)	(13,138)
Paramount Global	06/20/28	1.000%(Q)	11,600	31,294	366	(30,928)
Republic of South Africa	12/20/28	1.000%(Q)	20,000	286,752	(185,395)	(472,147)
Whirlpool Corp.	06/20/27	1.000%(Q)	5,600	4,865	(9,001)	(13,866)
Whirlpool Corp.	12/20/27	1.000%(Q)	11,200	85,236	100,121	14,885
Whirlpool Corp.	06/20/28	1.000%(Q)	11,600	235,778	220,277	(15,501)
				$961,388	$125,900	$(835,488)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Banco Santander SA	12/20/30	1.000%(Q)	EUR	20,000	$(678,431)	$(616,114)	$(62,317)	BARC
Banco Santander SA	12/20/30	1.000%(Q)	EUR	20,000	(678,431)	(608,383)	(70,048)	BARC
China Development Bank	06/20/29	1.000%(Q)		34,725	(717,539)	(205,110)	(512,429)	JPM
E.ON International Finance BV	12/20/35	1.000%(Q)		22,000	(566,090)	(431,212)	(134,878)	CITI
Federative Republic of Brazil	06/20/34	1.000%(Q)		41,000	2,162,201	2,509,449	(347,248)	CITI
Federative Republic of Brazil	06/20/35	1.000%(Q)		115,000	7,733,881	8,773,717	(1,039,836)	CITI
Federative Republic of Brazil	12/20/35	1.000%(Q)		112,000	8,291,438	9,453,077	(1,161,639)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Gazprom PAO	06/20/27	1.000%(Q)		4,600	$783,733	$500,564	$283,169	JPM
Hellenic Republic	12/20/29	1.000%(Q)		50,000	(1,313,881)	(768,654)	(545,227)	BARC
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		34,725	(753,587)	(179,373)	(574,214)	JPM
Intesa Sanpaolo SpA	12/20/30	1.000%(Q)	EUR	36,000	(1,183,879)	(1,079,422)	(104,457)	BARC
Intesa Sanpaolo SpA	12/20/30	1.000%(Q)	EUR	18,000	(591,940)	(540,636)	(51,304)	BARC
Intesa Sanpaolo SpA	06/20/33	1.000%(Q)		50,000	(1,469,503)	(1,242,279)	(227,224)	CITI
Intesa Sanpaolo SpA	06/20/33	1.000%(Q)		50,000	(1,469,504)	(1,215,902)	(253,602)	CITI
Intesa Sanpaolo SpA	06/20/33	1.000%(Q)		13,600	(399,705)	(332,375)	(67,330)	CITI
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)	EUR	43,000	(1,471,304)	(1,284,875)	(186,429)	BARC
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)		43,000	(1,200,095)	(969,490)	(230,605)	CITI
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)		36,400	(1,015,894)	(855,960)	(159,934)	CITI
Intesa Sanpaolo SpA	12/20/33	1.000%(Q)		20,000	(558,184)	(425,577)	(132,607)	CITI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		3,000	(40,020)	31,122	(71,142)	BARC
Kingdom of Bahrain	06/20/28	1.000%(Q)		10,000	308,421	—	308,421	BARC
Kingdom of Spain	12/20/29	1.000%(Q)		75,000	(2,195,175)	(1,638,662)	(556,513)	BARC
People’s Republic of China	12/20/32	0.340%(Q)	CNH	350,000	(124,037)	—	(124,037)	BARC
Petroleo Brasileiro SA	06/20/29	1.000%(Q)		5,000	(35,634)	70,171	(105,805)	MSI
Petroleos Mexicanos	01/20/27	1.000%(Q)		60,000	(18,252)	(16,957)	(1,295)	BNP
Petroleos Mexicanos	03/20/27	1.000%(Q)		20,000	(14,968)	221,379	(236,347)	MSI
Petroleos Mexicanos	07/20/27	1.000%(Q)		49,000	76,923	9,326	67,597	BNP
Petroleos Mexicanos	01/20/29	1.000%(Q)		1,000	15,998	13,431	2,567	BNP
Republic of France	12/20/30	0.250%(Q)		44,260	(200,841)	(115,851)	(84,990)	BARC
Republic of France	06/20/31	0.250%(Q)	EUR	42,700	(105,153)	(126,420)	21,267	BOA
Republic of Italy	12/20/30	1.000%(Q)		30,700	(928,055)	(1,017,125)	89,070	BARC
Republic of Panama	03/20/29	1.000%(Q)		77,905	(913,860)	(936,890)	23,030	DB
Republic of Panama	06/20/33	1.000%(Q)		67,600	863,814	1,326,841	(463,027)	CITI
Sasol Financing USA LLC	06/20/29	1.000%(Q)		8,500	172,702	433,610	(260,908)	BARC
Sasol Financing USA LLC	06/20/29	1.000%(Q)		6,500	132,067	358,592	(226,525)	BARC
Telefonica Europe BV	09/20/30	1.000%(Q)		21,500	(381,886)	(250,686)	(131,200)	CITI
United Mexican States	12/20/34	1.000%(Q)		50,000	1,235,391	1,575,668	(340,277)	BARC
United Mexican States	06/20/35	1.000%(Q)		100,000	2,967,741	3,851,787	(884,046)	BARC
					$5,718,462	$14,270,781	$(8,552,319)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		62,830	0.491%	$1,217,043	$1,343,918	$(126,875)	GSI
Alphabet, Inc.	07/20/35	1.600%(Q)		18,000	*	147,062	—	147,062	GSI
America Movil SAB de CV	12/20/26	1.000%(Q)		21,480	0.219%	89,171	62,624	26,547	BARC
Banco Santander SA	03/20/27	1.000%(Q)	EUR	53,200	0.121%	411,718	337,428	74,290	BARC
Bank of Montreal	11/20/29	1.250%(Q)		18,495	*	341,496	—	341,496	GSI
Bank of Montreal	10/20/33	1.600%(Q)		13,283	*	21,236	—	21,236	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		37,278	0.288%	144,645	102,883	41,762	CITI
Bank of Nova Scotia	05/20/35	1.450%(Q)		21,000	*	(713,579)	(23,322)	(690,257)	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		41,922	0.254%	168,184	110,112	58,072	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	18,427	0.247%	86,172	60,767	25,405	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	5,170	0.247%	24,177	18,838	5,339	JPM
Barclays Bank PLC	03/20/27	1.000%(Q)	EUR	51,458	0.284%	336,250	282,170	54,080	MSI
BMW Finance NV	12/20/26	1.000%(Q)	EUR	10,000	0.116%	52,700	40,764	11,936	BARC
BMW Finance NV	03/20/27	1.000%(Q)	EUR	20,000	0.125%	154,132	130,301	23,831	BARC
BMW Finance NV	09/20/27	1.000%(Q)	EUR	9,700	0.158%	119,168	106,089	13,079	BARC
BNP Paribas SA	12/20/26	1.000%(Q)	EUR	25,000	0.158%	126,994	97,449	29,545	BARC
BNP Paribas SA	12/20/26	1.000%(Q)	EUR	6,000	0.158%	30,479	23,733	6,746	BARC
BNP Paribas SA	03/20/27	1.000%(Q)	EUR	13,884	0.175%	101,885	88,549	13,336	MSI

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Canadian Imperial Bank of Commerce	06/20/28	1.100%(Q)		14,805	*	$147,899	$—	$147,899	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		10,900	0.866%	262,921	—	262,921	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		82,845	0.240%	336,940	219,617	117,323	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		25,000	0.240%	101,678	77,645	24,033	JPM
Comision Federal de Electricidad	06/20/27	1.000%(Q)		20,100	1.107%	3,439	26,330	(22,891)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		18,960	1.230%	(57,826)	(52,221)	(5,605)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		6,070	1.230%	(18,512)	(5,488)	(13,024)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		16,175	1.377%	(145,706)	(65,233)	(80,473)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		6,615	1.377%	(59,589)	(35,592)	(23,997)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		4,465	1.377%	(40,221)	(23,960)	(16,261)	BARC
Comision Federal de Electricidad	06/20/31	1.000%(Q)		3,530	2.002%	(146,484)	(148,208)	1,724	BARC
Commerzbank AG	12/20/26	1.000%(Q)	EUR	13,837	0.112%	73,148	54,133	19,015	BARC
Deutsche Telekom AG	06/20/28	1.000%(Q)	EUR	18,900	0.206%	345,778	334,628	11,150	BARC
European Investment Bank	12/20/26	—%(Q)		90,663	0.037%	(12,912)	(17,538)	4,626	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		14,710	0.505%	80,174	59,007	21,167	BARC
Federative Republic of Brazil	06/20/31	1.000%(Q)		386,000	1.248%	(3,727,653)	(6,453,898)	2,726,245	CITI
Federative Republic of Brazil	06/20/31	1.000%(Q)		12,000	1.248%	(115,886)	(145,210)	29,324	CITI
Government of Japan	06/20/28	1.000%(Q)		35,000	0.113%	609,755	461,026	148,729	CITI
Halliburton Co.	12/20/26	1.000%(Q)		27,820	0.131%	126,582	20,605	105,977	GSI
Hellenic Republic	12/20/26	1.000%(Q)		38,913	0.050%	187,125	135,941	51,184	BARC
Hellenic Republic	06/20/27	1.000%(Q)		12,360	0.068%	114,990	76,362	38,628	BARC
Hellenic Republic	12/20/27	1.000%(Q)		9,275	0.105%	123,358	81,351	42,007	BARC
Hellenic Republic	12/20/30	1.000%(Q)		50,000	0.266%	1,532,813	736,025	796,788	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		41,574	0.140%	185,337	134,248	51,089	MSI
HSBC Bank PLC	06/20/27	1.000%(Q)	EUR	23,585	0.149%	235,396	206,557	28,839	BOA
Kingdom of Norway	12/20/26	—%(Q)		90,890	0.027%	(9,385)	(17,409)	8,024	BARC
Kingdom of Spain	12/20/31	1.000%(Q)		75,000	0.184%	3,051,564	1,989,756	1,061,808	BARC
Mizuho Bank, Ltd.	06/20/27	1.000%(Q)		50,000	0.220%	397,984	347,212	50,772	JPM
National Bank of Canada	12/20/26	1.000%(Q)		16,382	0.278%	64,229	46,236	17,993	CITI
New York Life Global Funding	08/20/33	1.550%(Q)		19,600	*	(229,644)	—	(229,644)	GSI
New York Life Global Funding	09/20/35	2.000%(Q)		19,000	1.843%	257,839	—	257,839	GSI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)		23,843	0.288%	175,658	148,466	27,192	BOA
Nomura Holdings, Inc.	06/20/27	1.000%(Q)		20,000	0.288%	147,345	126,537	20,808	JPM
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		20,664	0.388%	194,642	181,645	12,997	BOA
Oracle Corp.	06/20/30	1.000%(Q)		26,535	1.719%	(634,544)	469,951	(1,104,495)	GSI
Oriental Republic of Uruguay	06/20/31	1.000%(Q)		10,350	0.544%	219,620	212,203	7,417	BARC
Pacific Life	08/20/35	2.500%(Q)		22,200	2.890%	(537,403)	(73)	(537,330)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		69,450	0.310%	1,386,162	498,530	887,632	JPM
People’s Republic of China	12/20/32	0.480%(Q)		50,000	0.433%	157,212	—	157,212	BARC
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	1.685%	(142,865)	(417,906)	275,041	CITI
Petroleos Mexicanos	01/20/29	1.000%(Q)		110,000	1.704%	(1,759,793)	(421,521)	(1,338,272)	BNP
Realty Income Corp.	02/20/36	1.300%(Q)		18,000	*	(335,327)	—	(335,327)	GSI
Republic of Angola	12/20/27	1.000%(Q)		4,100	2.386%	(71,396)	(133,611)	62,215	BARC
Republic of Argentina	12/20/26	5.000%(Q)		20,000	0.878%	431,380	(80,990)	512,370	MSI
Republic of Chile	06/20/28	1.000%(Q)		11,173	0.240%	167,847	130,319	37,528	BARC
Republic of Colombia	12/20/26	1.000%(Q)		16,226	0.449%	52,763	12,162	40,601	BARC
Republic of Colombia	06/20/28	1.000%(Q)		9,000	0.703%	58,700	(48,532)	107,232	BARC
Republic of Ecuador	06/20/27	5.000%(Q)		8,350	1.342%	313,189	(22,949)	336,138	GSI
Republic of Ecuador	12/20/27	5.000%(Q)		8,505	2.135%	374,451	175,535	198,916	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ecuador	12/20/27	5.000%(Q)		5,000	2.135%	$220,135	$120,570	$99,565	BARC
Republic of Ecuador	12/20/27	5.000%(Q)		3,500	2.135%	154,095	(16,657)	170,752	GSI
Republic of Ecuador	06/20/28	5.000%(Q)		5,000	2.505%	251,297	(39,681)	290,978	GSI
Republic of France	12/20/26	0.250%(Q)		79,804	0.071%	77,724	46,418	31,306	BARC
Republic of France	12/20/26	0.250%(Q)		39,086	0.071%	38,067	22,745	15,322	BARC
Republic of France	06/20/27	0.250%(Q)		24,010	0.105%	37,308	25,876	11,432	BARC
Republic of France	12/20/30	0.250%(Q)		44,260	0.289%	(56,496)	(238,580)	182,084	BARC
Republic of France	06/20/31	0.250%(Q)		50,000	0.315%	(129,420)	(66,612)	(62,808)	BOA
Republic of France	12/20/34	0.250%(Q)		300	0.537%	(5,919)	(8,521)	2,602	BARC
Republic of Italy	09/20/26	1.000%(Q)		63,756	0.050%	155,800	84,416	71,384	BARC
Republic of Italy	12/20/30	1.000%(Q)		30,700	0.277%	928,056	762,186	165,870	BARC
Republic of Ivory Coast	04/07/27	1.885%(Q)		13,600	0.892%	120,142	(1,258)	121,400	DB
Republic of Ivory Coast	06/20/27	1.000%(Q)		19,000	0.944%	30,396	(32,856)	63,252	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		4,300	0.944%	6,879	(5,727)	12,606	BARC
Republic of Kazakhstan	12/20/26	1.000%(Q)		9,861	0.195%	41,839	30,594	11,245	CITI
Republic of Kazakhstan	06/20/27	1.000%(Q)		11,489	0.243%	89,194	78,683	10,511	BOA
Republic of Panama	09/20/26	1.000%(Q)		150,000	0.310%	311,793	104,624	207,169	CITI
Republic of Panama	06/20/27	1.000%(Q)		79,305	0.400%	505,875	379,701	126,174	CITI
Republic of Panama	06/20/27	1.000%(Q)		31,051	0.400%	198,069	154,490	43,579	BARC
Republic of Panama	03/20/29	1.000%(Q)		77,905	*	65,484	(38,664)	104,148	DB
Republic of Panama	06/20/31	1.000%(Q)		86,500	0.943%	313,337	75,518	237,819	CITI
Republic of Peru	06/20/28	1.000%(Q)		11,791	0.303%	163,320	113,706	49,614	BARC
Republic of Romania	12/20/26	1.000%(Q)		4,852	0.447%	15,816	9,183	6,633	BOA
Republic of Serbia	06/20/29	1.000%(Q)		7,475	0.990%	10,328	(88,240)	98,568	BARC
Republic of Serbia	12/20/30	1.000%(Q)		15,000	1.347%	(188,123)	(147,768)	(40,355)	BARC
Republic of Serbia	12/20/30	1.000%(Q)		6,570	1.347%	(82,398)	(65,129)	(17,269)	BARC
Republic of South Africa	12/20/26	1.000%(Q)		16,737	0.237%	68,315	35,559	32,756	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		38,234	0.096%	177,032	129,335	47,697	MSI
Slovak Republic	12/20/27	1.000%(Q)		17,705	0.176%	218,057	197,363	20,694	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		44,100	0.365%	428,867	357,075	71,792	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		24,023	0.149%	106,274	75,742	30,532	MSI
State of Israel	06/20/27	1.000%(Q)		42,698	0.252%	327,959	311,096	16,863	CITI
State of Israel	06/20/27	1.000%(Q)		24,000	0.252%	184,342	164,031	20,311	CITI
State of Qatar	12/20/26	1.000%(Q)		17,805	0.161%	77,895	59,591	18,304	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	15,777	0.316%	68,819	53,092	15,727	BARC
The Republic of Poland	12/20/27	1.000%(Q)		10,000	0.247%	113,474	105,953	7,521	BARC
The Republic of Poland	12/20/28	1.000%(Q)		10,000	0.307%	169,758	167,062	2,696	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	25,669	0.086%	138,766	111,395	27,371	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	22,870	0.086%	123,635	95,148	28,487	BARC
UBS Group AG	12/20/26	1.000%(Q)	EUR	14,561	0.122%	76,294	57,048	19,246	GSI
United Mexican States	06/20/31	1.000%(Q)		218,000	0.864%	1,538,794	(863,203)	2,401,997	BARC
United Mexican States	06/20/31	1.000%(Q)		10,000	0.864%	70,587	59,157	11,430	BARC
Verizon Communications, Inc.	06/20/27	1.000%(Q)		22,006	0.349%	150,133	138,447	11,686	GSI
Volkswagen AG	12/20/26	1.000%(Q)	EUR	29,000	0.237%	136,894	106,800	30,094	BARC
Wells Fargo & Co.	12/20/26	1.000%(Q)		50,744	0.209%	212,634	155,181	57,453	GSI
Wells Fargo & Co.	12/20/26	1.000%(Q)		25,000	0.209%	104,759	80,568	24,191	JPM
Wells Fargo & Co.	12/20/26	1.000%(Q)		17,405	0.209%	72,933	56,143	16,790	JPM
Wells Fargo & Co.	06/20/27	1.000%(Q)		21,500	0.243%	166,869	131,480	35,389	GSI
						$14,737,393	$4,697,071	$10,040,322

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.46.V3	06/20/31	5.000%(Q)	5,445,000	3.105%	$429,183,508	$442,275,133	$13,091,625
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	700,000	0.151%	5,190,745	5,999,989	809,244
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	1,400,000	0.186%	15,303,351	17,049,253	1,745,902
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	1,450,000	0.223%	20,605,804	22,214,357	1,608,553
					$470,283,408	$487,538,732	$17,255,324

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.43.15-100%	12/20/29	1.000%(Q)	50,000	0.394%	$1,013,190	$1,389,986	$(376,796)	JPM
CMBX.NA.11.AAA	11/18/54	0.500%(M)	22,991	*	69,430	98,091	(28,661)	GSI
CMBX.NA.12.AAA	08/17/61	0.500%(M)	40,000	*	142,127	220,391	(78,264)	GSI
CMBX.NA.12.AAA	08/17/61	0.500%(M)	23,000	*	81,723	132,555	(50,832)	GSI
CMBX.NA.13.AAA	12/16/72	0.500%(M)	23,000	*	127,376	162,822	(35,446)	GSI
CMBX.NA.14.AAA	12/16/72	0.500%(M)	20,000	*	102,749	99,407	3,342	GSI
					$1,536,595	$2,103,252	$(566,657)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Value at Trade Date		Value at July 31, 2026		Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
1,038,050	06/09/27	3.090%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)		$15,626		$(5,212,244)		$(5,227,870)
830,390	06/11/27	3.058%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)		(122,293)		(4,210,801)		(4,088,508)
				$(106,667)		$(9,423,045)		$(9,316,378)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	169,410	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.370%	$414,244	$(3,872,945)	$(4,287,189)
CHF	43,500	02/23/36	0.480%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(819,232)	(819,232)
CHF	43,825	07/30/36	0.650%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(190,406)	(190,406)
CHF	43,825	08/04/36	0.688%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(5)	(5)
EUR	74,923	02/15/34	2.192%(A)	1 Day EuroSTR(1)(A)/ 2.184%	—	4,066,976	4,066,976
GBP	35,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.731%	(2,401,588)	5,514,348	7,915,936
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.731%	(1,550,973)	6,841,815	8,392,788
GBP	43,465	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.731%	(1,089)	(4,038,434)	(4,037,345)
JPY	15,450,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(11,076,827)	(11,076,827)
JPY	8,230,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(5,618,820)	(5,618,820)
MXN	1,932,890	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(1,696,923)	(1,696,923)
MXN	1,693,900	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(2,204,751)	(2,204,751)
MXN	461,785	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(599,067)	(599,067)
NZD	210,135	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.935%	—	(1,725,517)	(1,725,517)
	781,180	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.660%	—	(1,877,662)	(1,877,662)
	1,458,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.660%	141,669	7,961,492	7,819,823
	642,735	07/08/28	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	429,696	(1,579,317)	(2,009,013)
	80,000	06/15/30	3.271%(A)	1 Day SOFR(1)(A)/ 3.660%	313,745	2,554,558	2,240,813
	21,400	09/15/30	3.411%(A)	1 Day SOFR(1)(A)/ 3.660%	—	638,624	638,624
	256,615	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(3,084,365)	(3,084,365)
	120,000	05/11/33	4.100%(A)	1 Day SOFR(1)(A)/ 3.660%	(4,391,183)	744,353	5,135,536
	68,000	11/11/33	4.100%(A)	1 Day SOFR(1)(A)/ 3.660%	(1,795,717)	411,073	2,206,790
	68,842	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.660%	—	3,576,146	3,576,146
	462,295	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(31,175,818)	(31,175,818)
	165,075	08/11/46	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	(8,405,252)	(12,413,574)	(4,008,322)
	252,990	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.660%	(1,709,616)	(27,527,660)	(25,818,044)
	72,870	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.660%	33,262,750	37,044,724	3,781,974
	938,170	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.660%	18,553,899	43,226,296	24,672,397
	224,000	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.660%	1,736,344	29,050,769	27,314,425
	352,385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.660%	—	39,512,899	39,512,899
	348,996	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.660%	—	2,409,106	2,409,106
	486,681	06/04/56	4.127%(A)	1 Day SOFR(1)(A)/ 3.660%	(291,091)	3,432,154	3,723,245
	133,400	08/11/56	3.870%(A)	1 Day SOFR(1)(A)/ 3.660%	10,409,202	14,449,244	4,040,042
ZAR	1,139,150	06/01/36	8.140%(A)	1 Day ZARONIA(2)(A)/ 6.858%	(2,416)	(994,160)	(991,744)
ZAR	373,000	06/04/36	8.080%(A)	1 Day ZARONIA(2)(A)/ 6.858%	(759)	(420,103)	(419,344)
ZAR	962,000	06/05/36	8.170%(A)	1 Day ZARONIA(2)(A)/ 6.858%	(2,074)	(731,319)	(729,245)
					$44,709,791	$89,787,672	$45,077,881

PGIM Total Return Bond Fund

PGIM Total Return Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	2,490,326	01/02/31	13.210%(T)	1 Day BROIS(1)(T)/ 0.053%	$22,190,015	$—	$22,190,015	GSI
BRL	2,490,326	01/02/31	13.380%(T)	1 Day BROIS(2)(T)/ 0.053%	(20,549,902)	—	(20,549,902)	GSI
					$1,640,113	$—	$1,640,113

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Banco Santander SA(T)	1 Day SOFR +52bps(Q)/ 4.180%	CITI	08/03/27	25,000	$(948,783)	$—	$(948,783)
Banco Santander SA(T)	1 Day SOFR +51.9bps(Q)/ 4.179%	CITI	08/13/27	25,000	(1,169,045)	—	(1,169,045)
Banque Federative du Credit Mutuel SA(T)	1 Day SOFR +57bps(Q)/ 4.230%	CITI	01/17/28	30,000	(859,844)	—	(859,844)
Deutsche Telekom International Finance BV(T)	1 Day SOFR +65bps(Q)/ 4.310%	CITI	11/25/27	8,487	(539,791)	—	(539,791)
Deutsche Telekom International Finance BV(T)	1 Day SOFR +65bps(Q)/ 4.310%	CITI	11/25/27	33,950	(2,159,292)	—	(2,159,292)
Deutsche Telekom International Finance BV(T)	1 Day SOFR +64bps(Q)/ 4.300%	CITI	12/10/27	43,000	(2,347,495)	—	(2,347,495)
E.ON International Finance BV(T)	1 Day SOFR +53bps(Q)/ 4.190%	CITI	01/07/28	22,000	(999,414)	—	(999,414)
Goldman Sachs Group, Inc. (The)(T)	1 Day SOFR +49bps(Q)/ 4.150%	CITI	01/26/27	5,000	(73,960)	—	(73,960)
Intesa Sanpaolo SpA(T)	1 Day SOFR +60bps(Q)/ 4.260%	CITI	01/06/28	43,000	(1,715,939)	—	(1,715,939)
Intesa Sanpaolo SpA(T)	1 Day SOFR +57.5bps(Q)/ 4.235%	CITI	01/10/28	43,000	(1,698,226)	—	(1,698,226)
Intesa Sanpaolo SpA(T)	1 Day SOFR +57bps(Q)/ 4.230%	CITI	01/13/28	43,000	(1,696,632)	—	(1,696,632)
Intesa Sanpaolo SpA(T)	1 Day SOFR +57bps(Q)/ 4.230%	CITI	01/14/28	50,000	(1,966,092)	—	(1,966,092)
Intesa Sanpaolo SpA(T)	1 Day SOFR +55bps(Q)/ 4.210%	CITI	02/04/28	50,000	(1,998,256)	—	(1,998,256)
Intesa Sanpaolo SpA(T)	1 Day SOFR +53.8bps(Q)/ 4.198%	CITI	02/09/28	50,000	(2,305,315)	—	(2,305,315)
Intesa Sanpaolo SpA(T)	1 Day SOFR +53.5bps(Q)/ 4.195%	CITI	02/22/28	13,526	(677,335)	—	(677,335)
Intesa Sanpaolo SpA(T)	1 Day SOFR +53.8bps(Q)/ 4.198%	CITI	03/06/28	36,474	(1,500,588)	—	(1,500,588)
Telefonica Europe BV(T)	1 Day SOFR +55bps(Q)/ 4.210%	CITI	12/16/27	21,500	(367,024)	—	(367,024)
					$(23,023,031)	$—	$(23,023,031)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).